UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04782
                                   ------------------------------------

                               HSBC INVESTOR FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      452 FIFTH AVENUE, NEW YORK, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.


HSBC INVESTOR CORE PLUS FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.1%)

HSBC Investor Core Plus Fixed Income Portfolio                        16,481,918
                                                                      ----------

TOTAL INVESTMENTS-  100.1%                                            16,481,918
                                                                      ==========

------------
Percentages indicated are based on net assets of $16,465,510.


See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.1%)

HSBC Investor High Yield Fixed Income Portfolio                        8,735,763
                                                                       ---------

TOTAL INVESTMENTS-  99.1%                                              8,735,763
                                                                       =========

------------
Percentages indicated are based on net assets of $8,811,372.


See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.0%)

HSBC Investor Intermediate Duration Fixed Income Portfolio            13,916,235
                                                                      ----------

TOTAL INVESTMENTS- 100.0%                                             13,916,235
                                                                      ==========

------------
Percentages indicated are based on net assets of $13,917,610.


See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.1%)

HSBC Investor Growth Portfolio                                        53,660,801
                                                                      ----------

TOTAL INVESTMENTS-  100.1%                                            53,660,801
                                                                      ==========

------------
Percentages indicated are based on net assets of $53,586,995.


See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.3%)

HSBC Investor Opportunity Portfolio                                   16,720,870
                                                                      ----------

TOTAL INVESTMENTS- 100.3%                                             16,720,870
                                                                      ==========

------------
Percentages indicated are based on net assets of $16,676,330.


See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.1%)

HSBC Investor International Equity Portfolio                          14,679,273
                                                                      ----------

TOTAL INVESTMENTS- 100.1%                                             14,679,273
                                                                      ==========

------------
Percentages indicated are based on net assets of $14,664,535.


See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.3%)

HSBC Investor Value Portfolio                                         50,080,791
                                                                      ----------

TOTAL INVESTMENTS-  100.3%                                            50,080,791
                                                                      ==========
------------
Percentages indicated are based on net assets of $49,915,679.


See notes to schedules of portfolio investments.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANIES (100.2%)

HSBC Investor International Equity Portfolio                           2,730,736
HSBC Investor Opportunity Portfolio                                    4,079,705
HSBC Investor Value Portfolio                                          2,501,410
HSBC Investor Growth Portfolio                                         2,509,166
                                                        SHARES
                                                        -------
HSBC Investor Money Market Fund - Class I Shares *      117,547          117,547
                                                                      ----------

TOTAL INVESTMENTS - 100.2%                                            11,938,564
                                                                      ==========

------------
Percentages indicated are based on net assets of $11,911,364.

* Cost for the HSBC Investor Money Market Fund - Class I Shares is $117,547.


See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANIES (100.0%)

HSBC Investor Core Plus Fixed Income Portfolio                         5,026,368
HSBC Investor International Equity Portfolio                           6,750,198
HSBC Investor Opportunity Portfolio                                    6,822,098
HSBC Investor High Yield Fixed Income Portfolio                          671,001
HSBC Investor Value Portfolio                                          7,110,721
HSBC Investor Growth Portfolio                                         7,132,907

                                                        SHARES
                                                        -------
HSBC Investor Money Market Fund - Class I Shares*       334,546          334,546
                                                                      ----------

TOTAL INVESTMENTS - 100.0%                                            33,847,839
                                                                      ==========

------------
Percentages indicated are based on net assets of 33,844,842.

* Cost for HSBC Investor Money Market Fund - Class I Shares is $334,546.


See notes to schedules of portfolio investments.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANIES (99.9%)

HSBC Investor Core Plus Fixed Income Portfolio                         9,532,910
HSBC Investor International Equity Portfolio                           5,539,513
HSBC Investor Opportunity Portfolio                                    4,105,543
HSBC Investor High Yield Fixed Income Portfolio                        1,835,452
HSBC Investor Value Portfolio                                          6,669,103
HSBC Investor Growth Portfolio                                         7,061,417

                                                         SHARES
                                                        ---------
HSBC Investor Money Market Fund Class - I Shares*       2,202,557      2,202,557
                                                                      ----------

TOTAL INVESTMENTS - 99.9%                                             36,946,495
                                                                      ==========
------------
Percentages indicated are based on net assets of $37,000,310.

*Cost for the HSBC Investor Money Market Fund - Class I Shares is $2,202,557.


See notes to schedules of portfolio investments.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                      ----------

INVESTMENT IN AFFILIATED INVESTMENT COMPANIES (100.1%)

HSBC Investor Core Plus Fixed Income Portfolio                         2,929,330
HSBC Investor International Equity Portfolio                           1,180,200
HSBC Investor Opportunity Portfolio                                      477,105
HSBC Investor Intermediate Duration Fixed Income Portfolio               351,116
HSBC Investor High Yield Fixed Income Portfolio                          938,513
HSBC Investor Value Portfolio                                          1,657,667
HSBC Investor Growth Portfolio                                         1,781,580
                                                         SHARES
                                                        ---------
HSBC Investor Money Market Fund - Class I Shares*       2,468,483      2,468,483
                                                                      ----------

TOTAL INVESTMENTS- 100.1%                                             11,783,994
                                                                      ==========

------------
Percentages indicated are based on net assets of $11,772,530.

* Cost for the HSBC Investor Money Market Fund - Class I Shares is $2,468,483.


See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                    SHARES OR
                                    PRINCIPAL
                                    AMOUNT ($)       VALUE ($)
                                    ----------       ---------
MUNICIPAL BONDS - 96.2%
NEW YORK - 84.7%
Buffalo, New York Fiscal
  Stability Authority Sales
  Tax & State Aid Revenue,
  5.25%, 8/15/13, (MBIA
  Insured)                             500,000         561,215
Long Island Power Authority
  Electrical Systems Revenue,
  5.00%, 12/1/22, Callable
  12/1/16 @ 100                        500,000         533,805
Metropolitan Transportation
  Authority Revenue, 5.25%,
  11/15/11                           1,000,000       1,089,890
Metropolitan Transportation
  Authority Revenue, 5.75%,
  7/1/13, Escrowed to
  Maturity                             285,000         309,527
Metropolitan Transportation
  Authority Revenue, 5.50%,
  1/1/19, (MBIA Insured),
  Callable 7/1/12 @ 100                480,000         522,235
Metropolitan Transportation
  Authority Revenue, 5.50%,
  11/15/19, (FGIC Insured)           1,000,000       1,155,430
Metropolitan Transportation
  Authority Revenue, 5.00%,
  11/15/32, (FSA Insured),
  Callable 11/15/12 @ 100            1,625,000       1,686,116
Monroe County Airport
  Authority Revenue, 5.63%,
  1/1/10, AMT, (MBIA Insured)        1,240,000       1,304,902
Monroe County Airport
  Authority Revenue, 5.75%,
  1/1/14, AMT, (MBIA Insured)          750,000         839,880
New York City GO, 5.25%,
  8/1/11                             1,000,000       1,088,740
New York City GO, 5.00%,
  8/1/14                               200,000         220,568
New York City GO, 5.00%,
  8/1/15                               325,000         358,787
New York City GO, Series C,
  5.00%, 8/1/16, (MBIA
  Insured), Callable 8/1/15 @
  100                                  500,000         556,945
New York City GO, 5.00%,
  8/1/17                               500,000         552,975
New York City Housing
  Development Corp. Revenue,
  5.60%, 11/1/19, AMT,
  Callable 11/1/09 @ 101               100,000         103,063
New York City IDA Civic
  Facility Revenue, USTA
  National Tennis Center,
  5.00%, 11/15/19, (FSA
  Insured), Callable 5/1/13 @
  100                                1,000,000       1,077,810
New York City IDA Revenue,
  Queens Baseball Stadium,
  5.00%, 1/1/18, (AMBAC
  Insured), Callable 1/1/17 @
  100                                  550,000         593,890
New York City IDA Special
  Facility Revenue, Terminal
  One Group Association,
  5.00%, 1/1/09, AMT                 1,000,000       1,015,830
New York City Municipal Water
  Finance Authority, 5.00%,
  6/15/34, Callable 6/15/13 @
  100                                1,250,000       1,281,563
New York City Municipal Water
  Finance Authority, 5.00%,
  6/15/36, Callable 12/15/14
  @ 100                              1,000,000       1,030,420
New York City Transitional
  Finance Authority Building
  Aid Revenue, 5.00%,
  7/15/18, (FGIC Insured),
  Callable 1/15/17 @ 100               550,000         605,792
New York City Transitional
  Finance Authority Building
  Aid Revenue, 5.00%,
  7/15/36, (FGIC Insured),
  Callable 1/15/17 @ 100             1,000,000       1,026,850
New York City Transitional
  Finance Authority Revenue,
  5.25%, 5/1/17, Callable
  5/1/11 @ 100                         400,000         430,444
New York City Transitional
  Finance Authority Revenue,
  5.25%, 2/1/29, Callable
  2/1/11 @ 100                       1,540,000       1,642,348
New York State Dormitory
  Authority Revenue, Cooper
  Union, 6.00%, 7/1/19, (MBIA
  Insured), Callable 7/1/09 @
  101                                  350,000         372,498
New York State Dormitory
  Authority Revenue,
  Department of Health,
  5.25%, 7/1/16, Callable
  7/1/14 @ 100                         500,000         552,300
New York State Dormitory
  Authority Revenue,
  Department of Mental
  Hygiene, 5.50%, 8/15/17,
  Callable 2/15/08 @ 101               125,000         126,455
New York State Dormitory
  Authority Revenue, Fashion
  Institute, 5.25%, 7/1/22,
  (FGIC Insured)                     1,250,000       1,400,900
New York State Dormitory
  Authority Revenue, Master
  Boces PG, 5.25%, 8/15/19,
  (FSA Insured), Callable
  8/15/12 @ 100                      1,000,000       1,086,390
New York State Dormitory
  Authority Revenue, Mental
  Health, 6.50%, 8/15/11               225,000         254,198
New York State Dormitory
  Authority Revenue, Mental
  Health, 5.00%, 2/15/15,
  (FGIC Insured)                     1,245,000       1,379,435
New York State Dormitory
  Authority Revenue, New York
  Presbyterian Hospital,
  5.50%, 8/1/10, (AMBAC
  Insured)                             750,000         804,480
New York State Dormitory
  Authority Revenue, New York
  University, 5.50%, 7/1/18,
  (AMBAC Insured)                      500,000         571,845
New York State Dormitory
  Authority Revenue, NYSARC,
  Inc., 5.25%, 7/1/18, (FSA
  Insured), Callable 7/1/12 @
  101                                1,460,000       1,595,649
New York State Dormitory
  Authority Revenue,
  Rockefeller University,
  5.25%, 7/1/13, Callable
  7/1/08 @ 101                         500,000         510,785
New York State Dormitory
  Authority Revenue, Sloan
  Kettering Institute, 5.50%,
  7/1/23, (MBIA Insured)             1,300,000       1,471,314

New York State Dormitory
  Authority Revenue, St.
  Johns University, 5.00%,
  7/1/24, (MBIA Insured),
  Callable 7/1/17 @ 100              1,000,000       1,068,080
New York State Dormitory
  Authority Revenue, State
  Personal Income Tax
  Revenue, 5.00%, 3/15/23,
  Callable 3/15/15 @ 100             1,000,000       1,064,590
New York State Dormitory
  Authority Revenue,
  University of Rochester,
  5.00%, 7/1/22, Callable
  1/1/17 @100                          500,000         536,785
New York State Environmental
  Facilities Corp., 5.70%,
  1/15/14, Callable 7/15/09 @
  101                                  415,000         438,103
New York State Environmental
  Facilities Corp., 5.70%,
  1/15/14                               15,000          15,930
New York State Mortgage
  Agency Revenue, 5.60%,
  10/1/14, AMT, Callable
  2/8/08 @ 101.5                     1,000,000       1,016,110
New York State Municipal Bond
  Bank Revenue, 5.50%,
  12/1/12                              850,000         950,385
New York State Thruway
  Authority Revenue, Personal
  Income Tax Revenue, 5.00%,
  3/15/19, (MBIA Insured),
  Callable 3/15/13 @ 100             1,400,000       1,491,560
New York State Thruway
  Authority Revenue, Personal
  Income Tax Revenue, 5.50%,
  3/15/20, Pre-refunded
  3/15/12 @ 100                        500,000         556,565
New York State Thruway
  Authority Revenue, Personal
  Income Tax Revenue, 5.00%,
  3/15/21, (MBIA Insured),
  Callable 3/15/13 @ 100               500,000         530,665
New York State Thruway
  Authority Revenue, Second
  General Highway & Bridge,
  5.50%, 4/1/17, (FGIC
  Insured), Callable 4/1/11 @
  101                                1,000,000       1,102,900
New York State Thruway
  Authority Revenue, Second
  General Highway & Bridge,
  5.00%, 4/1/22, (MBIA
  Insured), Callable 4/1/14 @
  100                                1,000,000       1,045,490
New York State Thruway
  Authority Revenue, Service
  Contract Revenue, 5.50%,
  4/1/11                             1,000,000       1,092,830
New York State Urban
  Development Corp. Revenue,
  6.50%, 1/1/09, (MBIA
  Insured)                             500,000         520,090
New York State Urban
  Development Corp. Revenue,
  5.75%, 4/1/12                        500,000         557,295
New York State Urban
  Development Corp. Revenue,
  5.00%, 3/15/21, (FSA
  Insured), Callable 3/15/15
  @100                               1,000,000       1,076,890
New York State Urban
  Development Corp. Revenue,
  5.13%, 1/1/22, Callable
  7/1/14 @ 100                         885,000         932,631
New York State Urban
  Development Corp. Revenue,
  5.13%, 1/1/25, Pre-refunded
  1/1/11 @ 100                         175,000         188,403
Onondaga County, Water
  Authority Revenue, 5.00%,
  9/15/14, (FSA Insured),
  Callable 9/15/10 @ 101               300,000         321,321
Onondaga County, Water
  Authority Revenue, 5.00%,
  9/15/15, (FSA Insured),
  Callable 9/15/10 @ 101               665,000         710,506
Port Authority of New York &
  New Jersey Revenue, 5.00%,
  9/1/27, Callable 9/1/13 @
  100                                  795,000         823,390
Port Authority of New York &
  New Jersey Revenue, 5.38%,
  3/1/28                             1,100,000       1,265,924
Port Authority of New York &
  New Jersey Special
  Obligation Revenue, 5.75%,
  12/1/22, AMT, (MBIA
  Insured), Callable 2/25/08
  @ 102                                500,000         510,640
Suffolk County, New York GO,
  5.25%, 5/1/12, (FSA
  Insured)                             515,000         570,651
Suffolk County, New York GO,
  5.25%, 5/1/15, (FSA
  Insured)                             100,000         114,369
Syracuse Industrial
  Development Agency Revenue,
  5.00%, 1/1/36, AMT, (XLCA
  Insured), Callable 1/1/17 @
  100                                1,000,000         974,980
Tobacco Settlement Financing
  Corp., 5.50%, 6/1/21,
  Callable 6/1/13 @ 100              1,000,000       1,079,810
Webster, Central School
  District GO, 5.00%,
  6/15/14, (FSA Insured)               500,000         559,530
Yonkers, New York, 5.00%,
  12/1/14, (MBIA Insured)              750,000         826,530
                                                    ----------
                                                    51,658,227
                                                    ----------

PUERTO RICO - 11.5%
Puerto Rico Commonwealth,
  Highway & Transportation
  Authority Grant Antic
  Revenue, 5.00%, 9/15/17,
  (MBIA Insured), Callable
  3/15/14 @ 100                      1,000,000       1,079,230
Puerto Rico Commonwealth,
  Highway & Transportation
  Authority Grant Antic
  Revenue, 5.00%, 7/1/35,
  Pre-refunded 7/1/15 @ 100          1,340,000       1,519,855
Puerto Rico Electric Power
  Authority Power Revenue,
  5.25%, 7/1/22, (MBIA
  Insured)                           1,000,000       1,063,560
Puerto Rico Municipal Finance
  Agency Revenue, 5.00%,
  8/1/12                               995,000       1,051,934
Puerto Rico Public Buildings
  Authority Revenue
  Guaranteed, 5.25%, 7/1/33,
  Callable 7/1/14 @ 100                700,000         695,107
Puerto Rico Public Finance
  Corp. Revenue, 5.25%,
  8/1/29, (MBIA Insured),
  Callable 7/1/10 @ 101              1,000,000       1,038,550

Puerto Rico Public Finance
  Corp. Revenue, 5.38%,
  6/1/18, (AMBAC Insured)              500,000         580,680
                                                    ----------
                                                     7,028,916
                                                    ----------

TOTAL MUNICIPAL BONDS
(COST $56,165,653)                                  58,687,143
                                                    ----------
INVESTMENT COMPANY - 3.1%
BlackRock Liquidity New York
  Money Fund Portfolio
  Institutional Shares, 2.45%
  (a)                                1,923,623       1,923,623
                                                    ----------

TOTAL INVESTMENT COMPANY
(COST $1,923,623)                                    1,923,623
                                                    ----------
TOTAL INVESTMENTS (COST $58,089,276) -- 99.3%       60,610,766
                                                    ==========

----------
         Percentages indicated are based on net assets of $61,015,969.
(a) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
AMBAC    American Municipal Bond Assurance Corp.
AMT      Interest on security is subject to federal
         alternative minimum tax
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance
GO       General Obligation
IDA      Industrial Development Agency
MBIA     Municipal Bond Insurance Association
XLCA     XL Capital Assurance


See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                        SHARES       VALUE($)
                                       ---------    ----------
COMMON STOCKS - 97.7%
ADVERTISING - 1.2%
Lamar Advertising Co.                     10,700       461,384
                                                    ----------
                                                       461,384
                                                    ----------
AEROSPACE & DEFENSE - 4.5%
The Boeing Co.                             9,300       773,574
United Technologies Corp.                 12,900       946,989
                                                    ----------
                                                     1,720,563
                                                    ----------
AUTOMOTIVE & TRANSPORT - 10.9%
BorgWarner, Inc.                          30,000     1,518,300
DaimlerChrysler AG                         9,600       751,008
Johnson Controls, Inc.                    22,500       795,825
PACCAR, Inc.                              23,900     1,121,388
                                                    ----------
                                                     4,186,521
                                                    ----------
CHEMICALS - 7.9%
Ecolab, Inc.                              19,400       936,050
Monsanto Co.                              14,000     1,574,160
Sigma-Aldrich Corp.                       10,700       531,362
                                                    ----------
                                                     3,041,572
                                                    ----------
COMPUTER SOFTWARE - 6.6%
Electronic Arts, Inc. (a)                 19,400       918,978
Intuit, Inc. (a)                          14,200       435,798
Microsoft Corp.                           23,900       779,140
Salesforce.com, Inc. (a)                   7,500       392,100
                                                    ----------
                                                     2,526,016
                                                    ----------
COMPUTERS - 7.0%
Apple, Inc. (a)                           11,000     1,488,960
Hewlett-Packard Co.                       14,200       621,250
Intel Corp.                               27,400       580,880
                                                    ----------
                                                     2,691,090
                                                    ----------
CONSUMER PRODUCTS - 4.2%
Nike, Inc., Class B                       19,500     1,204,320
PepsiCo, Inc.                              5,800       395,502
                                                    ----------
                                                     1,599,822
                                                    ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 15.7%
Caterpillar, Inc.                         12,000       853,680
Donaldson Co., Inc.                       15,500       649,450
Jacobs Engineering Group,
  Inc. (a)                                18,500     1,414,140
Kennametal, Inc.                          27,800       851,514
Plum Creek Timber Co., Inc.               18,400       768,200
Tyco Electronics Ltd.                     16,900       571,389
W. W. Grainger, Inc.                      11,600       923,012
                                                    ----------
                                                     6,031,385
                                                    ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 2.3%
NVIDIA Corp. (a)                          22,500       553,275
Trimble Navigation Ltd. (a)               12,500       330,625
                                                    ----------
                                                       883,900
                                                    ----------
FINANCIAL SERVICES - 14.0%
American Express Co.                      15,600       769,392
Ameriprise Financial, Inc.                15,900       879,429
BlackRock, Inc., Class A                   2,390       528,429
CME Group, Inc.                            2,300     1,423,470
JP Morgan Chase & Co.                      8,900       423,195
T. Rowe Price Group, Inc.                 12,500       632,375
The Charles Schwab Corp.                  31,800       709,140
                                                    ----------
                                                     5,365,430
                                                    ----------
HEALTH CARE - 3.3%
Becton, Dickinson & Co.                    4,080       353,042
Hologic, Inc. (a)                          7,000       450,520
Zimmer Holdings, Inc. (a)                  6,000       469,620
                                                    ----------
                                                     1,273,182
                                                    ----------
HOTELS & LODGING - 1.5%
Las Vegas Sands Corp. (a)                  6,450       565,472
                                                    ----------
                                                       565,472
                                                    ----------
INTERNET RELATED - 3.0%
Google, Inc., Class A (a)                  2,050     1,156,815
                                                    ----------
                                                     1,156,815
                                                    ----------
MEDIA - 3.0%
McGraw-Hill Cos., Inc.                     9,000       384,840
The Walt Disney Co.                       25,400       760,222
                                                    ----------
                                                     1,145,062
                                                    ----------
MOTOR VEHICLES - 0.3%
Harley-Davidson, Inc.                      3,000       121,740
                                                    ----------
                                                       121,740
                                                    ----------
OIL & GAS - 1.8%
Schlumberger Ltd.                          4,300       324,478
Suncor Energy, Inc. ADR                    4,000       375,920
                                                    ----------
                                                       700,398
                                                    ----------
RESTAURANTS - 0.4%
Starbucks Corp. (a)                        8,900       168,299
                                                    ----------
                                                       168,299
                                                    ----------
RETAIL - 3.3%
Nordstrom, Inc.                           13,000       505,700
Walgreen Co.                              11,500       403,765
Whole Foods Market, Inc.                   9,300       366,792
                                                    ----------
                                                     1,276,257
                                                    ----------
TELECOMMUNICATIONS - 4.4%
QUALCOMM, Inc.                            15,600       661,752
Verizon Communications, Inc.              26,500     1,029,260
                                                    ----------
                                                     1,691,012
                                                    ----------
TRANSPORTATION - 2.4%
Burlington Northern Santa Fe
  Corp.                                    3,860       333,967
Expeditors International of
  Washington, Inc.                        12,500       591,125
                                                    ----------
                                                       925,092
                                                    ----------

TOTAL COMMON STOCKS
(COST $29,219,907)                                  37,531,012
                                                    ----------
INVESTMENT COMPANY - 5.6%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class,
  3.50%,  (b)                          2,156,039     2,156,039
                                                    ----------

TOTAL INVESTMENT COMPANY
(COST $2,156,039)                                    2,156,039
                                                    ----------
TOTAL INVESTMENTS (COST $31,375,946) -- 103.3%      39,687,051
                                                    ==========

----------
     Percentages indicated are based on net assets of $38,414,832.
(a)  Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR  American Depositary Receipt


See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                        SHARES       VALUE($)
                                       ---------    ----------
COMMON STOCKS - 98.3%
ADVERTISING - 0.6%
Lamar Advertising Co., Class A             3,775       162,778
                                                    ----------
                                                       162,778
                                                    ----------
AEROSPACE & DEFENSE - 2.6%
  L-3 Communications Holdings,
  Inc.                                     6,050       670,521
                                                    ----------
                                                       670,521
                                                    ----------
AGRICULTURAL CHEMICALS - 1.7%
Syngenta AG ADR                            8,525       449,609
                                                    ----------
                                                       449,609
                                                    ----------
BANKING - 1.8%
HDFC Bank Ltd. ADR                         4,025       480,343
                                                    ----------
                                                       480,343
                                                    ----------
BIOTECHNOLOGY - 2.0%
BioMarin Pharmaceuticals,
  Inc. (a)                                14,500       537,370
                                                    ----------
                                                       537,370
                                                    ----------
BUSINESS SERVICES - 0.8%
Fidelity National Information
  Services, Inc.                           4,850       205,883
                                                    ----------
                                                       205,883
                                                    ----------
CHEMICALS - 4.9%
Airgas, Inc.                               9,450       438,574
FMC Corp.                                  9,500       505,020
Praxair, Inc.                              4,225       341,845
                                                    ----------
                                                     1,285,439
                                                    ----------
COMMERCIAL SERVICES - 2.1%
IHS, Inc., Class A (a)                     6,000       371,640
Ritchie Brothers Auctioneers,
  Inc. ADR                                 2,225       183,073
                                                    ----------
                                                       554,713
                                                    ----------
COMMUNICATIONS - 1.7%
CommScope, Inc. (a)                        9,800       434,630
                                                    ----------
                                                       434,630
                                                    ----------
COMPUTER SERVICES - 3.5%
Cognizant Technology
  Solutions Corp. (a)                      9,375       261,563
j2 Global Communications,
  Inc. (a)                                13,325       291,951
Wright Express Corp. (a)                  11,725       351,046
                                                    ----------
                                                       904,560
                                                    ----------
COMPUTER SOFTWARE - 3.4%
Akamai Technologies, Inc. (a)              5,550       167,610
Blackbaud, Inc.                           13,700       379,079
NAVTEQ Corp. (a)                              50         3,695
VASCO Data Security
  International, Inc. (a)                 11,875       225,269
VeriFone Holdings, Inc. (a)                6,200       121,334
                                                    ----------
                                                       896,987
                                                    ----------
COMPUTERS - 1.0%
Logitech International S.A.
  (a)                                      8,550       259,236
                                                    ----------
                                                       259,236
                                                    ----------
CONSTRUCTION & ENGINEERING - 1.9%
McDermott International, Inc.
  (a)                                     10,325       487,133
                                                    ----------
                                                       487,133
                                                    ----------
CONSUMER DISCRETIONARY - 0.9%
Sotheby's Holdings, Inc.                   7,650       237,686
                                                    ----------
                                                       237,686
                                                    ----------
CONSUMER PRODUCTS - 2.4%
Gildan Activewear, Inc. (a)                7,075       261,209
Polo Ralph Lauren Corp.                    2,775       168,137
Tempur-Pedic International,
  Inc.                                    10,150       201,173
                                                    ----------
                                                       630,519
                                                    ----------
CORRECTIONAL INSTITUTIONS - 1.1%
Corrections Corp. of America
  (a)                                     11,025       292,604
                                                    ----------
                                                       292,604
                                                    ----------
DISTRIBUTION & WHOLESALE - 1.5%
LKQ Corp. (a)                             21,775       389,555
                                                    ----------
                                                       389,555
                                                    ----------
EDUCATION - 0.4%
New Oriental Education &
  Technology Group, Inc. ADR
  (a)                                      1,850       104,803
                                                    ----------
                                                       104,803
                                                    ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 2.7%
FormFactor, Inc. (a)                       5,750       139,265
Itron, Inc. (a)                            4,300       354,320
Microchip Technology, Inc.                 6,750       215,392
                                                    ----------
                                                       708,977
                                                    ----------
ENERGY - 1.0%
Core Laboratories N.V. (a)                 2,275       256,393
                                                    ----------
                                                       256,393
                                                    ----------
ENVIRONMENTAL SERVICES - 2.0%
Stericycle, Inc. (a)                       8,775       520,006
                                                    ----------
                                                       520,006
                                                    ----------
FINANCIAL SERVICES - 8.4%
Affiliated Managers Group,
  Inc. (a)                                 4,100       403,071
Annaly Capital Management,
  Inc.                                    19,900       392,428
BlackRock, Inc., Class A                   1,650       364,815
CME Group, Inc.                              600       371,340
Eaton Vance Corp.                          7,625       284,184
iStar Financial, Inc.                      4,750       126,730
Jones Lang LaSalle, Inc.                   3,275       254,795
                                                    ----------
                                                     2,197,363
                                                    ----------
FOOD & BEVERAGE - 3.8%
Central European Distribution
  Corp. (a)                                7,475       392,961
Flowers Foods, Inc.                       17,125       411,000

United Natural Foods, Inc. (a)             8,475       203,230
                                                    ----------
                                                     1,007,191
                                                    ----------
FUNERAL SERVICES - 0.7%
Service Corp. International               16,150       194,285
                                                    ----------
                                                       194,285
                                                    ----------
HEALTH CARE - 9.5%
DaVita, Inc. (a)                           3,850       205,397
Express Scripts, Inc. (a)                  3,475       234,528
Hologic, Inc. (a)                          6,213       399,869
Laboratory Corp. of America
  Holdings (a)                             3,925       289,979
Psychiatric Solutions, Inc. (a)            6,975       210,436
ResMed, Inc. (a)                           6,250       291,125
Techne Corp. (a)                             925        60,125
VCA Antech, Inc. (a)                      13,575       524,809
West Pharmaceutical Services, Inc.         7,000       273,700
                                                    ----------
                                                     2,489,968
                                                    ----------
INDUSTRIAL MANUFACTURING - 2.1%
Interface, Inc., Class A                   8,825       140,847
Oshkosh Corp.                              8,850       404,976
                                                    ----------
                                                       545,823
                                                    ----------
INSURANCE - 4.2%
Assurant, Inc.                             5,150       334,183
Axis Capital Holdings Ltd.                10,550       422,422
Proassurance Corp. (a)                     5,800       334,660
                                                    ----------
                                                     1,091,265
                                                    ----------
LEISURE - 1.8%
Penn National Gaming, Inc. (a)             9,250       482,387
                                                    ----------
                                                       482,387
                                                    ----------
METAL PROCESSORS & FABRICATION - 1.2%
Carpenter Technology Corp.                 5,150       317,446
                                                    ----------
                                                       317,446
                                                    ----------
OIL & GAS - 7.9%
Atlas America, Inc.                        2,775       142,108
Chesapeake Energy Corp.                    8,950       333,208
FMC Technologies, Inc. (a)                 7,675       369,628
Oil States International,
  Inc. (a)                                 4,925       172,671
Superior Energy Services,
  Inc. (a)                                 9,548       382,779
Weatherford International
  Ltd. (a)                                 2,609       161,262
XTO Energy, Inc.                           9,991       518,933
                                                    ----------
                                                     2,080,589
                                                    ----------
SPECIALTY RETAIL - 5.1%
Dick's Sporting Goods, Inc.
  (a)                                     15,100       491,505
GameStop Corp., Class A (a)                8,525       440,998
Penske Automotive Group, Inc.              8,375       152,090
Tiffany & Co.                              6,550       261,345
                                                   ------------
                                                     1,345,938
                                                   ------------
TELECOMMUNICATIONS - 1.8%
Crown Castle International
  Corp. (a)                                9,795       354,481
NII Holdings, Inc. (a)                     2,750       117,315
                                                    ----------
                                                       471,796
                                                    ----------
TRANSPORTATION - 1.0%
Expeditors International of
  Washington, Inc.                         5,300       250,637
                                                    ----------
                                                       250,637
                                                    ----------
UTILITIES - 7.6%
Equitable Resources, Inc.                 10,825       603,494
ITC Holdings Corp.                         7,975       421,399
Northeast Utilities                       17,875       495,495
NorthWestern Corp.                         4,750       137,275
Wisconsin Energy Corp.                     7,100       323,263
                                                    ----------
                                                     1,980,926
                                                    ----------
WIRE & CABLE PRODUCTS - 3.2%
Belden, Inc.                               6,775       286,582
General Cable Corp. (a)                    9,500       551,095
                                                    ----------
                                                       837,677
                                                    ----------

TOTAL COMMON STOCKS
(COST $19,956,688)                                  25,763,036
                                                    ----------
INVESTMENT COMPANIES - 2.8%
MidCap S&P Depositary Receipt
  Trust Series I                           2,560       372,403
Northern Institutional
  Diversified Asset Portfolio,
  Shares class, 3.50%, (b)               373,138       373,138

TOTAL INVESTMENT COMPANIES
(COST $751,413)                                        745,541
                                                    ----------
TOTAL INVESTMENTS (COST $20,708,101) --
101.1%                                              26,508,577
                                                    ==========

-------------------------
     Percentages indicated are based on net assets of $26,221,404.
         Represents 0.03% of net assets.
(e)
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR  American Depositary Receipt


See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                    SHARES OR
                                    PRINCIPAL
                                    AMOUNT ($)       VALUE ($)
                                    ----------      ----------
VARIABLE RATE DEMAND NOTES - 75.2%
CALIFORNIA - 75.2%
ABAG Finance Authority for
  Nonprofit Corps.
  Multi-family Revenue,
  Series A, 2.10%, 11/15/35,
  AMT, (LOC Bank of America
  N.A.) (a)                          4,000,000       4,000,000
ABAG Finance Authority for
  Nonprofit Corps. Revenue,
  2.10%, 8/1/31, (LOC Allied
  Irish Bank plc) (a)                  345,000         345,000
ABAG Finance Authority for
  Nonprofit Corps. Revenue,
  2.10%, 8/1/34, (LOC Allied
  Irish Bank plc) (a)                  600,000         600,000
ABAG Finance Authority for
  Nonprofit Corps. Revenue,
  Series A, 2.10%, 4/1/35,
  (LOC Allied Irish Bank plc)
  (a)                                1,195,000       1,195,000
ABAG Finance Authority for
  Nonprofit Corps. Revenue,
  1.60%, 11/15/35, (LOC
  Allied Irish Bank plc) (a)         1,000,000       1,000,000
ABAG Finance Authority for
  Nonprofit Corps. Revenue,
  2.10%, 9/1/36, (LOC Allied
  Irish Bank plc) (a)                1,525,000       1,525,000
ABAG Finance Authority for
  Nonprofit Corps. Revenue,
  2.10%, 3/1/37, (LOC Bank of
  America N.A.) (a)                  1,500,000       1,500,000
Affordable Housing Agency
  Multi-family Revenue,
  1.96%, 9/15/33, (LOC FNMA)
  (a)                                3,900,000       3,900,000
Alameda Contra Costa Schools
  Financing Authority
  Revenue, 1.82%, 7/1/18,
  (LOC Bank of Nova Scotia)
  (a)                                1,300,000       1,300,000
Alameda Public Financing
  Authority Multi-family
  Revenue, Series A, 2.10%,
  5/15/35, (Credit Support
  FNMA) (a)                          1,120,000       1,120,000
Anaheim Housing Authority
  Multi-family Housing
  Revenue, Series B, 2.35%,
  5/15/27, AMT, (LOC FNMA) (a)       1,500,000       1,500,000
California Economic
  Development Financing
  Authority Industrial
  Development Revenue, 2.25%,
  5/1/23, AMT, (LOC Wells
  Fargo Bank N.A.) (a)               1,000,000       1,000,000
California Educational
  Facilities Authority
  Revenue, 2.03%, 5/1/30,
  (LOC Allied Irish Bank plc)
  (a)                                1,150,000       1,150,000
California Health Facilities
  Financing Authority Revenue,
  2.00%, 7/1/33, (LOC Bank of
  America N.A.) (a)                  2,000,000       2,000,000
California Health Facilities
  Financing Authority Revenue,
  2.00%, 7/1/35, (LOC Bank of
  America N.A.) (a)                  1,045,000       1,045,000
California Housing Finance
  Agency Revenue, Series C,
  2.12%, 8/1/22, AMT, (Credit
  Support FSA, SpA California
  State Teachers Retirement,
  Lloyds TSB Bank) (a)               2,400,000       2,400,000
California Infrastructure &
  Economic Development Bank
  Revenue, 1.70%, 12/1/36,
  (LOC Bank of America N.A.)
  (a)                                2,500,000       2,500,000
California Infrastructure &
  Economic Development Bank
  Revenue, 1.95%, 11/15/37,
  (LOC Bank of New York,
  California State Teacher's
  Retirement) (a)                    1,000,000       1,000,000
California Infrastructure &
  Economic Development Bank
  Revenue, 2.00%, 1/1/38,
  (LOC Allied Irish Bank plc)
  (a)                                3,400,000       3,400,000
California Municipal Finance
  Authority Revenue, 2.10%,
  9/1/36, (LOC Allied Irish
  Bank plc) (a)                      1,485,000       1,485,000
California Pollution Control
  Financing Authority
  Revenue, Series C, 1.50%,
  11/1/26, (LOC JP Morgan
  Chase Bank) (a)                    2,000,000       2,000,000
California Pollution Control
  Financing Authority
  Revenue, 1.60%, 11/1/26,
  (LOC JP Morgan Chase & Co)
  (a)                                1,100,000       1,100,000
California School Facilities
  Financing Corp.
  Certificates of
  Participation, Series C,
  1.90%, 7/1/22, (LOC KBC
  Bank NV) (a)                         570,000         570,000
California School Facilities
  Financing Corp.
  Certificates of
  Participation, 1.90%,
  7/1/22, (LOC Allied Irish
  Bank plc) (a)                      3,500,000       3,500,000
California State Department
  of Water Resources Power
  Supply Revenue, 1.75%,
  5/1/11, (LOC Lloyds TSB
  Bank plc) (a)                        900,000         900,000
California State Department
  of Water Resources Power
  Supply Revenue, Sub-series
  G-7, 2.30%, 5/1/17, (Credit
  Support FSA, SpA Societe
  Generale) (a)                      3,700,000       3,700,000
California State Department
  of Water Resources Power
  Supply Revenue, Sub-series
  F-1, 1.79%, 5/1/19, (LOC
  Lloyds TSB Bank plc) (a)           1,500,000       1,500,000
California State Department
  of Water Resources Power
  Supply Revenue, 1.50%,
  5/1/20, (LOC JP Morgan
  Chase Bank, Societe
  Generale) (a)                      9,375,000       9,375,000
California State Department
  of Water Resources Power
  Supply Revenue, 1.75%,
  5/1/22, (LOC Bank of New
  York) (a)                          2,075,000       2,075,000

California State Department
  of Water Resources Power
  Supply Revenue, 1.75%,
  5/1/22, (LOC JP Morgan
  Chase Bank, California
  State Teacher's Retirement)
  (a)                                3,000,000       3,000,000
California State Department
  of Water Resources Power
  Supply Revenue, Series C-9,
  1.80%, 5/1/22, (LOC
  Citibank N.A.) (a)                 4,700,000       4,700,000
California State Department
  of Water Resources Power
  Supply Revenue, Series
  C-10, 1.95%, 5/1/22, (LOC
  Landesbank Hessen) (a)             1,470,000       1,470,000
California State Department
  of Water Resources Power
  Supply Revenue, Series B-2,
  1.65%, 5/1/22, (LOC BNP
  Paribas) (a)                       4,150,000       4,150,000
California State Department
  of Water Resources Power
  Supply Revenue, Series B-5,
  1.67%, 5/1/22, (LOC
  Bayerische Landesbank,
  Westdeutsche Landesbank) (a)       3,080,000       3,080,000
California State Department
  of Water Resources Power
  Supply Revenue, Series B-3,
  1.75%, 5/1/22, (LOC Bank of
  New York) (a)                      1,400,000       1,400,000
California State Department
  of Water Resources Power
  Supply Revenue, 1.75%,
  5/1/22, (LOC Bayerische
  Landesbank) (a)                    2,500,000       2,500,000
California State Economic
  Recovery Revenue, Series
  C-11, 1.80%, 7/1/23, (LOC
  BNP Paribas) (a)                   4,350,000       4,350,000
California State GO, Series
  A-3, 1.67%, 5/1/33, (LOC
  Westdeutsche Landesbank AG,
  JP Morgan Chase Bank) (a)          1,400,000       1,400,000
California State GO, Series
  A-2, 1.70%, 5/1/33, (LOC
  Westdeutsche Landesbank, JP
  Morgan Chase Bank) (a)             1,000,000       1,000,000
California State GO, Series
  B-3, 1.93%, 5/1/33, (LOC
  BNP Paribas, Bank of New
  York, California State
  Teacher's Retirement) (a)          1,200,000       1,200,000
California State GO,
  Kindergarten University,
  Series B2, 1.75%, 5/1/34,
  (LOC Citibank N.A., State
  Street B&T Co., National
  Australia Bank) (a)                2,650,000       2,650,000
California State GO,
  Kindergarten University,
  Series B5, 1.97%, 5/1/34,
  (LOC Citibank N.A., State
  Street B&T Co., National
  Australia Bank) (a)                1,075,000       1,075,000
California State GO, Series
  B, Sub-series B-6, 1.50%,
  5/1/40, (LOC KBC Bank NV)
  (a)                                4,675,000       4,675,000
California Statewide
  Communities Development
  Authority Multi-family
  Housing Revenue, Series 00,
  2.11%, 8/1/39, AMT, (LOC
  Citibank N.A.) (a)                 2,000,000       2,000,000
California Statewide
  Communities Development
  Authority Multi-family
  Revenue, 2.11%, 12/1/33,
  AMT, (Liquidity Facility
  FHLMC) (a)                         5,800,000       5,800,000
California Statewide
  Communities Development
  Authority Multi-family
  Revenue, 2.11%, 12/15/37,
  AMT, (LOC FNMA) (a)                6,600,000       6,600,000
California Statewide
  Communities Development
  Authority Revenue, 2.10%,
  7/1/36, (LOC Allied Irish
  Bank plc) (a)                        250,000         250,000
California Statewide
  Communities Development
  Authority Revenue, 2.00%,
  12/1/36, (LOC Bank of New
  York) (a)                          5,000,000       5,000,000
Corona-Norco Unified School
  District Certificates of
  Participation, 2.30%,
  11/1/30, (LOC FSA, SpA
  Dexia Credit Local) (a)            1,000,000       1,000,000
Fremont California
  Certificates of
  Participation, 1.75%,
  8/1/30, (LOC Scotia Bank) (a)      2,000,000       2,000,000
Grant Joint Union High School
  District Certificates of
  Participation, 2.30%,
  6/1/27, (Credit Support
  FSA, SpA Dexia Credit
  Local) (a)                         1,500,000       1,500,000
Grant Joint Union High School
  District Certificates of
  Participation, 2.30%,
  12/1/38, (LOC FSA, SpA
  Dexia Credit Local) (a)            3,000,000       3,000,000
Irvine California Improvement
  Bond Act 1915 Revenue,
  Series A, 1.80%, 9/2/30,
  (LOC KBC Bank NV) (a)              2,430,000       2,430,000
Irvine California Improvement
  Bond Act 1915 Revenue,
  Series A, 1.70%, 9/2/31,
  (LOC Bank of New York,
  California State Teacher's
  Retirement) (a)                      300,000         300,000
Irvine Public Facilities &
  Infrastructure Authority
  Lease Revenue, 1.98%,
  11/1/10, (LOC State Street
  B&T Co.) (a)                       4,390,000       4,390,000
Irvine Public Facilities &
  Infrastructure Authority
  Lease Revenue, 1.98%,
  11/1/10, (LOC State Street
  B&T Co.) (a)                         975,000         975,000
Irvine Ranch California Water
  District GO, Series B,
  1.60%, 10/1/09, (LOC
  Helaba) (a)                        4,100,000       4,100,000

Los Angeles California
  Certificates of
  Participation, Series A,
  2.10%, 7/1/37, (LOC Allied
  Irish Bank plc) (a)                  250,000         250,000
Los Angeles California
  Community Redevelopment
  Agency Certificates of
  Participation, 2.00%,
  12/1/14, (LOC Wells Fargo
  Bank N.A.) (a)                     1,000,000       1,000,000
Los Angeles California
  Multi-family Revenue,
  Series A, 2.11%, 8/1/18,
  AMT, (LOC FHLMC) (a)               6,000,000       6,000,000
Los Angeles California
  Unified School District
  Certificates of
  Participation, 1.95%,
  12/1/17, (LOC Bank of New
  York) (a)                          1,000,000       1,000,000
Los Angeles Community
  Redevelopment Agency
  Multi-family Housing
  Revenue, 1.95%, 12/15/24,
  (LOC FNMA) (a)                     2,100,000       2,100,000
Los Angeles County California
  Multi-family Mortgage
  Revenue, 2.20%, 7/1/14,
  (Credit Support FHLMC) (a)         1,000,000       1,000,000
Modesto California
  Multi-family Housing
  Revenue, 2.05%, 5/15/31,
  (LOC FNMA) (a)                     1,470,000       1,470,000
Monterey Peninsula California
  Water Management District
  Certificates of
  Participation, 2.10%,
  7/1/22, (LOC Bank Of
  America N.A.) (a)                  2,500,000       2,500,000
Northern California
  Transmission Agency
  Revenue, 1.70%, 5/1/24,
  (LOC FSA, SpA Dexia Credit
  Local) (a)                         5,515,000       5,515,000
Oceanside California
  Multi-family Revenue,
  2.01%, 8/1/17, (Credit
  Support FHLMC) (a)                 1,680,000       1,680,000
Orange County California
  Apartment Development
  Revenue, Series B, 1.96%,
  12/1/29, (Credit Support
  FHLMC) (a)                         5,000,000       5,000,000
Perris California Unified
  High School District
  Certificates of
  Participation, 2.30%,
  9/1/18, (Credit Support
  FSA, SpA Dexia Credit
  Local) (a)                         1,520,000       1,520,000
Redondo Beach California
  Public Financing Authority
  Revenue, 2.00%, 9/1/22,
  (LOC Allied Irish Bank plc)
  (a)                                  485,000         485,000
Redwood City California
  Certificates of
  Participation, 2.10%,
  7/1/21, (LOC KBC Bank NV)
  (a)                                1,680,000       1,680,000
Riverside County California
  Certificates of
  Participation, 2.20%,
  12/1/15, (LOC State Street
  B&T Co.) (a)                       4,550,000       4,550,000
Sacramento California Unified
  School District
  Certificates of
  Participation, 1.98%,
  3/1/31, (Credit Support
  FSA, SpA Dexia Credit
  Local) (a)                         1,400,000       1,400,000
Sacramento County California
  Housing Authority
  Multi-family Housing
  Revenue, Series D, 2.11%,
  7/1/36, AMT, (LOC Citibank
  N.A.) (a)                          4,326,000       4,326,000
San Bernardino County
  California Certificates of
  Participation, 1.80%,
  11/1/25, (LOC BNP Paribas)
  (a)                                2,850,000       2,850,000
San Jose California
  Redevelopment Agency
  Revenue, Series A, 1.97%,
  7/1/26, (LOC Morgan
  Guaranty Trust) (a)                4,100,000       4,100,000
San Mateo County Joint Powers
  Financing Authority Lease
  Revenue, 2.05%, 4/1/39,
  (LOC Depfa Bank) (a)               1,600,000       1,600,000
Santa Ana California Unified
  School District
  Certificates of
  Participation, 1.80%,
  7/1/15, (LOC BNP Paribas)
  (a)                                1,900,000       1,900,000
Simi Valley Community
  Development Agency
  Multi-family Revenue,
  2.15%, 5/1/10, (Credit
  Support FHLMC) (a)                 1,000,000       1,000,000
Union City California
  Multi-family Revenue,
  Series A, 1.96%, 7/15/29,
  (Credit Support FNMA) (a)          3,100,000       3,100,000
Windsor California
  Multi-family Revenue,
  Series A, 2.11%, 8/1/25,
  AMT, (Credit Support FNMA)
  (a)                                3,900,000       3,900,000
                                                   -----------

TOTAL VARIABLE RATE DEMAND NOTES
(COST $194,606,000)                                194,606,000
                                                   -----------
TAX-FREE NOTES AND COMMERCIAL PAPER - 20.7%
CALIFORNIA - 20.7%
California State University,
  Series A, 3.26%, 2/6/08,
  (LOC State Street Bank, JP
  Morgan Chase Bank)                 5,000,000       5,000,000
Chino Basin Regional Finance
  Authority, 2.62%, 5/5/08,
  (LOC State Street B&T)             3,860,000       3,860,000
Imperial Irrigation District,
  Series A, 2.70%, 2/14/08,
  (LOC Citibank N.A.)                5,000,000       5,000,000
Los Angeles County California
  GO, 4.50%, 6/30/08                 3,000,000       3,010,434
Los Angeles Municipal
  Improvement, Series A-2,
  1.75%, 6/10/08, (LOC Bank
  Of America)                        1,000,000       1,000,000
Riverside County Teeter
  Finance, Series B, 3.26%,
  3/6/08, (LOC Bank of Nova
  Scotia)                            5,522,000       5,522,000

Riverside County
  Transportation, Series B,
  3.30%, 3/12/08, (LOC Bank
  of America)                        5,000,000       5,000,000
San Diego Regional Airport
  Authority, Series A, 2.62%,
  3/11/08, (LOC Lloyds Bank)        10,000,000      10,000,000
San Joaquin Transportation
  Authority, 3.70%, 3/10/08,
  (LOC Citibank N.A.)                3,000,000       3,000,000
Turlock Irrigation District,
  Series A, 2.62%, 4/4/08,
  (LOC Citibank N.A.)                1,000,000       1,000,000
Ventura County California GO,
  4.50%, 7/1/08                      3,000,000       3,010,624
Ventura County California
  Public Financing, 2.50%,
  6/11/08, (LOC Bank Nova
  Scotia)                            3,550,000       3,550,000
Vernon California Electric
  System Revenue, 5.50%,
  4/1/20, Pre-refunded 4/1/08
  @ 100                              1,465,000       1,471,211
Yorba Linda California Public
  Financing Authority
  Revenue, 7.50%, 10/1/30,
  Pre-refunded 4/1/08 @ 102          3,000,000       3,080,148
                                                   -----------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $53,504,417)                                  53,504,417
                                                   -----------
INVESTMENT COMPANIES - 5.6%
BlackRock Provident
  California, Institutional
  Shares, 2.28% (b)                 12,187,126      12,187,126
Northern Institutional Tax
  Exempt Portfolio, Shares class,
  2.56% (b)                          2,257,568       2,257,568
                                                   -----------

TOTAL INVESTMENT COMPANIES
(COST $14,444,694)                                  14,444,694
                                                   -----------
TOTAL INVESTMENTS (COST $262,555,111) -- 101.5%    262,555,111
                                                   ===========

----------
         Percentages indicated are based on net assets of $258,726,784.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
AMT      Interest on security is subject to federal
         alternative minimum tax
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GO       General Obligation
LOC      Letter of Credit
PLC      Public Limited Co.



See notes to schedules of portfolio investments.

HSBC INVESTOR MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                    SHARES OR
                                    PRINCIPAL
                                    AMOUNT ($)     VALUE ($)*
                                    ----------   -------------
CORPORATE OBLIGATIONS - 27.9%
ASSET BACKED - 5.1%
K2 (USA) LLC, 4.91%, 6/20/08
  (a)(b)(c)                         50,000,000      49,716,000
K2 (USA) LLC, 4.97%, 6/13/08
  (a)(b)(c)                         80,000,000      79,562,400
Links Finance LLC, 4.89%,
  6/20/08 (a)(b)(c)                100,000,000      99,482,000
Stanfield Victoria Funding
  LLC, 0.00%, 7/15/08 (a)(b)(c)(d)  42,000,000      41,424,600
Stanfield Victoria Funding
  LLC, 0.00%, 3/3/08 (a)(b)(c)(d)   40,000,000      39,452,000
Stanfield Victoria Funding
  LLC, 0.00%, 1/25/08 (a)(b)(c)(d)  21,000,000      20,712,300
Whistlejacket Capital LLC,
  3.06%, 5/15/08 (a)(b)(c)          50,000,000      49,697,500
Whistlejacket Capital LLC,
  3.07%, 6/23/08 (a)(b)(c)          75,000,000      74,374,500
                                                 -------------
                                                   454,421,300
                                                 -------------
BANKING - 15.6%
Bank of America Corp., 4.97%,
  2/22/08 (a)                      125,000,000     125,000,000
BNP Paribas, 4.08%, 2/13/09
  (a)                               65,000,000      65,000,000
Credit Agricole, 4.18%,
  2/13/09 (a)(e)                    75,000,000      75,000,000
Lloyds TSB Group plc, 5.11%,
  9/5/08 (a)(e)                    200,000,000     199,966,472
National Australia Bank,
  4.45%, 2/6/09 (a)(e)              60,000,000      60,000,000
Rabobank Nederland NV, N.Y.,
  4.85%, 11/14/08 (a)(e)           190,000,000     190,000,000
Royal Bank of Canada, N.Y.,
  3.06%, 4/2/08 (a)                100,000,000      99,999,524
Santander U.S. Debt S.A.,
  4.97%, 9/19/08 (a)(e)            100,000,000     100,124,780
Svenska Handelsbanken, 4.29%,
  9/13/08 (a)(e)                    75,000,000      75,000,000
Wells Fargo & Co., 5.19%,
  3/10/08 (a)                       27,880,000      27,936,147
Wells Fargo & Co., 4.32%,
  2/13/09 (a)                       50,000,000      50,020,594
Wells Fargo Bank N.A., 4.26%,
  2/1/08                           150,000,000     150,000,000
Westpac Banking Corp., 4.07%,
  9/15/08 (a)(e)                    75,000,000      75,000,000
Westpac Banking Corp., 4.64%,
  2/6/09 (a)(e)                    100,000,000      99,960,201
                                                 -------------
                                                 1,393,007,718
                                                 -------------
BROKERAGE SERVICES - 1.7%
Merrill Lynch & Co., 4.65%,
  10/3/08 (a)                      150,000,000     150,000,000
                                                 -------------
                                                   150,000,000
                                                 -------------
FINANCE - 5.5%
Citigroup, Inc., 3.29%,
  1/30/09 (a)                       77,990,000      77,756,298
General Electric Capital
  Corp., 5.17%, 3/4/08 (a)          92,000,000      92,154,689
JP Morgan Chase & Co., 4.35%,
  9/11/08 (a)                      150,000,000     149,840,675
Morgan Stanley, 3.36%,
  4/25/08 (a)                       49,300,000      49,289,985
Morgan Stanley, 3.38%,
  9/26/08 (a)                       25,000,000      24,921,230
Toyota Motor Credit Corp.,
  3.07%, 4/7/08 (a)                100,000,000     100,003,040
                                                 -------------
                                                   493,965,917
                                                 -------------

TOTAL CORPORATE OBLIGATIONS
(COST $2,494,959,713)                            2,491,394,935
                                                 -------------
COMMERCIAL PAPER AND NOTES - 51.8%
BANKING - 31.4%
Allied Irish Banks N.A.,
  3.20%, 5/30/08 (e)(f)            100,000,000      98,968,666
ANZ National (Int'l) Ltd.,
  3.26%, 4/30/08 (e)(f)            100,000,000      99,211,361
ANZ National (Int'l) Ltd.,
  4.63%, 3/3/08 (e)(f)             100,000,000      99,609,917
ANZ National (Int'l) Ltd.,
  4.79%, 3/4/08 (e)(f)             100,000,000      99,583,111
Bank of America Corp., 4.89%,
  2/21/08 (f)                      100,000,000      99,736,389
Bank of Scotland plc, 4.90%,
  4/7/08 (f)                       150,000,000     148,697,875
Barclays U.S. Funding LLC,
  3.19%, 4/29/08 (f)               100,000,000      99,236,111
Calyon N.A., Inc., 4.84%,
  3/24/08 (f)                      100,000,000      99,318,222
Calyon N.A., Inc., 4.85%,
  3/26/08 (f)                       50,000,000      49,645,625
Depfa Bank plc, 3.23%,
  4/25/08 (e)(f)                    55,000,000      54,594,467
Depfa Bank plc, 3.32%,
  3/24/08 (e)(f)                   100,000,000      99,529,112
Depfa Bank plc, 4.68%, 3/7/08
  (e)(f)                            50,000,000      49,777,361
Deutsche Bank Financial LLC,
  3.14%, 2/1/08 (f)                200,000,000     200,000,000
Dexia Delaware LLC, 4.90%,
  2/8/08, (LOC Dexia Credit
  Local) (f)                       200,000,000     199,814,306
Dexia Delaware LLC, 4.98%,
  2/19/08, (LOC Dexia Credit
  Local) (f)                       100,000,000      99,757,500
KBC Financial Products Intl
  Ltd., 4.59%, 2/28/08, (LOC
  KBC Bank NV) (e)(f)               60,000,000      59,797,500
Royal Bank of Scotland Group,
  3.98%, 3/17/08 (e)(f)            100,000,000      99,512,500
Royal Bank of Scotland Group,
  4.89%, 4/24/08 (e)(f)            100,000,000      98,907,167
Societe Generale N.A., 4.91%,
  2/1/08 (f)                       100,000,000     100,000,000
State Street Corp., 4.73%,
  3/17/08 (f)                       50,000,000      49,711,250
Swedbank, 4.78%, 2/8/08 (d)        100,000,000      99,908,806
Swedbank Mortgage AB, 3.17%,
  6/23/08 (f)                      100,000,000      98,772,583
Swedbank Mortgage AB, 3.27%,
  4/18/08 (f)                      100,000,000      99,315,556
Swedbank Mortgage AB, 4.70%,
  4/4/08 (f)                       100,000,000      99,198,500
UBS Finance Delaware LLC,
  3.18%, 6/30/08, (LOC UBS
  AG) (f)                          100,000,000      98,710,416
UBS Finance Delaware LLC,
  3.56%, 2/11/08, (LOC UBS
  AG) (f)                          100,000,000      99,901,389
UBS Finance Delaware LLC,
  4.71%, 2/28/08, (LOC UBS
  AG) (f)                          100,000,000      99,654,250

UBS Finance Delaware LLC,
  4.86%, 2/25/08, (LOC UBS
  AG) (f)                          100,000,000      99,685,667
                                                 -------------
                                                 2,800,555,607
                                                 -------------
DIVERSIFIED - 2.2%
General Electric Co., 3.57%,
  3/18/08 (f)                      200,000,000     199,105,556
                                                 -------------
                                                   199,105,556
                                                 -------------
FINANCE - 18.2%
ABN-AMRO N.A. Finance, Inc.,
  4.86%, 2/29/08, (LOC
  ABN-AMRO Bank NV) (f)            150,000,000     149,449,334
ASB Finance Ltd., 3.02%,
  5/2/08 (e)                        60,000,000      59,560,000
CBA Delaware Finance, Inc.,
  4.85%, 3/20/08 (f)               200,000,000     198,738,667
Danske Corp., 3.18%, 4/30/08,
  (LOC Danske Bank A/S)
  (e)(f)                            50,000,000      49,615,569
Danske Corp., 4.89%, 2/1/08,
  (LOC Danske Bank A/S)
  (e)(f)                           200,000,000     200,000,000
Danske Corp., 3.15%, 4/18/08,
  (LOC Danske Bank A/S)
  (e)(f)                           146,600,000     145,634,232
Goldman Sachs Group, Inc.,
  3.25%, 2/1/08 (f)                100,000,000     100,000,000
JP Morgan Chase & Co., 3.12%,
  4/23/08 (f)                      100,000,000      99,305,278
JP Morgan Chase & Co., 3.16%,
  3/24/08 (f)                      100,000,000      99,552,222
Santander Central Hispano
  Finance, 4.87%, 2/28/08 (f)      100,000,000      99,643,000
Santander Central Hispano
  Finance, 4.92%, 3/25/08 (f)      100,000,000      99,294,806
Sheffield Receivables Corp.,
  4.17%, 2/13/08, (LOC
  Barclays Bank plc) (e)(f)         50,000,000      49,931,667
Sheffield Receivables Corp.,
  4.21%, 2/6/08, (LOC
  Barclays Bank plc) (e)(f)         87,000,000      86,949,854
Sheffield Receivables Corp.,
  4.17%, 2/19/08, (LOC
  Barclays Bank plc) (e)(f)         45,000,000      44,907,750
Sheffield Receivables Corp.,
  4.73%, 2/4/08, (LOC
  Barclays Bank plc) (e)(f)         47,205,000      47,186,708
Westpac Securities NZ Ltd.,
  4.93%, 3/25/08 (e)(f)            100,000,000      99,293,333
                                                 -------------
                                                 1,629,062,420
                                                 -------------

TOTAL COMMERCIAL PAPER AND NOTES
(COST $4,628,723,583)                            4,628,723,583
                                                 -------------
CERTIFICATES OF DEPOSIT - 20.9%
BANKING - 20.9%
ABN AMRO Bank NV, 3.10%,
  5/28/08                          100,000,000     100,000,000
American Express Centurion
  Bank, 4.98%, 2/19/08             100,000,000     100,000,000
Bank of Scotland plc, N.Y.,
  4.61%, 2/6/09 (a)                125,000,000     125,000,000
Bank of Scotland plc, N.Y.,
  4.92%, 3/26/08                   100,000,000     100,052,791
Barclays Bank plc, N.Y.,
  4.21%, 1/16/09 (a)               100,000,000     100,000,000
BNP Paribas, N.Y., 3.09%,
  5/28/08                          100,000,000     100,000,000
BNP Paribas, N.Y., 4.84%,
  2/27/08                          100,000,000     100,000,000
BNP Paribas, N.Y., 4.84%,
  3/28/08                          100,000,000     100,000,000
Calyon, N.Y., 3.10%, 5/19/08
  (a)                               93,000,000      93,012,995
Canadian Imperial Bank of
  Commerce, N.Y., 5.09%,
  5/27/08 (a)                      100,000,000     100,013,476
Deutsche Bank. N.Y., 4.75%,
  1/21/09 (a)                      100,000,000     100,000,000
Norinchukin Bank, N.Y.,
  3.25%, 2/25/08                   150,000,000     150,000,000
Norinchukin Bank, N.Y.,
  4.59%, 4/7/08                    100,000,000     100,000,000
Royal Bank of Canada, N.Y.,
  6.50%, 8/4/08 (a)                100,000,000     100,000,000
Royal Bank of Scotland plc,
  N.Y., 4.70%, 2/27/08             100,000,000     100,000,000
Societe Generale, 4.80%,
  2/6/08                           100,000,000     100,000,000
Svenska Handelsbanken, 3.15%,
  4/28/08                          200,000,000     200,004,612
                                                 -------------

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,868,083,874)                            1,868,083,874
                                                 -------------
TOTAL INVESTMENTS (COST $8,991,767,170) --       8,988,202,392
100.6%                                           =============

----------

         Capital Support Agreement --
         See note 3 to the notes to schedules of portfolio investments
         -----------------------------------------------------------------------
         Issuer                               Expiration Date       Value ($)
         ------                               ---------------       ---------
         HSBC Group Investment Businesses
         Limited                               June 24, 2008             0


         Percentages indicated are based on net assets of $8,934,947,132.
* Value represents amortized cost except for securities noted with footnote (c).
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 5.1% of net assets.
(c) Security is covered by a Capital Support Agreement with HSBC Group Investment Businesses Limited as discussed more fully in note 3 to the notes to schedules of portfolio investments. The value presented reflects fair value, and in total, these securities are 5.1% of net assets at January 31, 2008.
(d) The Fund did not receive any interest payments during the quarter related to the Stanfield Victoria Funding LLC holdings scheduled to mature on 1/25/08 and 7/15/08. The Stanfield Victoria Funding LLC holding scheduled to mature on 1/25/08 defaulted on the principal and interest payment on such date. Consequently, the Fund stopped accruing prospective interest amounts effective January 28, 2008. Subsequent to January 31, 2008, the Stanfield Victoria Funding LLC holding scheduled to mature on 3/3/08 defaulted on the principal and interest payment on that date.
(e) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(f) Discount note. Rate presented represents the effective yield at time of purchase.

LLC      Limited Liability Co.
LOC      Letter of Credit
PLC      Public Limited Co.


See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                    SHARES OR
                                    PRINCIPAL
                                    AMOUNT ($)      VALUE ($)
                                    ----------     -----------
VARIABLE RATE DEMAND NOTES - 60.4%
NEW YORK - 60.4%
Albany IDA Civic Facility
  Revenue, 2.14%, 5/1/27,
  (LOC KeyBank N.A.) (a)             1,660,000       1,660,000
Babylon IDA Resource Recovery
  Revenue, 2.03%, 1/1/19,
  (Credit Support FSA, SpA JP
  Morgan Chase Bank) (a)             7,610,000       7,610,000
Columbia County IDA Civic
  Facility Revenue, Series A,
  2.30%, 7/1/33, (LOC KeyBank
  N.A.) (a)                          5,865,000       5,865,000
Dutchess County IDA Civic
  Facility Revenue, Series A,
  2.20%, 7/1/38, (LOC KeyBank
  N.A.) (a)                          7,000,000       7,000,000
Franklin County IDA Civic
  Facility Revenue, 2.10%,
  5/1/19, (LOC Fleet National
  Bank) (a)                          1,090,000       1,090,000
Genesee County IDA, 2.20%,
  7/1/20, AMT, (LOC JP Morgan
  Chase Bank) (a)                    2,215,000       2,215,000
Jay Street Development
  Corporation Courts Facility
  Lease Revenue, 2.05%,
  5/1/21, (LOC Depfa Bank
  plc) (a)                           4,500,000       4,500,000
Jay Street Development
  Corporation Courts Facility
  Lease Revenue, 2.05%,
  5/1/22, (LOC Depfa Bank
  plc) (a)                           5,235,000       5,235,000
Long Island Power Authority
  Electrical Systems Revenue,
  1.99%, 12/1/29, (Credit
  Support FSA, SpA Dexia
  Credit Local) (a)                  3,880,000       3,880,000
Long Island Power Authority
  Electrical Systems Revenue,
  Series H, 2.39%, 12/1/29,
  (Credit Support FSA, SpA
  Dexia Credit Local) (a)            2,550,000       2,550,000
Long Island Power Authority
  Electrical Systems Revenue,
  2.29%, 5/1/33, (LOC
  Westdeutsche Landesbank) (a)       3,050,000       3,050,000
Metropolitan Transportation
  Authority, Series E1,
  2.05%, 11/1/35, (LOC Fortis
  Bank) (a)                         21,090,000      21,090,000
Metropolitan Transportation
  Authority Revenue, Series
  D2, 1.95%, 11/1/32, (Credit
  Support FSA, SpA Dexia
  Credit Local) (a)                  8,710,000       8,710,000
Metropolitan Transportation
  Authority Revenue,
  Sub-series E2, 1.81%,
  11/1/35, (LOC Fortis Bank)
  (a)                                7,800,000       7,800,000
Monroe County IDA Civic
  Facility Revenue, 2.18%,
  1/15/32, (LOC JP Morgan
  Chase Bank) (a)                    4,000,000       4,000,000
Monroe County IDA Civic
  Facility Revenue, 2.15%,
  4/1/35, (LOC JP Morgan
  Chase Bank) (a)                    4,050,000       4,050,000
Monroe County IDA Civic
  Facility Revenue, 2.18%,
  6/1/36, (LOC JP Morgan
  Chase Bank) (a)                    4,000,000       4,000,000
Monroe County IDA Civic
  Facility Revenue, 2.25%,
  2/1/38, (LOC JP Morgan
  Chase Bank) (a)                    2,000,000       2,000,000
Monroe County IDA Civic
  Facility Revenue, 2.10%,
  4/1/38, (LOC JP Morgan
  Chase Bank) (a)                    2,200,000       2,200,000
Nassau County GO, Series A,
  1.95%, 12/1/23, (LOC Bank
  of America N.A.) (a)              20,000,000      20,000,000
Nassau County Interim Finance
  Authority, 2.39%, 11/15/22,
  (Credit Support FSA, SpA
  BNP Paribas) (a)                   3,620,000       3,620,000
New York City Capital
  Resources Corp. Revenue,
  Series B1, 2.10%, 7/1/37,
  (LOC Bank of America N.A.)
  (a)                                5,920,000       5,920,000
New York City GO, Series F2,
  1.95%, 2/15/12, (LOC Depfa
  Bank plc) (a)                     10,000,000      10,000,000
New York City GO, 1.95%,
  2/15/16, (LOC Bayerische
  Landesbank) (a)                    4,580,000       4,580,000
New York City GO, Series J,
  Sub-series J2, 2.10%,
  2/15/16, (LOC Westdeutsche
  Landesbank) (a)                    5,700,000       5,700,000
New York City GO, Sub-series
  A6, 1.90%, 11/1/26, (Credit
  Support FSA, SpA Dexia
  Credit Local) (a)                  5,275,000       5,275,000
New York City GO, 2.06%,
  9/1/35, (LOC Royal Bank of
  Scotland) (a)                     11,475,000      11,475,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 1.98%, 6/15/29,
  AMT, (Credit Support FNMA)
  (a)                                2,770,000       2,770,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 1.92%, 6/15/32,
  (Credit Support FNMA) (a)          5,680,000       5,680,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 1.98%, 8/15/32,
  AMT, (Credit Support FNMA)
  (a)                                  590,000         590,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 1.95%, 12/1/36,
  (LOC Landesbank Hessen) (a)       22,935,000      22,935,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 2.20%, 6/1/37,
  AMT, (LOC Citibank N.A.) (a)       3,825,000       3,825,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 2.16%, 9/1/37,
  AMT, (LOC JP Morgan Chase
  Bank) (a)                          2,840,000       2,840,000

New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 2.19%, 5/15/39,
  AMT, (LOC KeyBank N.A.) (a)       11,200,000      11,200,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 1.95%, 6/1/39,
  (LOC Landesbank Hessen) (a)       18,195,000      18,195,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 2.19%, 6/1/39,
  AMT, (LOC Citibank N.A.) (a)      12,250,000      12,250,000
New York City Housing
  Development Corp.
  Multi-family Mortgage
  Revenue, 2.16%, 6/1/42,
  AMT, (LOC Citibank N.A.) (a)      13,000,000      13,000,000
New York City IDA Civic
  Facility Revenue, 2.11%,
  5/1/21, (LOC JP Morgan
  Chase Bank) (a)                    2,700,000       2,700,000
New York City IDA Civic
  Facility Revenue, 2.23%,
  12/30/21, (LOC Allied Irish
  Bank plc) (a)                      1,400,000       1,400,000
New York City IDA Civic
  Facility Revenue, 2.22%,
  7/1/30, (LOC KeyBank N.A.)
  (a)                                1,385,000       1,385,000
New York City IDA Civic
  Facility Revenue, 2.23%,
  9/30/31, (LOC Allied Irish
  Bank plc) (a)                      1,450,000       1,450,000
New York City IDA Civic
  Facility Revenue, 2.14%,
  4/1/32, (LOC Allied Irish
  Bank plc) (a)                      3,000,000       3,000,000
New York City IDA Civic
  Facility Revenue, 1.75%,
  6/1/32, (LOC JP Morgan
  Chase Bank) (a)                    2,500,000       2,500,000
New York City IDA Civic
  Facility Revenue, 2.09%,
  11/1/32, (LOC Wachovia
  Bank) (a)                          7,300,000       7,300,000
New York City IDA Civic
  Facility Revenue, 2.23%,
  12/1/34, (LOC Allied Irish
  Bank plc) (a)                      4,610,000       4,610,000
New York City IDA Civic
  Facility Revenue, 2.23%,
  12/1/34, (LOC Allied Irish
  Bank plc) (a)                      6,200,000       6,200,000
New York City IDA Civic
  Facility Revenue, 2.09%,
  6/1/36, (LOC Wachovia Bank
  N.A.) (a)                          5,000,000       5,000,000
New York City IDA Civic
  Facility Revenue, 2.20%,
  12/1/36, (LOC JP Morgan
  Chase Bank) (a)                    4,515,000       4,515,000
New York City IDA Civic
  Facility Revenue, 1.90%,
  11/1/39, (LOC Bank of
  America, Citibank N.A.) (a)       23,400,000      23,400,000
New York City IDA Special
  Facility Revenue, 2.10%,
  5/1/33, (LOC Bank of
  America N.A.) (a)                  2,960,000       2,960,000
New York City Municipal Water
  Finance Authority Revenue,
  2.06%, 6/15/33, (SpA JP
  Morgan Chase Bank) (a)            14,375,000      14,375,000
New York City Transitional
  Finance Authority Revenue,
  Series 3, Sub- series 3G,
  1.90%, 11/1/22, (SpA Bank
  of New York) (a)                   2,185,000       2,185,000
New York Local Government
  Assistance Corp., 1.90%,
  4/1/18, (Credit Support
  FSA, SpA KBC Bank) (a)             8,600,000       8,600,000
New York Local Government
  Assistance Corp., 1.90%,
  4/1/25, (LOC Bank of Nova
  Scotia) (a)                       17,100,000      17,100,000
New York Local Government
  Assistance Corp., 1.93%,
  4/1/25, (LOC Societe
  Generale) (a)                     12,250,000      12,250,000
New York State Dormitory
  Authority Revenue, 2.10%,
  2/15/21, (Credit Support
  FSA, SpA Dexia Credit
  Local) (a)                         7,900,000       7,900,000
New York State Dormitory
  Authority Revenue, 2.07%,
  7/1/25, (LOC Fleet National
  Bank) (a)                          3,000,000       3,000,000
New York State Dormitory
  Authority Revenue, 1.80%,
  7/1/30, (SpA JP Morgan
  Chase Bank) (a)                    7,900,000       7,900,000
New York State Energy
  Research & Development
  Authority, Sub-series A1,
  2.05%, 5/1/39, (LOC
  Wachovia Bank N.A.) (a)            2,500,000       2,500,000
New York State Energy
  Research & Development
  Authority, 2.16%, 11/1/39,
  AMT, (LOC Citibank N.A.) (a)       1,000,000       1,000,000
New York State GO, Series G,
  3.20%, 11/30/18, (LOC
  Westdeutsche Landesbank) (a)      16,380,000      16,380,000
New York State GO, 3.20%,
  3/13/20, (LOC Dexia Credit
  Local) (a)                        14,000,000      14,000,000
New York State GO, 2.80%,
  3/15/30, (LOC Dexia Credit
  Local) (a)                         8,000,000       8,000,000
New York State Housing
  Finance Agency, 2.39%,
  5/1/29, AMT, (Credit
  Support FNMA) (a)                  8,000,000       8,000,000
New York State Housing
  Finance Agency, Series A,
  2.13%, 11/1/30, AMT,
  (Credit Support FHLMC) (a)         9,400,000       9,400,000
New York State Housing
  Finance Agency, 2.16%,
  5/15/31, AMT, (Credit
  Support FNMA) (a)                  4,700,000       4,700,000
New York State Housing
  Finance Agency, 2.16%,
  5/15/31, AMT, (Credit
  Support FNMA) (a)                  1,700,000       1,700,000
New York State Housing
  Finance Agency, 2.15%,
  5/15/33, AMT, (Credit
  Support FNMA) (a)                  1,100,000       1,100,000

New York State Housing
  Finance Agency, 2.11%,
  5/15/34, (Credit Support
  FNMA) (a)                         19,700,000      19,700,000
New York State Housing
  Finance Agency, 2.14%,
  5/15/34, AMT, (Credit
  Support FNMA) (a)                  2,000,000       2,000,000
New York State Housing
  Finance Agency, 2.29%,
  5/1/35, (Credit Support
  FHLMC) (a)                         1,400,000       1,400,000
New York State Housing
  Finance Agency, 2.39%,
  5/15/36, AMT, (Credit
  Support FNMA) (a)                  3,700,000       3,700,000
New York State Housing
  Finance Agency, 2.06%,
  11/1/36, (LOC Bank of New
  York) (a)                          7,700,000       7,700,000
New York State Housing
  Finance Agency, 2.29%,
  11/1/36, (LOC Landesbank
  Hessen-Thuering) (a)              15,235,000      15,235,000
New York State Housing
  Finance Agency, 2.11%,
  11/15/36, (Credit Support
  FNMA) (a)                          6,000,000       6,000,000
New York State Housing
  Finance Agency, 2.14%,
  11/15/36, AMT, (Credit
  Support FNMA) (a)                  5,050,000       5,050,000
New York State Housing
  Finance Agency, Series A,
  2.39%, 5/15/37, AMT,
  (Credit Support FNMA) (a)          3,800,000       3,800,000
New York State Housing
  Finance Agency, 1.99%,
  11/15/37, (Credit Support
  FNMA) (a)                         15,000,000      15,000,000
New York State Housing
  Finance Agency, 1.95%,
  5/15/38, AMT, (Credit
  Support FNMA) (a)                  5,000,000       5,000,000
New York State Housing
  Finance Agency, 2.25%,
  11/1/41, AMT, (LOC Bank of
  New York) (a)                     10,000,000      10,000,000
New York State Local
  Government Assistance
  Corp., Series 4V, 2.08%,
  4/1/22, (Credit Support
  FSA, SpA Westlandesbank AG)
  (a)                                8,300,000       8,300,000
New York State Power
  Authority, Finance &
  Administration, 3.64%,
  3/1/20, (Liquidity Facility
  Bank of Novia Scotia) (a)         18,000,000      18,000,000
Newburgh IDA Civic Facility
  Revenue, 2.14%, 10/1/30,
  (LOC KeyBank N.A.) (a)             3,500,000       3,500,000
Oneida County IDA Civic Facility
  Revenue, 2.14%, 11/1/37, (LOC
  KeyBank N.A.) (a)                  7,420,000       7,420,000
Oneida County IDA Civic
  Facility Revenue, 2.14%,
  11/1/37, (LOC KeyBank N.A.) (a)    3,000,000       3,000,000
Onondaga County IDA Civic
  Facility Revenue, Series A,
  2.14%, 1/1/23, (LOC KeyBank
  N.A.) (a)                          7,510,000       7,510,000
Onondaga County IDA Civic
  Facility Revenue, Series A,
  2.14%, 7/1/33, (LOC KeyBank
  N.A.) (a)                          4,000,000       4,000,000
Orange County IDA Civic Facility
  Revenue, 2.14%, 7/1/32, (LOC
  KeyBank N.A.) (a)                  4,000,000       4,000,000
Otsego County IDA Civic
  Facility Revenue, Series A,
  2.19%, 5/1/27, (LOC KeyBank
  N.A.) (a)                          4,375,000       4,375,000
Saratoga County IDA Civic
  Facility Revenue, Series A,
  2.14%, 12/1/32, (LOC
  KeyBank N.A.) (a)                  3,945,000       3,945,000
Schenectady County IDA Civic
  Facility Revenue, Series B,
  2.20%, 8/1/33, (LOC KeyBank
  N.A.) (a)                          2,205,000       2,205,000
St. Lawrence County IDA,
  2.14%, 12/1/31, (LOC
  KeyBank N.A.) (a)                  3,800,000       3,800,000
Suffolk County Water
  Authority, 1.88%, 12/1/09,
  (SpA Bank of Nova Scotia)
  (a)                                1,200,000       1,200,000
Syracuse IDA Civic Facility
  Revenue, Series A, 2.12%,
  1/1/23, (LOC Fleet National
  Bank) (a)                         10,950,000      10,950,000
Syracuse IDA Civic Facility
  Revenue, Series A, 2.14%,
  1/1/23, (LOC KeyBank N.A.)
  (a)                                9,000,000       9,000,000
Syracuse IDA Civic Facility
  Revenue, 2.14%, 1/1/23,
  (LOC KeyBank N.A.) (a)             3,925,000       3,925,000
Syracuse IDA Civic Facility
  Revenue, 2.14%, 1/1/33,
  (LOC KeyBank N.A.) (a)             5,000,000       5,000,000
Tompkins County IDA Revenue,
  Series A1, 1.75%, 7/1/37,
  (SpA JP Morgan Chase Bank)
  (a)                                2,525,000       2,525,000
Triborough Bridge & Tunnel
  Authority Revenue,
  Sub-series CD, 2.03%,
  1/1/19, (Credit Support
  FSA, SpA Lloyds TSB Bank
  plc) (a)                          16,670,000      16,670,000
Westchester County IDA Civic
  Facility Revenue, 2.22%,
  7/1/30, (LOC KeyBank N.A.)
  (a)                                2,745,000       2,745,000
Westchester County IDA Civic
  Facility Revenue, 2.23%,
  12/1/32, (LOC Allied Irish
  Bank plc) (a)                      5,980,000       5,980,000
                                                   -----------

TOTAL VARIABLE RATE DEMAND NOTES
(COST $687,505,000)                                687,505,000
                                                   -----------
TAX-FREE NOTES AND COMMERCIAL PAPER - 26.4%
NEW YORK - 26.4%
Long Island Power Authority
  Electrical Systems Revenue,
  Series CP1, 3.18%, 3/4/08,
  (LOC JP Morgan Chase Bank)        16,800,000      16,800,000
Long Island Power Authority
  Electrical Systems Revenue,
  5.13%, 12/1/16, (Credit
  Support FSA), Pre-refunded
  6/1/08 @ 101                      20,000,000      20,323,017

Long Island Power Authority
  Electrical Systems Revenue,
  5.13%, 12/1/22, (Credit
  Support FSA), Pre-refunded
  6/1/08 @ 101                       3,000,000       3,047,641
Long Island Power Authority
  Electrical Systems Revenue,
  Series A, 5.75%, 12/1/24,
  Pre-refunded 6/1/08 @ 101          6,000,000       6,106,697
Metropolitan Transportation
  Authority, Series 1C,
  Sub-series C, 3.43%,
  2/7/08, (LOC ABN Amro Bank
  N.V.)                             25,000,000      25,000,000
Metropolitan Transportation
  Authority, Series 1B,
  Sub-series B, 2.65%,
  3/3/08, (LOC ABN Amro Bank
  N.V)                              16,500,000      16,500,000
Metropolitan Transportation
  Authority, Series 1C,
  Sub-series C, 3.34%,
  3/6/08, (LOC ABN Amro Bank
  N.V.)                             20,000,000      20,000,000
Metropolitan Transportation
  Authority, 2.90%, 3/7/08,
  (LOC ABN Amro Bank N.V)           25,000,000      25,000,000
Metropolitan Transportation
  Authority, Series 1B,
  Sub-series B, 2.62%,
  4/7/08, (LOC ABN Amro Bank
  N.V)                              13,000,000      13,000,000
Nassau County Sewer & Storm
  Water Finance Authority,
  2.80%, 3/4/08, (LOC Bank of
  America)                          11,020,000      11,020,000
Nassau County Sewer & Storm
  Water Finance Authority,
  2.82%, 3/5/08, (LOC Bank of
  America)                          30,015,000      30,015,000
Nassau County Sewer & Storm
  Water Finance Authority,
  3.10%, 3/5/08, (LOC Bank of
  America)                           7,960,000       7,960,000
New York City Municipal Water
  Regional Authority, Series
  5-A, 3.39%, 2/5/08,
  (Liquidity Facility
  Bayerische Landesbank,
  Westdeutsche Landesbank)          20,000,000      20,000,000
New York State GO, Series
  98-A, 3.31%, 2/6/08, (LOC
  Bayerische Landesbank,
  Helaba,  Morgan Guarantee)         8,400,000       8,400,000
New York State GO, Series
  98-A, 3.39%, 2/6/08, (LOC
  Morgan Guaranty, Bayerische
  Landesbank, Girozentrale,
  Landesbank Hessen)                 6,200,000       6,200,000
New York State GO, Series
  97-A, 2.65%, 4/3/08, (LOC
  Bayerische Landesbank,
  Helaba)                           16,150,000      16,150,000
New York State GO, Series
  97-A, 2.70%, 4/3/08, (LOC
  Bayerische Landesbank,
  Helaba)                            5,000,000       5,000,000
Suffolk County GO, 3.50%,
  8/14/08                           50,000,000      50,183,683
                                                   ------------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $300,706,038)                                300,706,038
                                                   ------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 2.6%
DOMESTIC - 2.6%
Federal Home Loan Bank,
  1.75%, 2/1/08 (b)                 30,000,000      30,000,000
                                                   ------------


TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $30,000,000)                                  30,000,000
                                                 -------------
INVESTMENT COMPANIES - 8.9%
BlackRock Liquidity New York
  Money Fund Portfolio
  Institutional Shares,
  2.45%, (b)                        25,907,845      25,907,845
Dreyfus New York Municipal
  Cash Management Fund,
  2.75%, (b)                        50,000,000      50,000,000
Northern Institutional Tax
  Exempt Portfolio, Shares class,
  2.56%, (b)                        25,666,941      25,666,941
                                                 -------------

TOTAL INVESTMENT COMPANIES
(COST $101,574,786)                                101,574,786
                                                 -------------
TOTAL INVESTMENTS (COST $1,119,785,824) --
98.3%                                            1,119,785,824
                                                 =============

----------
         Percentages indicated are based on net assets of $1,139,105,380.
(a)      Variable rate security.  The interest rates on these
         securities are adjusted periodically to reflect
         then-current short-term interest rates.  The rates
         presented represent the rates in effect on January
         31, 2008.  The maturity dates presented reflect the
         final maturity dates.  However, some of these
         securities may contain put or demand features that
         allow the fund to require the issuer to repurchase
         the security from the fund within various time
         periods, including daily, weekly, monthly, or
         semi-annually.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
AMT      Interest on security is subject to federal
         alternative minimum tax
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GO       General Obligation
IDA      Industrial Development Agency
LOC      Letter of Credit
PLC      Public Limited Co.
SPA      Standby Purchase Agreement


See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                    SHARES OR
                                    PRINCIPAL
                                    AMOUNT ($)      VALUE ($)
                                    ----------     -----------
VARIABLE RATE DEMAND NOTES - 62.1%
ARIZONA - 1.4%
Coconino County Pollution
  Control Corp. Revenue,
  Series A, 1.97%, 10/1/29,
  AMT, (LOC KBC Bank NV) (a)           700,000         700,000
Yavapai County Arizona
  Highway Construction
  Advancement Revenue, 2.30%,
  7/1/18, (LOC Landesbank -
  Hessen Thuringen) (a)              1,000,000       1,000,000
                                                   -----------
                                                     1,700,000
                                                   -----------
COLORADO - 3.8%
Colorado Educational &
  Cultural Facilities
  Authority Revenue, Series
  A-11, 1.93%, 8/1/27, (LOC
  Bank of America N.A.) (a)            800,000         800,000
Colorado Educational &
  Cultural Facilities
  Authority Revenue, Series
  B-2, 1.90%, 12/1/34, (LOC
  National City Bank) (a)            2,260,000       2,260,000
Colorado Educational &
  Cultural Facilities
  Authority Revenue, Series
  B-4, 1.90%, 12/1/35, (LOC
  National City Bank) (a)              900,000         900,000
Colorado Educational &
  Cultural Facilities
  Authority Revenue, Series
  A-10, 1.90%, 9/1/37, (LOC
  Bank of America N.A.) (a)            470,000         470,000
                                                   -----------
                                                     4,430,000
                                                   -----------
FLORIDA - 5.3%
Broward County Florida
  Housing Finance Authority
  Multi-family Housing
  Revenue, 2.20%, 12/1/29,
  (Credit Support Freddie
  Mac) (a)                           2,000,000       1,999,981
Fort Lauderdale Florida
  Revenue, 2.15%, 6/1/32,
  (Credit Support FSA, SpA
  Bank of America N.A.) (a)            960,000         960,000
Orange County Florida Health
  Facilities Authority
  Revenue, Series A-1, 2.00%,
  10/1/41, (Credit Support
  FSA, SpA Dexia Credit
  Local) (a)                         1,550,000       1,550,000
Orange County Florida Housing
  Finance Authority
  Multi-family Revenue,
  2.18%, 7/1/32, (Credit
  Support Freddie Mac) (a)           1,000,000         999,981
Volusia County Florida
  Housing Finance Authority
  Multi-family Revenue,
  2.20%, 10/15/32, (Credit
  Support FNMA) (a)                    700,000         699,998
                                                   -----------
                                                     6,209,960
                                                   -----------
GEORGIA - 0.9%
De Kalb County Georgia
  Housing Authority
  Multi-family Housing
  Revenue, 2.20%, 12/1/25,
  (Credit Support Freddie
  Mac) (a)                           1,000,000       1,000,000
                                                   -----------
ILLINOIS - 8.5%
Chicago Illinois O'Hare
  International Airport
  Supply Facilities Revenue,
  2.23%, 5/1/18, AMT, (LOC
  Societe Generale) (a)                800,000         800,000
Illinois Development Finance
  Authority Revenue, 2.24%,
  6/1/37, (LOC Bank One N.A.)
  (a)                                2,000,000       2,000,000
Illinois Finance Authority
  Revenue, 2.20%, 3/1/36,
  (LOC JP Morgan Chase Bank)
  (a)                                1,300,000       1,300,000
Illinois Finance Authority
  Revenue, 2.23%, 4/1/37,
  (LOC JP Morgan Chase Bank)
  (a)                                  600,000         600,000
Peoria Illinois Multi-family
  Revenue, Series A, 2.28%,
  10/15/28, AMT, (Credit
  Support Fannie Mae) (a)            3,900,000       3,900,000
Romeoville Illinois Revenue,
  1.90%, 10/1/36, (LOC JP
  Morgan Chase Bank) (a)             1,400,000       1,400,000
                                                   -----------
                                                    10,000,000
                                                   -----------
INDIANA - 0.3%
Health Facilities Financing
  Authority Hospital Revenue,
  2.26%, 11/1/20, (LOC
  National City Bank) (a)              335,000         335,000
                                                   -----------
MICHIGAN - 2.1%
Michigan State Hospital
  Finance Authority Revenue,
  Series B, 2.12%, 11/15/40,
  (Landesbank Hessen) (a)            2,440,000       2,440,000
                                                   -----------
NEW MEXICO - 2.1%
Farmington New Mexico
  Hospital Revenue, 2.23%,
  6/1/28, (LOC Bank of Nova
  Scotia) (a)                          500,000         500,000

New Mexico State Hospital
  Equipment Loan Council
  Hospital Revenue, Series A,
  2.00%, 8/1/30, (Credit
  Support FSA, SpA Citibank
  N.A.) (a)                          2,000,000       2,000,000
                                                   -----------
                                                     2,500,000
                                                   -----------
NORTH CAROLINA - 3.0%
North Carolina Educational
  Facilities Finance Agency
  Revenue, 2.18%, 3/1/19,
  (LOC Wachovia Bank N.A.) (a)       1,495,000       1,495,000
North Carolina Educational
  Facilities Finance Agency
  Revenue, 2.18%, 5/1/22,
  (LOC Bank of America N.A.)
  (a)                                1,305,000       1,305,000
North Carolina Housing
  Finance Agency Revenue,
  Series A, 2.20%, 7/1/31,
  (LOC Wachovia Bank N.A.) (a)         735,000         735,000
                                                   -----------
                                                     3,535,000
                                                   -----------
OHIO - 6.6%
Franklin County Ohio Hospital
  Revenue, Series B, 2.07%,
  12/1/28, (LOC National City
  Bank) (a)                          4,000,000       4,000,000

Hamilton County Ohio Health
  Care Facilities Revenue,
  Series B, 2.35%, 6/1/35,
  (LOC KeyBank N.A.) (a)               700,000         700,000
Ohio State Air Quality
  Development Authority
  Revenue, Series B, 2.15%,
  12/1/33, (LOC Wachovia Bank
  N.A.) (a)                          2,000,000       2,000,000
Ohio State Air Quality Development
  Authority Revenue, Series A,
  2.20%, 12/1/23, (LOC KeyBank
  N.A.) (a)                          1,000,000       1,000,000
                                                   -----------
                                                     7,700,000
                                                   -----------
OREGON - 1.5%
Multnomah County Oregon
  Hospital Facilities
  Authority Revenue, 1.93%,
  11/15/33, (LOC Allied Irish
  Bank plc) (a)                        700,000         700,000
Oregon State Health Housing
  Educational & Cultural
  Facilities Authority
  Revenue, 2.19%, 3/1/33,
  (LOC KeyBank N.A.) (a)             1,000,000       1,000,000
                                                   -----------
                                                     1,700,000
                                                   -----------
PENNSYLVANIA - 13.3%
Beaver County Pennsylvania
  Industrial Development
  Authority Pollution
  Control  Revenue, Series A,
  2.15%, 1/1/35, (LOC
  Barclays Bank plc) (a)             1,500,000       1,500,000
Beaver County Pennsylvania
  Industrial Development
  Authority Pollution
  Control  Revenue, 1.85%,
  4/1/41, (LOC Barclays Bank
  plc) (a)                             700,000         700,000
Dauphin County Pennsylvania
  General Authority Revenue,
  Sub-series S, 2.25%,
  6/1/26, (Credit Support
  FSA, SpA Bank of Nova
  Scotia, KBC Bank NV) (a)           1,165,000       1,165,000
Delaware Valley Pennsylvania
  Regional Finance Authority
  Local Government Revenue,
  2.08%, 8/1/16, (LOC
  Bayerische Landesbank) (a)         2,500,000       2,500,000
Emmaus Pennsylvania General
  Authority Revenue, 2.03%,
  3/1/24, (LOC Depfa Bank
  plc) (a)                           2,000,000       2,000,000
Emmaus Pennsylvania General
  Authority Revenue,
  Sub-series E-20, 2.03%,
  3/1/24, (LOC Depfa Bank
  plc) (a)                             500,000         500,000
Emmaus Pennsylvania General
  Authority Revenue,
  Sub-series G-19, 2.03%,
  3/1/24, (LOC Depfa Bank
  plc) (a)                             460,000         460,000
Emmaus Pennsylvania General
  Authority Revenue,
  Sub-series B-27, 2.03%,
  3/1/24, (LOC Depfa Bank
  plc) (a)                           1,300,000       1,300,000
Philadelphia Pennsylvania Gas
  Works Revenue, Series A-2,
  2.20%, 9/1/34, (LOC JP
  Morgan Chase Bank, Bank of
  Nova Scotia) (a)                   2,150,000       2,150,000
Philadelphia Pennsylvania
  Water & Wastewater Revenue,
  2.11%, 6/15/23, (Credit
  Support FSA, Dexia Credit
  Local) (a)                         2,000,000       2,000,000
Washington County
  Pennsylvania Authority
  Lease Revenue, 2.18%,
  12/15/18, (LOC First Union
  National Bank) (a)                 1,300,000       1,300,000
                                                   -----------
                                                    15,575,000
                                                   -----------
RHODE ISLAND - 3.5%
Providence Housing Authority
  Multi-family Revenue, Series A,
  1.98%, 9/1/30, (LOC
  Bank of America N.A.)
  (a)(b)                               500,000         500,000
Providence Housing Authority
  Multi-family Revenue, Series B,
  1.98%, 9/1/17, (LOC
  Bank of America N.A.)
  (a)(b)                               575,000         575,000
Rhode Island State Health &
  Educational Building Corp.
  Revenue, Series A, 2.14%,
  11/1/29, (LOC Allied Irish
  Bank plc) (a)                      3,000,000       3,000,000
                                                   -----------
                                                     4,075,000
                                                   -----------
TENNESSEE - 2.8%
Chattanooga Tennessee Health
  Education & Housing
  Facility Board Revenue,
  1.90%, 6/1/28, (LOC Bank of
  America N.A.) (a)                  2,425,000       2,425,000
Metropolitan Government
  Nashville & Davidson County
  Industrial Development
  Revenue, 2.20%, 2/15/34,
  (Credit Support FNMA) (a)            800,000         800,000
                                                   ------------
                                                     3,225,000
                                                   ------------
TEXAS - 2.3%
Garland Texas Industrial
  Development Authority
  Revenue, 2.23%, 12/1/14,
  (LOC Wells Fargo Bank N.A.)
  (a)                                1,625,000       1,625,000
Harris County Texas Health
  Facilities Dev Corp.
  Revenue, 1.90%, 7/1/37,
  (LOC JP Morgan Chase Bank)
  (a)                                1,100,000       1,100,000
                                                   -----------
                                                     2,725,000
                                                   -----------
WASHINGTON - 1.3%
Washington State Health Care
  Facilities Authority
  Revenue, 2.23%, 11/15/26,
  (LOC Citibank N.A.) (a)(b)         1,500,000       1,500,000
WYOMING - 3.4%
Sweetwater County Wyoming
  Hospital Revenue, Series B,
  2.16%, 9/1/37, (LOC KeyBank
  N.A.) (a)                          4,000,000       4,000,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $72,649,960)                                  72,649,960
                                                   -----------
TAX-FREE NOTES AND COMMERCIAL PAPER - 37.5%
CALIFORNIA - 1.7%
Los Angeles County California
  GO, 4.50%, 6/30/08                 2,000,000       2,006,956
                                                   -----------
FLORIDA - 5.5%
Florida Local Government
  Finance, Series A, 2.85%,
  3/7/08, (LOC First Union
  National Bank)                       435,000         435,000
Greater Orlando Aviation,
  Series B, 3.45%, 2/7/08,
  AMT, (LOC Bayerische
  Landesbank, State Street
  B&T)                               2,000,000       2,000,000
Hillsborough County Florida,
  Series A, 3.42%, 3/13/08,
  (LOC State Street B&T)             4,000,000       4,000,000
                                                   -----------
                                                     6,435,000
                                                   -----------
GEORGIA - 3.7%
Municipal Electric Authority
  Georgia, Series TE-A,
  2.70%, 4/9/08, (LOC
  Bayerische Landesbank,
  Wachovia, Westdeutsche
  Landesbank)                        4,320,000       4,320,000
                                                   -----------
HAWAII - 1.7%
Honolulu City & County GO,
  Series H, 3.41%, 2/6/08,
  (LOC Helaba)                       2,000,000       2,000,000
                                                   -----------
MICHIGAN - 0.9%
Detroit Michigan GO, 4.50%,
  3/1/08, (LOC Scotiabank)           1,000,000       1,000,610
                                                   -----------
NEVADA - 2.6%
Las Vegas Convention &
  Visitors Authority Revenue,
  Series 06-A, 2.80%, 4/7/08,
  (LOC Bank of Nova Scotia,
  Fortis Bank, State Street
  B&T)                               3,000,000       3,000,000
                                                   -----------
NEW YORK - 3.4%
Suffolk County GO, 3.50%,
  8/14/08                            4,000,000       4,014,695
                                                   -----------
PENNSYLVANIA - 4.3%
Montgomery County
  Pennsylvania Industrial
  Revenue, Series 94-A,
  2.70%, 5/9/08, (LOC BNP
  Paribas)                           5,000,000       5,000,000
                                                   -----------
TEXAS - 6.2%
Bexar Metropolitan Water,
  Series 97, 3.35%, 3/12/08,
  (LOC Bank of America)              2,000,000       2,000,000
Harris County Texas, Series
  F, 2.85%, 3/7/08, (LOC
  Helaba)                            1,300,000       1,300,000
Houston Texas (City of),
  Series A, 2.70%, 5/8/08,
  (LOC Bank of New York)             4,000,000       4,000,000
                                                   -----------
                                                     7,300,000
                                                   -----------
UTAH - 1.7%
Intermountain Power Agency,
  Series B-2, 2.85%, 3/6/08,
  (LOC Bank of Nova Scotia)          2,000,000       2,000,000
                                                   -----------
WASHINGTON - 4.5%
Port of Seattle Washington,
  Series A-2, 2.65%, 6/11/08,
  (LOC Bayerische Landesbank)        5,300,000       5,300,000
                                                   -----------
WYOMING - 1.3%
Sweetwater County Wyoming,
  Series 88-A, 2.77%,
  4/10/08, (LOC Barclays Bank
  plc)                               1,500,000       1,500,000
                                                   -----------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $43,877,261)                                  43,877,261
                                                   -----------
INVESTMENT COMPANY - 0.2%
BlackRock Liquidity Funds
  MuniFund Portfolio
  Institutional Shares,
  2.90%, (c)                           278,600         278,600
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $278,600)                                        278,600
                                                   -----------
TOTAL INVESTMENTS (COST $116,805,821) -- 99.8%     116,805,821
                                                   ===========

----------
         Percentages indicated are based on net assets of $117,011,807.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
AMT      Interest on security is subject to federal
         alternative minimum tax
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GO       General Obligation
LOC      Letter of Credit
PLC      Public Limited Co.


See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                  SHARES OR
                                  PRINCIPAL
                                  AMOUNT ($)       VALUE ($)
                                  ------------  --------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 64.5%
Federal Farm Credit Bank - 12.3%
   4.70%, 4/1/08 (a)               150,000,000     149,993,399
   4.37%, 4/29/08 (b)               71,000,000      70,267,596
   2.98%, 5/27/08 (a)               50,000,000      49,997,560
   3.06%, 7/9/08 (a)               400,000,000     399,965,055
   2.97%, 11/24/08 (a)              50,000,000      49,993,978
   3.07%, 1/7/09 (a)               300,000,000     300,000,000
   2.96%, 5/11/09 (a)              150,000,000     149,981,728
   2.96%, 6/8/09 (a)               100,000,000      99,987,085
   3.06%, 11/16/09 (a)             200,000,000     200,000,000
                                                --------------
                                                 1,470,186,401
                                                --------------
Federal Home Loan Bank - 52.2%
   2.62%, 2/1/08(b)              3,202,200,000   3,202,200,000
   4.17%, 2/6/08 (b)               200,000,000     199,884,722
   4.32%, 2/8/08 (b)               100,720,000     100,636,179
   4.32%, 2/15/08 (b)              161,144,000     160,875,785
   4.38%, 2/27/08 (b)              377,350,000     376,182,105
   4.42%, 2/29/08 (b)              225,000,000     224,242,250
   4.97%, 3/5/08 (b)                50,000,000      49,780,687
   4.78%, 3/19/08 (a)              100,000,000      99,995,009
   4.39%, 3/26/08(b)               112,471,000     111,748,936
   4.39%, 3/28/08 (b)              300,000,000     298,002,667
   3.75%, 4/18/08 (b)              300,000,000     297,651,500
   4.87%, 5/28/08 (a)              100,000,000      99,982,933
   2.86%, 7/30/08 (b)              100,000,000      98,610,000
   4.84%, 9/17/08 (a)              150,000,000     149,958,358
   4.35%, 10/10/08 (a)              50,000,000      49,988,864
   3.56%, 10/24/08 (a)             100,000,000      99,977,290
   4.71%, 11/14/08 (a)             100,000,000      99,977,008
   3.11%, 12/3/08 (a)              200,000,000     200,000,000
   4.79%, 2/18/09 (a)              200,000,000     200,000,000
   3.00%, 2/27/09                  100,000,000     100,000,000
   2.96%, 8/5/09(a)                100,000,000      99,955,640
                                                --------------
                                                 6,319,649,933
                                                --------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $7,789,836,334)                            7,789,836,334
                                                --------------
REPURCHASE AGREEMENTS - 37.1%
Goldman Sachs, purchased on
  1/31/08, 2.85%, due 2/1/08
  with a maturity value of
  $1,000,079,167
  (Collateralized fully by
  various U.S. Government and
  Government Agency
  Obligations)                   1,000,000,000   1,000,000,000
Goldman Sachs, purchased on
  1/31/08, 2.90%, due 2/1/08
  with a maturity value of
  $471,597,987
  (Collateralized fully by
  various U.S. Government and
  Government Agency
  Obligations)                     471,560,000     471,560,000
Lehman Brothers, purchased on
  1/31/08, 2.50%, due 2/1/08
  with a maturity value of
  $2,000,138,889
  (Collateralized fully by
  various U.S. Government and
  Government Agency
  Obligations)                   2,000,000,000   2,000,000,000
Morgan Stanley Dean Witter,
  purchased on 1/31/08,
  2.80%, due 2/1/08 with a
  maturity value of
  $1,000,077,778
  (Collateralized fully by
  various U.S. Government and
  Government Agency
  Obligations)                   1,000,000,000   1,000,000,000
                                                --------------

TOTAL REPURCHASE AGREEMENTS
(COST $4,471,560,000)                            4,471,560,000
                                                --------------
TOTAL INVESTMENTS (COST $12,261,396,334) --
101.6%                                          12,261,396,334
                                                ==============

----------
         Percentages indicated are based on net assets of $12,068,224,612.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b) Discount note. Rate presented represents the effective yield at time of purchase.


See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                     PRINCIPAL
                                                     AMOUNT ($)       VALUE($)
                                                     -----------   -------------
U.S. TREASURY OBLIGATIONS-- 100.0%(a)
U.S. Treasury Bill - 100.0%
   2.84%, 2/7/08                                     131,250,000     131,188,061
   3.00%, 2/14/08                                    176,700,000     176,509,451
   2.28%, 2/21/08                                    263,300,000     262,967,304
   2.76%, 2/28/08                                    157,100,000     156,776,441
   2.50%, 3/6/08                                     155,000,000     154,635,350
   2.87%, 3/13/08                                    160,300,000     159,779,266
   2.38%, 3/20/08                                    150,000,000     149,526,668
   2.35%, 3/27/08                                    150,000,000     149,464,133
   2.29%, 4/3/08                                     125,000,000     124,509,899
   3.19%, 4/10/08                                    100,000,000      99,393,375
   3.06%, 4/17/08                                    100,000,000      99,358,223
   2.26%, 4/24/08                                     50,000,000      49,740,625
   1.86%, 5/1/08                                      40,000,000      39,815,000
                                                                   -------------
                                                                   1,753,663,796
                                                                   -------------
TOTAL INVESTMENTS (COST $1,753,663,796) -- 100.0%                  1,753,663,796
                                                                   =============

----------
         Percentages indicated are based on net assets of $1,752,936,759.
(a) Discount note. Rate presented represents the effective yield at time of purchase.


See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                       SHARES OR
                                       PRINCIPAL
                                       AMOUNT ($)   VALUE ($)
                                       ----------  -----------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 41.0%
Federal Home Loan
Mortgage Corp. - 5.7%
  Pool #G12317, 5.50%, 8/1/21           1,102,335    1,128,315
  Pool #C00368, 8.50%, 10/1/24             25,413       28,172
  Pool #D62926, 6.50%, 8/1/25              19,560       20,537
  Pool #C80387, 6.50%, 4/1/26              26,974       28,324
  Pool #C00922, 8.00%, 2/1/30             162,805      177,114
  Pool #C54447, 7.00%, 7/1/31              32,666       34,770
  Pool #G01317, 7.00%, 10/1/31            132,425      140,955
  Pool #C60712, 6.50%, 11/1/31            525,840      549,579
  Pool #847557, 6.28%, 7/1/34 (a)(b)      889,206      906,492
  Pool #1B2655, 6.18%, 12/1/34 (a)(b)     710,014      716,239
  Pool #1J1313, 6.40%, 6/1/36 (a)       1,374,699    1,411,359
  Pool #G02981, 6.00%, 6/1/37           1,147,831    1,177,018
                                                   -----------
                                                     6,318,874
                                                   -----------
Federal National Mortgage Association - 21.3%
  Pool #398958, 6.50%, 10/1/12             49,396       51,658
  Pool #781922, 5.00%, 2/1/21           2,260,889    2,292,014
  Pool #329655, 7.00%, 11/1/25             38,446       41,069
  Pool #329530, 7.00%, 12/1/25             80,749       86,259
  Pool #535332, 8.50%, 4/1/30              38,187       42,163
  Pool #548965, 8.50%, 7/1/30              43,719       48,285
  Pool #535440, 8.50%, 8/1/30              43,051       47,546
  Pool #253438, 8.50%, 9/1/30              36,633       40,459
  Pool #568486, 7.00%, 1/1/31              38,793       41,463
  Pool #573752, 8.50%, 2/1/31              32,155       35,513
  Pool #575328, 6.50%, 4/1/31              49,205       51,375
  Pool #356905, 7.14%, 10/1/36 (a)        165,327      169,632
  Pool #922090, 5.91%, 3/1/37 (a)       1,963,386    2,018,686
  Pool #256723, 6.50%, 5/1/37           1,124,188    1,167,089
TBA February
   5.00%, 2/15/37                    1,000,000         995,625
   5.50%, 2/15/37                   11,360,000      11,509,100
   6.00%, 2/15/37                    4,800,000       4,924,502
                                                   -----------
                                                    23,562,438
                                                   -----------
Government National Mortgage Association - 1.2%
  Pool #346406, 7.50%, 2/15/23             44,775       48,312
  Pool #412530, 7.50%, 12/15/25            71,227       76,957
  Pool #781300, 7.00%, 6/15/31            126,429      135,428
  TBA February, 6.00%, 2/15/37          1,080,000    1,115,100
                                                   -----------
                                                     1,375,797
                                                   -----------
U.S. Treasury Notes - 12.8%
   4.75%, 2/28/09                    1,750,000       1,798,125
   3.88%, 5/15/09                    1,500,000       1,532,226
   3.13%, 11/30/09                   1,500,000       1,525,664
   4.75%, 1/31/12                    1,480,000       1,600,365
   4.13%, 8/31/12                    2,270,000       2,401,413
   3.63%, 12/31/12                     425,000         440,838
   4.75%, 8/15/17                    1,445,000       1,573,018
   4.25%, 11/15/17                   2,685,000       2,819,669
   6.38%, 8/15/27                      350,000         442,394
                                                   -----------
                                                    14,133,712
                                                   -----------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $44,612,074)                                  45,390,821
                                                   -----------
CORPORATE OBLIGATIONS - 32.8%
AGRICULTURAL CHEMICALS - 0.6%
Cargill, Inc., 5.60%, 9/15/12          600,000         616,862
                                                   -----------
                                                       616,862
                                                   -----------
AUTO MANUFACTURERS - 0.4%
General Motors, 8.25%,
  7/15/23                              550,000         440,000
                                                   -----------
                                                       440,000
                                                   -----------
BANKING - 3.3%
American Express Centurion
  Bank, 5.95%, 6/12/17                 700,000         710,373
Wachovia Corp., 5.75%, 2/1/18          650,000         651,464
Washington Mutual Bank NV,
  5.14%, 6/16/10 (a)                   750,000         682,685
Washington Mutual Bank NV,
  5.08%, 2/4/11 (a)                    400,000         364,134
Washington Mutual Bank NV,
  5.39%, 9/17/12 (a)                   500,000         421,461
Wells Fargo & Co., 4.38%,
  1/31/13                              825,000         824,778
                                                   -----------
                                                     3,654,895
                                                   -----------
BUILDING & CONSTRUCTION PRODUCTS - 1.9%
Martin Marietta Materials,
  Inc., 5.13%, 4/30/10 (a)             600,000         594,029
Masco Corp., 5.43%, 3/12/10
  (a)(b)                               550,000         526,899
USG Corp., 7.75%, 1/15/18            1,000,000         959,920
                                                   -----------
                                                     2,080,848
                                                   -----------
COMPUTERS - 0.9%
IBM Corp., 5.70%, 9/14/17              950,000         997,972
                                                   -----------
                                                       997,972
                                                   -----------
CONSUMER PRODUCTS - 0.8%
Clorox Co. (The), 5.45%,
  10/15/12                             900,000         921,974
                                                   -----------
                                                       921,974
                                                   -----------
ELECTRIC - 4.8%
Commonwealth Edison Co.,
  6.45%, 1/15/38                       700,000         699,780
MidAmerican Energy Co.,
  5.95%, 7/15/17                     2,900,000       3,059,262
Progress Energy, Inc., 5.28%,
  11/14/08, Callable 2/14/08
  @ 100 (a)(b)                       1,000,000         999,116
Puget Sound Energy, Inc.,
  6.97%, 6/1/67, Callable
  6/1/17 @ 100                         600,000         556,494
                                                   -----------
                                                     5,314,652
                                                   -----------
FINANCE - 3.3%
Ford Motor Credit Co., LLC,
  9.75%, 9/15/10                     1,550,000       1,497,119
Ford Motor Credit Co., LLC,
  7.25%, 10/25/11                      150,000         133,177
JP Morgan Chase & Co., 6.00%,
  1/15/18                              350,000         363,231

Preferred Term Securities
  Ltd., 8.79%, 9/15/30,
  Callable 9/15/10 @ 104               787,500         866,643
XTRA Finance Corp., 5.15%,
  4/1/17                               750,000         767,263
                                                   -----------
                                                     3,627,433
                                                   -----------
HOSPITALS - 1.1%
Covidien International
  Finance SA, 5.45%, 10/15/12          550,000         570,509
HCA, Inc., 5.75%, 3/15/14              750,000         633,750
                                                   -----------
                                                     1,204,259
                                                   -----------
MEDIA - 0.5%
News America Holdings, 7.90%,
  12/1/95                              500,000         544,661
                                                   -----------
                                                       544,661
                                                   -----------
MEDICAL - 0.9%
AstraZeneca plc, 5.90%,
  9/15/17                            1,000,000       1,058,877
                                                   -----------
                                                     1,058,877
                                                   -----------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 5.72%, 12/18/09
  (a)(b)                               550,000         538,229
                                                   -----------
                                                       538,229
                                                   -----------
RETAIL - 5.2%
Home Depot, Inc., 5.88%,
  12/16/36                           2,700,000       2,253,207
Kohl's Corp., 6.25%, 12/15/17        1,100,000       1,092,388
Wal-Mart Stores, Inc., 5.88%,
  4/5/27                               900,000         886,195
Wal-Mart Stores, Inc., 6.50%,
  8/15/37                            1,500,000       1,573,167
                                                   -----------
                                                     5,804,957
                                                   -----------
TELECOMMUNICATIONS - 3.3%
AOL Time Warner, Inc., 7.70%,
  5/1/32                             1,150,000       1,249,935
AT&T, Inc., 5.50%, 2/1/18              750,000         752,509
BellSouth Telecommunications,
  7.00%, 12/1/95                       700,000         716,027
Time Warner Entertainment
  Co., 8.38%, 3/15/23                  800,000         918,400
                                                   -----------
                                                     3,636,871
                                                   -----------
TRANSPORTATION - 5.3%
American Airlines, Inc.,
  6.98%, 4/1/11                        530,195         524,893
American Airlines, Inc.,
  7.86%, 10/1/11                     1,250,000       1,287,500
Burlington North Santa Fe,
  5.65%, 5/1/17                        600,000         606,827
Burlington North Santa Fe,
  7.57%, 1/2/21                        280,926         314,578
Continental Airlines, Inc.,
  5.98%, 4/19/22                       750,000         685,099
Union Pacific Corp., 5.75%,
  11/15/17                           1,200,000       1,209,699
Union Pacific Corp., 6.85%,
  1/2/19                             1,104,592       1,222,562
                                                   -----------
                                                     5,851,158
                                                   -----------

TOTAL CORPORATE OBLIGATIONS
(COST $36,217,948)                                  36,293,648
                                                   -----------
ASSET BACKED SECURITIES - 7.5%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%,
  5/6/10 (b)                           425,223         426,289
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1, 3.68%,
  3/25/33                              738,743         740,399
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 5.79%,
  8/13/47 (a)                          905,000         135,750
Citigroup Mortgage Loan
  Trust, Inc., Series
  2005-WF2, Class AF2, 4.92%,
  8/25/35                                3,458           3,452
Countrywide Asset-Backed
  Certificates, Series
  2006-S4, Class A3, 5.80%,
  7/25/34                            1,060,000         869,849
Dominos Pizza Master Issuer
  LLC, Series 2007-1, Class
  A2, 5.26%, 4/25/37                 1,200,000       1,215,875
Duane Street CLO, Series
  2007-4A, Class C, 5.87%,
  11/14/21 (a)                         850,000         755,480
GE Business Loan Trust,
  Series 2006-2A, Class A,
  4.42%, 11/15/34 (a)(b)             1,445,166       1,369,937
GE Equipment Small Ticket
  LLC, Series 2005-2A, Class
  A3, 4.88%, 10/22/09 (b)            1,055,709       1,062,324
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36            900,000         646,295
Preferred Term Securities
  XXII Ltd., 5.33%, 9/22/36,
  Callable 6/22/11 @ 100
  (a)(b)                             1,092,540       1,043,922
                                                   -----------

TOTAL ASSET BACKED SECURITIES
(COST $9,523,340)                                    8,269,572
                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.78%, 5/25/35
  (a)                                1,100,000       1,112,864
Deutsche Mortgage Securities,
  Inc., Series 2006-WF1,
  Class 1A1, 5.08%, 6/26/35
  (a)                                1,095,925       1,095,406
Fannie Mae IO, Series 270,
  Class 2, 8.50%, 9/1/23 (c)            43,375          10,558
Fannie Mae IO, Series 296,
  Class 2, 8.00%, 4/1/24 (c)            52,063          11,464
Fannie Mae IO, Series
  2000-16, Class PS, 5.22%,
  10/25/29 (a)(c)                       32,532           1,502
Fannie Mae IO, Series
  2000-32, Class SV, 4.61%,
  3/18/30 (a)(c)                         4,530              51
Fannie Mae IO, Series 306,
  Class IO, 8.00%, 5/1/30 (c)           58,562          13,425

Fannie Mae IO, Series 2001-4,
  Class SA, 3.53%, 2/17/31
  (a)(c)                               209,852          21,359
FHA Weyerhauser, 7.43%,
  1/1/24 (d)(e)                         32,666          32,666
Freddie Mac, Series 2988,
  Class AF, 4.54%, 6/15/35 (a)(b)    1,097,537       1,079,825
Freddie Mac, Series 3212,
  Class BK, 5.40%, 9/15/36             900,000         906,490
Freddie Mac IO, Series 1534,
  Class K, 3.15%, 6/15/23
  (a)(c)                               137,022          12,514
Freddie Mac IO, Series 2141,
  Class SD, 3.91%, 4/15/29
  (a)(c)                               111,887          12,157
Freddie Mac IO, Series 2247,
  Class SC, 3.26%, 8/15/30
  (a)(c)                                57,452           5,145
Government National Mortgage
  Association IO, Series
  1999-30, Class SA, 3.92%,
  4/16/29 (a)(c)                        71,753           5,470
Government National Mortgage
  Association IO, Series
  1999-30, Class S, 4.52%,
  8/16/29 (a)(c)                        55,933           5,085
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.52%, 3/25/36
  (a)                                1,220,977       1,159,251
Residential Accredit Loans,
  Inc., Series 2007-QS1,
  Class 2A8, 3.68%, 1/25/37
  (a)(b)                             2,007,692       1,964,354
Residential Accredit Loans,
  Inc., Series 2007-QS2,
  Class A4, 6.25%, 1/25/37             985,863         992,452
Residential Asset
  Securitization Trust,
  Series 2003-A15, Class 1A2,
  3.83%, 2/25/34 (a)(b)              1,526,267       1,500,072
                                                   -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $9,994,967)                                    9,942,110
                                                   -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.8%
Banc of America Commercial
  Mortgage, Inc., Series
  2006-4, Class A4,
  5.63%, 7/10/46                     1,540,000       1,545,178
Bear Stearns Commercial
  Mortgage Securities, Inc.,
  Series 2006-T24, Class A4,
  5.43%, 10/12/41                    1,100,000       1,096,561
Bear Stearns Commercial
  Mortgage Securities, Inc.,
  Series 2007-T28, Class AJ,
  6.18%, 9/11/42 (a)                   620,000         570,502
Citigroup Commercial Mortgage
  Trust, Series 2006-C4,
  Class A3, 5.91%, 3/15/49 (a)       1,550,000       1,574,653
Citigroup Commercial Mortgage
  Trust, Series 2006-C5,
  Class A2, 5.38%, 10/15/49          1,100,000       1,099,954
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                    1,300,000       1,289,946
Commercial Mortgage Pass -
  Through Certificate, Series
  2005-FL11, Class A1, 4.39%,
  11/15/17 (a)(b)                       39,933          38,826
Commercial Mortgage Pass -
  Through Certificate, Series
  2006-FL12, Class A2, 4.34%,
  12/15/20 (a)(b)                    1,510,019       1,471,994
Commercial Mortgage Pass -
  Through Certificate, Series
  2005-LP5, Class AJ, 5.05%,
  5/10/43                            1,550,000       1,365,832
CWCapital Cobalt, Series
  2007-C3, Class AJ, 6.02%,
  5/15/46 (a)                        1,240,000       1,129,767
CWCapital Cobalt, Series
  2006-C1, Class A2, 5.17%,
  8/15/48                            1,232,000       1,222,994
DLJ Mortgage Acceptance
  Corp., IO, Series 1997-CF1,
  Class S, 1.17%, 5/15/30
  (a)(c)                                19,593               0
GS Mortgage Securities Corp.
  II, Series 2006-GG8, Class
  AJ, 5.62%, 11/10/39                1,300,000       1,177,871
GS Mortgage Securities Corp.
  II, Series 2007-GG10, Class
  AJ, 5.99%, 8/10/45 (a)             1,550,000       1,414,392
GS Mortgage Securities Corp.,
  IO, Series 1997-GL, Class
  X2, 0.29%, 7/13/30
  (a)(c)                                36,315             570
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Series 2007-CB20, Class AJ,
  6.30%, 2/12/51 (a)                 1,440,000       1,339,311
LB-UBS Commercial Mortgage
  Trust, Series 2007-C6,
  Class AM, 6.11%, 7/15/40 (a)       1,180,000       1,148,831
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                    1,000,000         981,523
Morgan Stanley Capital I,
  Series 2007-IQ14, Class A2,
  5.61%, 4/15/49                     1,380,000       1,384,492

Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.42%, 11/23/43 (a)                  978,324         934,349
                                                   -----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $21,503,996)                                  20,787,546
                                                   -----------
FOREIGN BONDS - 3.0%
ICELAND - 1.0%
Kaupthing Bank, 4.96%,
  1/15/10 (a)(b)                     1,250,000       1,154,434
                                                   -----------
                                                     1,154,434
                                                   -----------
SOUTH KOREA - 1.3%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @
  100 (a)                            1,400,000       1,405,477
                                                   -----------
                                                     1,405,477
                                                   -----------
UNITED KINGDOM - 0.7%
Barclays Bank plc, 5.93%,
  12/31/49                             850,000         791,160
                                                   -----------
                                                       791,160
                                                   -----------

TOTAL FOREIGN BONDS
(COST $3,502,686)                                    3,351,071
                                                   -----------
INVESTMENT COMPANY - 2.7%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class,
  3.50%  (f)                           2,954,610     2,954,610
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $2,954,611)                                    2,954,610
                                                   -----------
TOTAL INVESTMENTS (COST $128,309,622) -- 114.8%    126,989,378
                                                   ===========

----------
         Percentages indicated are based on net assets of $110,655,762.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)      Security held as collateral for to be announced Securities.
(c) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on January 31, 2008. The principal amount shown is the notional amount of the underlying mortgages.
(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.
(e) Security was fair valued as of January 31, 2008. Represents 0.03% of net assets.
(f) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
CLO      Collateralized Loan Obligation
FHA      Federal Housing Administration
IO       Interest-Only security. Represents 0.09% of net assets.
LLC      Limited Liability Co.
PLC      Public Limited Co.
TBA Security was traded on a "to be announced" basis. Represents 16.76% of net assets.


See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                       SHARES OR
                                       PRINCIPAL
                                       AMOUNT ($)   VALUE ($)
                                       ----------  -----------
CORPORATE OBLIGATIONS - 96.0%
ADVERTISING - 1.9%
Iron Mountain, Inc., 8.63%,
  4/1/13, Callable 4/1/08 @
  101                                  100,000         101,000
R.H. Donnelley Corp., 6.88%,
  1/15/13, Callable 1/15/09 @
  103                                  100,000          84,000
R.H. Donnelley Corp., 6.88%,
  1/15/13, Callable 1/15/09 @
  103                                   90,000          75,600
                                                   -----------
                                                       260,600
                                                   -----------
AEROSPACE & DEFENSE - 1.1%
DRS Technologies, Inc.,
  7.63%, 2/1/18, Callable
  2/1/11 @ 104                         100,000          98,750
TransDigm, Inc., 7.75%,
  7/15/14, Callable 7/15/09 @
  106                                   50,000          50,250
                                                   -----------
                                                       149,000
                                                   -----------
APPAREL MANUFACTURERS - 1.6%
Hanesbrands, Inc., 8.20%,
  12/15/14, Callable 12/15/08
  @ 102 (a)                             50,000          45,250
Levi Strauss & Co., 8.88%,
  4/1/16, Callable 4/1/11 @
  104                                   50,000          47,500
Quiksilver, Inc., 6.88%,
  4/15/15, Callable 4/15/10 @
  103                                  150,000         116,250
                                                   -----------
                                                       209,000
                                                   -----------
AUTO MANUFACTURERS - 1.8%
Cooper-Standard Automotive,
  Inc., 8.38%, 12/15/14,
  Callable 12/15/09 @ 104               50,000          37,750
General Motors Corp., 7.13%,
  7/15/13                              175,000         149,187
General Motors Corp., 7.70%,
  4/15/16                               50,000          41,500
Goodyear Tire & Rubber Co.,
  8.63%, 12/1/11, Callable
  12/1/09 @ 104                         17,000          17,489
                                                   -----------
                                                       245,926
                                                   -----------
AUTOMOTIVE & TRANSPORT - 0.3%
United Auto Group, Inc.,
  7.75%, 12/15/16, Callable
  12/15/11 @ 104                        50,000          44,750
                                                   -----------
                                                        44,750
                                                   -----------
BUILDING & CONSTRUCTION PRODUCTS - 2.2%
Ainsworth Lumber Co., Ltd.,
  7.25%, 10/1/12, Callable
  10/1/08 @ 104                        150,000          94,500
Interline Brands, Inc.,
  8.13%, 6/15/14, Callable
  6/15/10 @ 104                         50,000          48,750
Ply Gem Industries, Inc.,
  9.00%, 2/15/12, Callable
  2/18/08 @ 105                        150,000         111,750
U.S. Concrete, Inc., 8.38%,
  4/1/14, Callable 4/1/09 @
  104                                   50,000          41,500
                                                   -----------
                                                       296,500
                                                   -----------
CABLE TELEVISION - 2.7%
Barrington Broadcasting Group
  LLC, 10.50%, 8/15/14,
  Callable 8/15/10 @ 105                50,000          49,500
Bonten Media Acquisition,
  9.00%, 6/1/15, Callable
  6/1/11@ 105 (b)                       75,000          62,250
Cablevision Systems Corp.,
  8.00%, 4/15/12                       100,000          95,750
General Cable Technologies
  Corp., 7.13%, 4/1/17,
  Callable 4/1/12 @ 104                 50,000          47,625
Mediacom LLC, 7.88%, 2/15/11,
  Callable 2/15/08 @ 100               100,000          89,250
Quebecor Media, Inc., 7.75%,
  3/15/16, Callable 3/15/11 @
  104 (b)                               25,000          23,187
                                                   -----------
                                                       367,562
                                                   -----------
CASINOS & GAMBLING - 8.9%
Choctaw Resort Development
  Entertainment, 7.25%,
  11/15/19, Callable 11/15/11
  @ 104 (b)                             46,000          43,470
Fontainebleau Las Vegas,
  10.25%, 6/15/15, Callable
  6/15/11 @ 105 (b)                    100,000          75,000
Great Canadian Gaming Co.,
  7.25%, 2/15/15, Callable
  2/15/11 @ 104 (b)                     50,000          47,875
Greektown Holdings, Inc.,
  10.75%, 12/1/13, Callable
  12/1/10 @ 105 (b)                    125,000         119,375
Herbst Gaming, Inc., 7.00%,
  11/15/14, Callable 11/15/09
  @ 104                                 50,000          19,625
Indianapolis Downs LLC,
  11.00%, 11/1/12, Callable
  11/1/10 @ 106 (b)                     25,000          23,250
Inn of the Mountain Gods,
  12.00%, 11/15/10, Callable
  4/3/08 @ 106                          50,000          49,750
Isle of Capri Casinos, Inc.,
  7.00%, 3/1/14, Callable
  3/1/09 @ 104                         150,000         115,500
Mashantucket Pequot Tribal
  Nation, Series A, 8.50%,
  11/15/15, Callable 11/15/11
  @ 104 (b)                             50,000          47,500
MGM MIRAGE, Inc., 6.75%,
  4/1/13                               100,000          95,250
Mohegan Tribal Gaming, 7.13%,
  8/15/14, Callable 8/15/09 @
  104                                   50,000          45,875
MTR Gaming Group, Inc.,
  9.00%, 6/1/12, Callable
  6/1/09 @ 105                         100,000          86,000
Pinnacle Entertainment,
  7.50%, 6/15/15, Callable
  6/15/10 @ 104 (b)                     50,000          39,750
Pokagon Gaming Authority,
  10.38%, 6/15/14, Callable
  6/15/10 @ 105 (b)                     75,000          77,531
San Pasqual Casino, 8.00%,
  9/15/13, Callable 9/15/09 @
  104 (b)                               25,000          23,750
Seminole Hard Rock
  Entertainment, 7.49%,
  3/15/14, Callable 3/15/09 @
  102 (a)(b)                            50,000          45,000
Seneca Gaming Corp., 7.25%,
  5/1/12, Callable 5/1/08 @
  104                                   50,000          48,500
Shingle Springs, 9.38%,
  6/15/15, Callable 6/15/11@
  105 (b)                               50,000          45,000
Turning Stone Resort Casino,
  9.13%, 9/15/14, Callable
  9/15/10 @ 105 (b)                     75,000          73,125

Waterford Gaming LLC, 8.63%,
  9/15/14 (b)                           25,000          24,250
Wynn Las Vegas LLC, 6.63%,
  12/1/14, Callable 12/1/09 @
  103 (b)                               50,000          48,188
                                                   -----------
                                                     1,193,564
                                                   -----------
CHEMICALS - 3.2%
Georgia Gulf Corp., 9.50%,
  10/15/14, Callable 10/15/10
  @ 105                                100,000          77,500
Huntsman International LLC,
  7.88%, 11/15/14, Callable
  11/15/10 @ 104                        35,000          36,400
Innophos, Inc., 8.88%,
  8/15/14, Callable 8/16/09 @
  104                                   50,000          49,125
JohnsonDiversey, Inc., 9.63%,
  5/15/12, Callable 4/3/08 @
  105                                  100,000         101,500
Momentive Performance
  Materials, Inc., 9.75%,
  12/1/14, Callable 12/1/10 @
  141                                   50,000          45,250
Mosaic Co., 7.63%, 12/1/16,
  Callable 12/1/11 @ 104 (b)            25,000          27,000
Nova Chemicals Corp., 6.50%,
  1/15/12                               50,000          46,000
Terra Capital, Inc., 7.00%,
  2/1/17, Callable 2/1/12 @
  104                                   50,000          49,125
                                                   -----------
                                                       431,900
                                                   -----------
COMPUTER SERVICES - 0.6%
Activant Solutions, Inc.,
  9.50%, 5/1/16, Callable
  5/1/11 @ 105                          50,000          42,188
Unisys Corp., 12.50%,
  1/15/16, Callable 1/15/12 @
  106                                   35,000          34,475
                                                   -----------
                                                        76,663
                                                   -----------
CONSUMER PRODUCTS - 1.7%
Constellation Brands, Inc.,
  8.38%, 12/15/14                       50,000          51,500
Sealy Mattress Co., 8.25%,
  6/15/14, Callable 6/15/09 @
  104                                   50,000          43,250
Smithfield Foods, Inc.,
  7.75%, 7/1/17                         50,000          47,250
Spectrum Brands, Inc., 7.38%,
  2/1/15, Callable 2/1/10 @
  104                                   75,000          52,125
Yankee Acquisition Corp.,
  9.75%, 2/15/17, Callable
  2/15/12 @ 105                         50,000          40,750
                                                   -----------
                                                       234,875
                                                   -----------
CONTAINERS - PAPER AND PLASTIC - 2.6%
Owens-Brockway Glass
  Containers, 6.75%, 12/1/14,
  Callable 12/1/09 @ 103                50,000          49,625
Solo Cup Co., 8.50%, 2/15/14,
  Callable 2/15/09 @ 104               200,000         163,500
Stone Container Finance Co.
  of Canada, 7.38%, 7/15/14,
  Callable 7/15/09 @ 104               150,000         137,250
                                                   -----------
                                                       350,375
                                                   -----------
COSMETICS - 0.4%
Chattem, Inc., 7.00%, 3/1/14,
  Callable 3/1/09 @ 104                 50,000          48,875
                                                   -----------
                                                        48,875
                                                   -----------
DISTRIBUTION & WHOLESALE - 2.0%
Baker & Taylor, Inc., 11.50%,
  7/1/13, Callable 7/1/10 @
  106 (b)                              100,000          98,250
Beverages & More, Inc.,
  9.25%, 3/1/12, Callable
  9/1/09 @ 105 (b)                      50,000          47,500
Central Garden & Pet Co.,
  9.13%, 2/1/13, Callable
  2/1/08 @ 105                          50,000          39,750
Jarden Corp., 7.50%, 5/1/17,
  Callable 5/1/12 @ 104                 25,000          21,375
Pegasus Solutions, Inc.,
  10.50%, 4/15/15, Callable
  4/15/11 @ 105 (b)                     50,000          42,000
Pilgrim's Pride Corp., 8.38%,
  5/1/17, Callable 5/1/12 @
  104                                   25,000          21,813
                                                   -----------
                                                       270,688
                                                   -----------
DIVERSIFIED OPERATIONS - 1.4%
Bombardier, Inc., 8.00%,
  11/15/14, Callable 11/15/10
  @ 104 (b)                             25,000          26,125
Koppers Holdings, Inc.,
  9.88%, 11/15/14, Callable
  11/15/09 @ 105                        25,000          21,125
Snoqualmie Entertainment
  Authority, 9.06%, 2/1/14,
  Callable 2/1/09 @ 103
  (a)(b)                                25,000          22,500
Susser Holdings LLC, 10.63%,
  12/15/13, Callable 12/15/09
  @ 105 (b)                             50,000          51,250
Susser Holdings LLC, 10.63%,
  12/15/13, Callable 12/15/09
  @ 105                                 72,000          73,800
                                                   -----------
                                                       194,800
                                                   -----------
EDUCATION - 0.4%
Education Management LLC,
  10.25%, 6/1/16, Callable
  6/1/11 @ 105                          25,000          23,813
Education Management LLC,
  8.75%, 6/1/14, Callable
  6/1/10 @ 104                          25,000          24,062
                                                   -----------
                                                        47,875
                                                   -----------
ELECTRIC - 3.6%
AES Corp., 7.75%, 3/1/14                60,000          61,200
AES Corp., 7.75%, 10/15/15              50,000          51,125
Baldor Electric Co., 8.63%,
  2/15/17, Callable 2/15/12 @
  104                                   50,000          48,500
CMS Energy Corp., 6.88%,
  12/15/15                             100,000         100,826
Edison Mission Energy, 7.20%,
  5/15/19                               50,000          48,750

Energy Future Holdings Corp.,
  10.88%, 11/1/17, Callable
  11/1/12 @ 105 (b)                    175,000         173,250
                                                   -----------
                                                       483,651
                                                   -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 0.3%
Freescale Semiconductor,
  Inc., 10.13%, 12/15/16,
  Callable 12/15/11 @ 105               50,000          35,625
                                                   -----------
                                                        35,625
                                                   -----------
ENERGY - 3.8%
Aventine Renewable Energy,
  Inc., 10.00%, 4/1/17,
  Callable 4/1/12 @ 105                 50,000          41,750
Copano Energy LLC, 8.13%,
  3/1/16, Callable 3/1/11 @
  104                                   80,000          81,000
Massey Energy Co., 6.88%,
  12/15/13, Callable 12/15/09
  @ 103                                100,000          95,250
Mirant North America LLC,
  7.38%, 12/31/13, Callable
  12/31/09 @ 104                        50,000          50,000
NRG Energy, Inc., 7.38%,
  2/1/16, Callable 2/1/11 @
  104                                   50,000          48,312
Reliant Energy, Inc., 7.63%,
  6/15/14                               50,000          48,750
Verasun Energy Corp., 9.88%,
  12/15/12, Callable 12/15/09
  @ 105                                 50,000          49,000
Williams Cos., Inc., 6.38%,
  10/1/10 (b)                          100,000         102,750
                                                   -----------
                                                       516,812
                                                   -----------
FINANCE - 6.1%
Basell AF SCA, 8.38%,
  8/15/15, Callable 8/15/10 @
  104 (b)                               75,000          56,625
CCM Merger, Inc., 8.00%,
  8/1/13, Callable 8/1/09 @
  104 (b)                              100,000          89,500
Ford Motor Credit Co., 7.38%,
  10/28/09                             250,000         240,753
Ford Motor Credit Co., 7.38%,
  2/1/11                                50,000          45,666
General Motors Acceptance
  Corp., 6.88%, 8/28/12                300,000         254,715
MSX International, 12.50%,
  4/1/12, Callable 4/1/09 @
  110 (b)                               25,000          21,000
Nalco Finance Holdings, Inc.,
  8.34%, 2/1/14, Callable
  2/1/09 @ 105 (d)                      75,000          67,500
Nuveen Investments, Inc.,
  10.50%, 11/15/15, Callable
  11/15/11 @ 105 (b)                    50,000          48,500
                                                   -----------
                                                       824,259
                                                   -----------
INTERNET RELATED - 0.3%
Atlantic Broadband Finance
  LLC, 9.38%, 1/15/14,
  Callable 1/15/09 @105                 50,000          45,000
                                                   -----------
                                                        45,000
                                                   -----------
LEISURE - 0.9%
AMC Entertainment, Inc.,
  11.00%, 2/1/16, Callable
  2/1/11@ 106                          100,000          99,000
True Temper Sports, Inc.,
  8.38%, 9/15/11, Callable
  3/15/08 @ 104                         50,000          27,250
                                                   -----------
                                                       126,250
                                                   -----------
MACHINERY - 0.9%
Case New Holland, Inc.,
  7.13%, 3/1/14, Callable
  3/1/10 @ 104                          50,000          49,875
Sensata Technologies, 8.00%,
  5/1/14, Callable 5/1/10 @
  104                                   50,000          45,000
Terex Corp., 8.00%, 11/15/17,
  Callable 11/15/12 @ 104               25,000          24,563
                                                   -----------
                                                       119,438
                                                   -----------
MANUFACTURING - 1.2%
AGY Holding Corp., 11.00%,
  11/15/14, Callable 11/15/10
  @ 106 (b)                             50,000          47,000
American Railcar Industries,
  7.50%, 3/1/14, Callable
  3/1/11 @ 104                          25,000          22,500
Coleman Cable, Inc., 9.88%,
  10/1/12, Callable 10/1/08 @
  105                                   50,000          45,063
Libbey Glass, Inc., 11.91%,
  6/1/11, Callable 6/1/08 @
  108 (a)                               25,000          25,250
Maax Corp., 9.75%, 6/15/12,
  Callable 6/15/08 @ 105                50,000          13,250
Tembec Industries, Inc.,
  7.75%, 3/15/12 (b)                    25,000           9,250
                                                   -----------
                                                       162,313
                                                   -----------
MEDICAL - 3.2%
Advanced Medical Optics,
  7.50%, 5/1/17, Callable
  5/1/12 @ 104                          50,000          42,250
Community Health Systems,
  Inc., 8.88%, 7/15/15,
  Callable 7/15/11 @ 104                50,000          50,312
HCA, Inc., 9.25%, 11/15/16,
  Callable 11/15/11 @ 105               25,000          26,219
MQ Associates, Inc., 12.25%,
  8/15/12, Callable 8/15/08 @ 109      100,000         102,500
MultiPlan, Inc., 10.38%,
  4/15/16, Callable 4/15/11 @
  105 (b)                              100,000          93,000
Omnicare, Inc., 6.75%,
  12/15/13, Callable 12/15/09
  @ 103                                100,000          91,500
ReAble Therapeutics Finance
  LLC, 10.88%, 11/15/14,
  Callable 11/15/11 @ 105 (b)           25,000          23,750
                                                   -----------
                                                       429,531
                                                   -----------
METAL PROCESSORS & FABRICATION - 0.9%
Ryerson, Inc., 12.00%,
  11/1/15, Callable 11/1/11 @
  106 (b)                               50,000          47,000
TriMas Corp., 9.88%, 6/15/12,
  Callable 4/3/08 @ 105                 77,000          70,070
                                                   -----------
                                                       117,070
                                                   -----------
METALS & MINING - 3.2%
AK Steel Corp., 7.75%,
  6/15/12, Callable 4/3/08 @
  104                                  100,000          99,500
Aleris International, Inc.,
  10.00%, 12/15/16, Callable
  12/15/11 @ 105                        25,000          17,563

Freeport-McMoran Copper &
  Gold, Inc., 8.25%, 4/1/15,
  Callable 4/1/11 @ 104                 50,000          52,437
Gibraltar Industries, Inc.,
  8.00%, 12/1/15, Callable
  12/1/10 @ 104                        150,000         126,000
International Coal Group,
  Inc., 10.25%, 7/15/14,
  Callable 7/15/10 @ 105                50,000          46,625
Noranda Aluminum Acquisition,
  8.74%, 5/15/15, Callable
  5/15/08 @ 102 (a)(b)                  50,000          38,000
Tube City IMS Corp., 9.75%,
  2/1/15, Callable 2/1/11 @
  105                                   50,000          45,000
                                                   -----------
                                                       425,125
                                                   -----------
OIL & GAS - 8.1%
Chaparral Energy, Inc.,
  8.50%, 12/1/15, Callable
  12/1/10 @ 104                        100,000          83,500
Chesapeake Energy Corp.,
  6.88%, 1/15/16, Callable
  1/15/09 @ 103                        100,000          99,000
Cimarex Energy Co., 7.13%,
  5/1/17, Callable 5/1/12 @
  104                                  100,000          97,750
Clayton Williams Energy,
  Inc., 7.75%, 8/1/13,
  Callable 8/1/09 @ 104                100,000          86,000
Colorado Interstate Gas Co.,
  6.80%, 11/15/15                      150,000         158,440
Compton Petroleum Finance
  Corp., 7.63%, 12/1/13,
  Callable 12/1/09 @ 104               100,000          92,500
Energy Partners Ltd., 9.75%,
  4/15/14, Callable 4/15/11 @
  105                                   50,000          43,000
Forest Oil Corp., 7.25%,
  6/15/19, Callable 6/15/12 @
  104 (b)                               50,000          50,000
Grant Prideco, Inc., Series
  B, 6.13%, 8/15/15, Callable
  8/15/10 @ 103                         25,000          25,563
Inergy LP/Inergy Finance,
  8.25%, 3/1/16, Callable
  3/1/11 @ 104                         100,000         102,000
Newfield Exploration Co.,
  6.63%, 9/1/14, Callable
  9/1/09 @ 103                         100,000          98,500
Opti Canada, Inc., 7.88%,
  12/15/14, Callable 12/15/10
  @ 104 (b)                             50,000          48,500
Swift Energy Co., 7.63%,
  7/15/11, Callable 7/15/08 @
  104                                   50,000          49,250
Tesoro Corp., 6.50%, 6/1/17,
  Callable 6/1/12 @ 103                 50,000          48,750
                                                   -----------
                                                     1,082,753
                                                   -----------
PAPER & RELATED PRODUCTS - 2.6%
Catalyst Paper Corp., Series
  D, 8.63%, 6/15/11, Callable
  2/25/08 @ 103                         50,000          42,250
Exopack Holding Corp.,
  11.25%, 2/1/14, Callable
  2/1/10 @ 106                          50,000          46,875
Georgia-Pacific Corp., 7.70%,
  6/15/15                              100,000          96,500
NewPage Corp., 10.00%,
  5/1/12, Callable 5/1/09 @
  106 (b)                               25,000          24,875
Norampac, Inc., 6.75%,
  6/1/13, Callable 6/1/08 @
  103                                  100,000          92,500
Verso Paper Holdings LLC,
  Series B, 9.13%, 8/1/14,
  Callable 8/1/10 @ 105                 50,000          48,500
                                                   -----------
                                                       351,500
                                                   -----------
PIPELINES - 3.2%
Atlas Pipeline Partners LP,
  8.13%, 12/15/15, Callable
  12/15/10 @ 104                        50,000          48,000
Dynegy Holdings, Inc., 8.38%,
  5/1/16                               150,000         145,875
El Paso Corp., 7.00%, 6/15/17          100,000         101,453
Mueller Water Products, Inc.,
  7.38%, 6/1/17, Callable
  6/1/12 @ 104                          50,000          42,500
Semgroup LP, 8.75%, 11/15/15,
  Callable 11/15/10 @ 104 (b)           50,000          46,750
Williams Partners LP, 7.25%,
  2/1/17                                50,000          51,750
                                                   -----------
                                                       436,328
                                                   -----------
PRINTING & PUBLISHING - 2.9%
Block Communications, Inc.,
  8.25%, 12/15/15, Callable
  12/15/10 @ 104 (b)                    50,000          48,500
Canwest Mediaworks LP, 9.25%,
  8/1/15, Callable 8/1/11 @
  105(b)                                50,000          47,250
Idearc, Inc., 8.00%,
  11/15/16, Callable 11/15/11
  @ 104                                 50,000          44,750
Medimedia USA, Inc., 11.38%,
  11/15/14, Callable 11/15/09
  @ 106 (b)                             50,000          51,500
Morris Publishing, 7.00%,
  8/1/13, Callable 8/1/08 @
  104                                  100,000          67,000
Sheridan Group, Inc., 10.25%,
  8/15/11, Callable 4/3/08 @
  105                                  100,000          97,000
Valassis Communications,
  Inc., 8.25%, 3/1/15,
  Callable 3/1/11 @ 104                 35,000          29,050
                                                   -----------
                                                       385,050
                                                   -----------
RENTAL - AUTO AND EQUIPMENT - 2.2%
Avis Budget Car Rental, Inc.,
  7.63%, 5/15/14, Callable
  5/15/10 @ 104                        100,000          92,000
H&E Equipment Services,
  8.38%, 7/15/16, Callable
  7/15/11 @ 104                         50,000          46,000
Hertz Corp., 8.88%, 1/1/14,
  Callable 1/1/10 @104                 100,000          96,500
RSC Equipment Rental, Inc.,
  9.50%, 12/1/14, Callable
  12/1/10 @ 105                         50,000          42,375
United Rentals, Inc., 6.50%,
  2/15/12, Callable 3/6/08 @
  103                                   25,000          23,000
                                                   -----------
                                                       299,875
                                                   -----------
RESTAURANTS - 2.1%
Buffets, Inc., 12.50%,
  11/1/14, Callable 11/1/10 @
  106 (c)                               50,000           3,250
Dave & Buster's, Inc.,
  11.25%, 3/15/14, Callable
  3/15/10 @ 106                         50,000          44,125
Landry's Restaurants, Inc.,
  9.50%, 12/15/14, Callable
  2/28/09 @ 101 (a)                    100,000          96,625
NPC International, Inc.,
  9.50%, 5/1/14, Callable
  5/1/10 @ 105                          50,000          43,000

Outback Steakhouse, Inc.,
  10.00%, 6/15/15, Callable
  6/15/11 @ 105 (b)                     75,000          47,250
Sbarro, Inc., 10.38%, 2/1/15,
  Callable 2/1/10 @ 108                 50,000          42,500
                                                   -----------
                                                       276,750
                                                   -----------
RETAIL - 1.4%
Claire's Stores, Inc., 9.63%,
  6/1/15, Callable 6/1/11 @
  105 (b)                               50,000          28,000
Linens 'N Things, Inc.,
  9.88%, 1/15/14, Callable
  1/15/09 @ 101 (a)                     50,000          21,875
Pep Boys, 7.50%, 12/15/14,
  Callable 12/15/09 @ 104               50,000          45,000
Stater Bros. Holdings, Inc.,
  7.75%, 4/15/15, Callable
  4/15/11 @ 104                         50,000          47,000
Suburban Propane Partners LP,
  6.88%, 12/15/13, Callable
  12/15/08 @ 103                        50,000          48,500
                                                   -----------
                                                       190,375
                                                   -----------
SEISMIC DATA COLLECTION - 0.4%
CIE Gener de Geophysique,
  7.50%, 5/15/15, Callable
  5/15/10 @ 104                         50,000          49,250
                                                   -----------
                                                        49,250
                                                   -----------
SPECIAL PURPOSE ENTITY - 4.3%
Altra Industrial Motion,
  Inc., 9.00%, 12/1/11,
  Callable 12/1/08 @ 105                50,000          48,750
Buffalo Thunder Development
  Authority, 9.38%, 12/15/14,
  Callable 12/15/10 @ 105 (b)           50,000          41,750
Cellu Tissue Holdings, Inc.,
  9.75%, 3/15/10, Callable
  4/3/08 @ 104                          50,000          46,750
Chukchansi Economic
  Development Authority,
  8.00%, 11/15/13, Callable
  11/15/09 @ 104 (b)                    25,000          23,500
Hawker Beechcraft Acquisition
  Co., 9.75%, 4/1/17,
  Callable 4/1/12 @ 105 (b)             25,000          23,813
Hawker Beechcraft Acquisition
  Co., 8.50%, 4/1/15,
  Callable 4/1/11 @ 104 (b)             50,000          49,625
Kar Holdings, Inc., 8.75%,
  5/1/14, Callable 5/1/10 @
  104                                   50,000          44,500
Local TV Finance LLC, 9.25%,
  6/15/15, Callable 6/15/11 @
  105 (b)                               50,000          43,750
MCBC Holdings, Inc., 11.52%,
  10/15/14, Callable 10/15/09
  @ 103 (a)(b)                          25,000          23,250
Petroplus Finance Ltd.,
  7.00%, 5/1/17, Callable
  5/1/12 @ 104(b)                       75,000          68,062
Rare Restaurant Group LL,
  9.25%, 5/15/14, Callable
  5/15/11 @ 105 (b)                     50,000          45,000
Regency Energy Partners LP,
  8.38%, 12/15/13, Callable
  12/15/10 @ 104.                       17,000          17,255
Southern Star Central Corp.,
  Inc., 6.75%, 3/1/16,
  Callable 3/1/11 @ 103                 50,000          48,000
UCI Holdco, Inc., 12.49%,
  12/15/13, Callable 3/6/08 @
  100 (a)                               56,422          51,626
                                                   -----------
                                                       575,631
                                                   -----------
TELECOMMUNICATIONS - 9.2%
Broadview Networks Holdings,
  Inc., 11.38%, 9/1/12,
  Callable 9/1/09 @ 106                 25,000          24,750
Centennial Communications
  Corp., 10.00%, 1/1/13,
  Callable 1/1/09 @ 108                100,000         100,250
Cincinnati Bell, Inc., 8.38%,
  1/15/14, Callable 1/15/09 @
  104                                   85,000          81,175
Cricket Communications,
  9.38%, 11/1/14, Callable
  11/1/10 @ 105                         50,000          45,500
iPCS, Inc., 8.16%, 5/1/14,
  Callable 5/1/08 @ 102 (a)            100,000          86,500
Level 3 Financing, Inc.,
  9.25%, 11/1/14, Callable
  11/1/10 @ 105                         50,000          43,000
MetroPCS Wireless, Inc.,
  9.25%, 11/1/14, Callable
  11/1/10 @ 105                        100,000          92,000
Nordic Telephone Co.,
  Holdings, 8.88%, 5/1/16,
  Callable 5/1/11 @ 104 (b)             50,000          50,750
NTL Cable plc, 9.13%,
  8/15/16, Callable 8/15/11 @
  105                                  125,000         113,125
PAETEC Holding Corp., 9.50%,
  7/15/15, Callable 7/15/11 @
  105 (b)                               50,000          46,625
Panamsat Corp., 9.00%,
  6/15/16, Callable 6/15/11 @
  105                                   50,000          49,625
Qwest Corp., 5.63%, 11/15/08           150,000         149,250
Radio One, Inc., 6.38%,
  2/15/13, Callable 2/15/09 @
  103                                   50,000          39,312
Suncom Wireless Holdings,
  Inc., 8.50%, 6/1/13,
  Callable 6/1/08 @ 104                150,000         154,500
West Corp., 11.00%, 10/15/16,
  Callable 10/15/11 @ 106               25,000          22,750
Wind Acquisition Financial
  SA, 10.75%, 12/1/15,
  Callable 12/1/10 @ 105 (b)           100,000         106,000
Windstream Corp., 8.63%,
  8/1/16, Callable 8/1/11 @
  104                                   25,000          25,875
                                                   -----------
                                                     1,230,987
                                                   -----------
TOBACCO - 0.2%
Alliance One International,
  Inc., 8.50%, 5/15/12                  25,000          23,250
                                                   -----------
                                                        23,250
                                                   -----------
TRANSPORTATION - 1.1%
Bristow Group, Inc., 7.50%,
  9/15/17, Callable 9/15/12 @
  104 (b)                               50,000          50,500
Greenbrier Cos., Inc., 8.38%,
  5/15/15, Callable 5/15/10 @
  104                                   50,000          45,375
Navios Maritime Holdings,
  Inc., 9.50%, 12/15/14,
  Callable 12/15/10 @ 105               30,000          28,800

Saint Acquisition Corp.,
  12.62%, 5/15/15, Callable
  5/15/09 @ 102 (a)(b)                  50,000          19,000
                                                   -----------
                                                       143,675
                                                   -----------
WASTE DISPOSAL - 1.1%
Allied Waste North America,
  Inc., 7.38%, 4/15/14,
  Callable 4/15/09 @ 104               100,000          96,750
Waste Services, Inc., 9.50%,
  4/15/14, Callable 4/15/09 @
  105                                   50,000          46,500
                                                   -----------
                                                       143,250
                                                   -----------

TOTAL CORPORATE OBLIGATIONS
(COST $13,965,538)                                  12,896,701
                                                   -----------
INVESTMENT COMPANY - 2.3%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class, 3.50% (d)   309,937         309,937
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $309,937)                                        309,937
                                                   -----------
TOTAL INVESTMENTS (COST $14,275,475) -- 98.3%       13,206,638
                                                   ===========

----------
         Percentages indicated are based on net assets of $13,439,444.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)      Non-Income Producing; Defaulted Bond.
(d) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
LLC      Limited Liability Co.
LP       Limited Partnership
PLC      Public Limited Co.


See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                       SHARES OR
                                       PRINCIPAL
                                       AMOUNT ($)   VALUE ($)
                                       ----------  -----------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 32.4%
Federal Home Loan Mortgage Corp. - 6.2%
  Pool #1B2655, 6.18%, 12/1/34 (a)        131,484      132,637
  Pool #1J1313, 6.40%, 6/1/36 (a)         255,758      262,578
  Pool #847557, 6.28%, 7/1/34 (a)         141,482      144,232
  Pool #G02981, 6.00%, 6/1/37             185,134      189,842
  Pool #G12317, 5.50%, 8/1/21             179,640      183,873
                                                   -----------
                                                       913,162
                                                   -----------
Federal National Mortgage Association - 20.7%
  Pool #781922, 5.00%, 2/1/21             366,420      371,464
  Pool #922090, 5.91%, 3/1/37 (a)         314,476      323,333
  TBA February
    6.50%, 2/1/36                         850,000      882,140
    5.50%, 2/15/37                        700,000      709,188
    6.00%, 2/15/37                        750,000      769,454
                                                   -----------
                                                     3,055,579
                                                   -----------
Government National Mortgage Association - 1.0%
  6.00%, 2/15/37                          150,000      154,875
                                                   -----------
                                                       154,875
                                                   -----------
U.S. Treasury Notes - 4.5%
  3.38%, 11/30/12                         200,000      205,000
  3.63%, 12/31/12                          45,000       46,677
  4.75%, 8/15/17                          140,000      152,403
  4.25%, 11/15/17                         255,000      267,790
                                                   -----------
                                                       671,870
                                                   -----------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(COST $4,736,370)                                    4,795,486
                                                   -----------
CORPORATE OBLIGATIONS - 31.5%
AUTO MANUFACTURERS - 0.5%
General Motors, 8.25%,
  7/15/23                              100,000          80,000
                                                   -----------
                                                        80,000
                                                   -----------
BANKING - 1.4%
Washington Mutual Bank NV,
  5.39%, 9/17/12 (a)                    75,000          63,219
Washington Mutual Bank NV,
  5.08%, 2/4/11 (a)                     50,000          45,517
American Express Centurion
  Bank, 5.95%, 6/12/17                 100,000         101,482
                                                   -----------
                                                       210,218
                                                   -----------
BUILDING & CONSTRUCTION PRODUCTS - 1.3%
Martin Marietta Materials,
  Inc., 5.13%, 4/30/10 (a)             100,000          99,005
Masco Corp., 5.43%, 3/12/10
  (a)                                  100,000          95,800
                                                   -----------
                                                       194,805
                                                   -----------
COMPUTERS - 1.1%
IBM Corp., 5.70%, 9/14/17              150,000         157,574
                                                   -----------
                                                       157,574
                                                   -----------
ELECTRIC - 5.5%
MidAmerican Energy Co.,
  5.95%, 7/15/17                       450,000         474,713
Puget Sound Energy, Inc.,
  6.97%, 6/1/67, Callable
  6/1/17 @ 100                         100,000          92,749
Progress Energy, Inc., 5.28%,
  11/14/08, Callable 2/14/08
  @ 100 (a)                            250,000         249,779
                                                   -----------
                                                       817,241
                                                   -----------
FINANCE - 3.1%
Ford Motor Credit Co., LLC,
  9.75%, 9/15/10                       300,000         289,765
Ford Motor Credit Co., LLC,
  7.25%, 10/25/11                       25,000          22,196
XTRA Finance Corp., 5.15%,
  4/1/17                               150,000         153,453
                                                   -----------
                                                       465,414
                                                   -----------
HOSPITALS - 0.6%
HCA, Inc., 5.75%, 3/15/14              100,000          84,500
                                                   -----------
                                                        84,500
                                                   -----------
MEDIA - 3.7%
Time Warner Cable, Inc.,
  5.85%, 5/1/17                        150,000         150,133
Time Warner Entertainment,
  8.88%, 10/1/12                       350,000         397,021
                                                   -----------
                                                       547,154
                                                   -----------
MEDICAL - 1.1%
AstraZeneca plc, 5.90%,
  9/15/17                              150,000         158,831
                                                   -----------
                                                       158,831
                                                   -----------
OFFICE EQUIPMENT & SERVICES - 0.7%
Xerox Corp., 5.72%, 12/18/09
  (a)                                  100,000          97,860
                                                   -----------
                                                        97,860
                                                   -----------
RETAIL - 3.6%
Federated Retail Holdings,
  Inc., 5.90%, 12/1/16                 150,000         139,818
Home Depot, Inc., 5.25%,
  12/16/13                             400,000         390,933
                                                   -----------
                                                       530,751
                                                   -----------
TELECOMMUNICATIONS - 1.9%
Verizon Pennsylvania, Inc.,
  5.65%, 11/15/11                      275,000         285,302
                                                   -----------
                                                       285,302
                                                   -----------
TRANSPORTATION - 7.0%
American Airlines, Inc.,
  6.98%, 4/1/11                         77,970          77,190
American Airlines, Inc.,
  7.86%, 10/1/11                       200,000         206,000
Burlington Northern Santa Fe
  Railway Co., 4.83%, 1/15/23          230,919         226,099
Union Pacific Corp., 5.75%,
  11/15/17                             150,000         151,212
Union Pacific Railroad,
  5.08%, 1/2/29                        298,680         286,010

Continental Airlines, Inc.,
  5.98%, 4/19/22                       100,000          91,347
                                                   -----------
                                                     1,037,858
                                                   -----------

TOTAL CORPORATE OBLIGATIONS
(COST $4,663,877)                                    4,667,508
                                                   -----------
ASSET BACKED SECURITIES - 6.9%
Americredit Automobile
  Receivables Trust, Series
  2005-CF, Class A3, 4.47%,
  5/6/10 (b)                            77,313          77,507
Asset Backed Funding
  Certificates, Series
  2003-AHL1, Class A1, 3.68%,
  3/25/33                              210,318         210,789
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 5.79%,
  8/13/47 (a)(c)                       145,000          21,750
Citigroup Mortgage Loan
  Trust, Inc., Series
  2005-WF2, Class AF2, 4.92%,
  8/25/35                                  607             606
Countrywide Asset-Backed
  Certificates, Series
  2006-S4, Class A3, 5.80%,
  7/25/34                              210,000         172,329
GE Business Loan Trust,
  Series 2006-2A, Class A,
  4.42%, 11/15/34 (a)(b)(c)            247,200         234,331
GMAC Mortgage Corp., Loan
  Trust, Series 2006-HE3,
  Class A3, 5.81%, 10/25/36            170,000         122,078
Preferred Term Securities
  XXII Ltd., 5.33%, 9/22/36,
  Callable 6/22/11 @ 100
  (a)(b)(c)                            198,644         189,804
                                                   -----------

TOTAL ASSET BACKED SECURITIES
(COST $1,250,837)                                    1,029,194
                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.78%, 5/25/35
  (a)                                  200,000         202,339
Deutsche Mortgage Securities,
  Inc., Series 2006-WF1,
  Class 1A1, 5.08%, 6/26/35
  (a)(c)                               166,771         166,692
Freddie Mac, Series 2988,
  Class AF, 4.54%, 6/15/35 (a)(b)      164,630         161,974
Freddie Mac, Series 3212,
  Class BK, 5.40%, 9/15/36             150,000         151,082
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR,
  Class 2A3, 5.52%, 3/25/36
  (a)                                  261,638         248,411
Residential Accredit Loans,
  Inc., Series 2007-QS1,
  Class 2A8, 3.68%, 1/25/37
  (a)(b)(c)                            349,164         341,627
Residential Accredit Loans,
  Inc., Series 2007-QS2,
  Class A4, 6.25%, 1/25/37             164,312         165,410
Residential Asset
  Securitization Trust,
  Series 2003-A15, Class 1A2,
  3.83%, 2/25/34 (a)(b)                247,503         243,255
                                                   -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,698,202)                                    1,680,790
                                                   -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.7%
Banc of America Commercial
  Mortgage, Inc., Series
  2006-4, Class A4, 5.63%,
  7/10/46                              230,000         230,773
Bear Stearns Commercial
  Mortgage Securities, Inc.,
  Series 2006-T24, Class A4,
  5.43%, 10/12/41                      200,000         199,375
Bear Stearns Commercial
  Mortgage Securities, Inc.,
  Series 2007-T28, Class AJ,
  6.18%, 9/11/42 (a)                    80,000          73,613
Citigroup Commercial Mortgage
  Trust, Series 2006-C4,
  Class A3, 5.91%, 3/15/49 (a)         240,000         243,817
Citigroup/Deutsche Bank
  Commercial Mortgage Trust,
  Series 2007-CD4, Class A2B,
  5.21%, 12/11/49                      200,000         198,453
Commercial Mortgage Pass -
  Through Certificate, Series
  2005-FL11, Class A1, 4.39%,
  11/15/17 (a)(b)(c)                     9,819           9,547
Commercial Mortgage Pass -
  Through Certificate, Series
  2006-FL12, Class A2, 4.34%,
  12/15/20 (a)(b)(c)                   250,526         244,217
Commercial Mortgage Pass -
  Through Certificate, Series
  2005-LP5, Class AJ, 5.05%,
  5/10/43                              200,000         176,237
CWCapital Cobalt, Series
  2007-C3, Class AJ, 6.02%,
  5/15/46 (a)                          160,000         145,777
GS Mortgage Securities Corp.
  II, Series 2006-GG8, Class
  AJ, 5.62%, 11/10/39                  180,000         163,090
GS Mortgage Securities Corp.
  II, Series 2007-GG10, Class
  AJ, 5.99%, 8/10/45 (a)               210,000         191,627
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Series 2007-CB20, Class AJ,
  6.30%, 2/12/51 (a)                   190,000         176,715
LB-UBS Commercial Mortgage
  Trust, Series 2007-C6,
  Class AM, 6.11%, 7/15/40 (a)         180,000         175,246
Morgan Stanley Capital I,
  Series 2006-HQ10, Class A4,
  5.33%, 11/12/41                      180,000         176,674
Morgan Stanley Capital I,
  Series 2007-IQ14, Class A2,
  5.61%, 4/15/49                       220,000         220,716

Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.42%, 11/23/43 (a)(c)               146,749         140,152
                                                   -----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $2,860,954)                                    2,766,029
                                                   -----------
FOREIGN BONDS - 5.1%
ICELAND - 1.4%
Kaupthing Bank, 4.96%,
  1/15/10 (a)(c)                       225,000         207,798
                                                   -----------
                                                       207,798
                                                   -----------
NETHERLANDS - 1.1%
Shell International Finance
  BV, 5.20%, 3/22/17                   150,000         156,799
                                                   -----------
                                                       156,799
                                                   -----------
SOUTH KOREA - 1.7%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @
  100 (a)                              250,000         250,978
                                                   -----------
                                                       250,978
                                                   -----------
UNITED KINGDOM - 0.9%
Barclays Bank plc, 5.93%,
  12/31/49 (c)                         150,000         139,617
                                                   -----------
                                                       139,617
                                                   -----------

TOTAL FOREIGN BONDS
(COST $773,383)                                        755,192
                                                   -----------
INVESTMENT COMPANY - 9.2%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class,
  3.50% (d)                          1,364,259       1,364,259
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $1,364,259)                                    1,364,259
                                                   -----------
TOTAL INVESTMENTS (COST $17,347,882) -- 115.2%      17,058,458
                                                   ===========

------------------------
         Percentages indicated are based on net assets of $14,807,896.
(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)      Security held as collateral for to be announced securities.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
LLC      Limited Liability Co.
PLC      Public Limited Co.
TBA      Security was traded on a "to be announced" basis.
         Represents 15.94% of net assets.


See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                          SHARES      VALUE($)
                                          ------   -----------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 6.9%
General Dynamics Corp.                    28,200     2,381,772
Raytheon Co.                              10,400       677,456
The Boeing Co.                            10,350       860,913
United Technologies Corp.                 20,750     1,523,257
                                                   -----------
                                                     5,443,398
                                                   -----------
BIOTECHNOLOGY - 4.0%
Gilead Sciences, Inc. (a)                 68,900     3,148,041
                                                   -----------
                                                     3,148,041
                                                   -----------
BUSINESS SERVICES - 1.1%
Fluor Corp.                                7,100       863,857
                                                   -----------
                                                       863,857
                                                   -----------
CASINOS & GAMBLING - 1.1%
International Game Technology             19,600       836,332
                                                   -----------
                                                       836,332
                                                   -----------
CHEMICALS - 4.5%
Monsanto Co.                              31,700     3,564,348
                                                   -----------
                                                     3,564,348
                                                   -----------
COMPUTER SOFTWARE - 4.8%
Adobe Systems, Inc. (a)                   73,000     2,549,890
Electronic Arts, Inc. (a)                 26,350     1,248,200
                                                   -----------
                                                     3,798,090
                                                   -----------
COMPUTERS - 10.3%
Apple, Inc. (a)                           21,100     2,856,096
Hewlett-Packard Co.                       61,200     2,677,500
Research In Motion Ltd. (a)               28,350     2,661,498
                                                   -----------
                                                     8,195,094
                                                   -----------
CONSUMER PRODUCTS - 5.9%
Colgate-Palmolive Co.                     46,300     3,565,100
PepsiCo, Inc.                             15,850     1,080,811
                                                   -----------
                                                     4,645,911
                                                   -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 3.0%
Joy Global, Inc.                          19,750     1,245,238
Thermo Fisher Scientific,
  Inc. (a)                                22,800     1,173,972
                                                   -----------
                                                     2,419,210
                                                   -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.2%
Emerson Electric Co.                      29,950     1,522,658
Microchip Technology, Inc.                31,400     1,001,974
                                                   -----------
                                                     2,524,632
                                                   -----------
FARM MACHINERY & EQUIPMENT - 4.6%
Deere & Co.                               42,000     3,685,920
                                                   -----------
                                                     3,685,920
                                                   -----------
FINANCIAL SERVICES - 6.2%
CME Group, Inc.                            5,175     3,202,807
Goldman Sachs Group, Inc.                  8,600     1,726,622
                                                   -----------
                                                     4,929,429
                                                   -----------
FOOD & BEVERAGE - 7.1%
McDonald's Corp.                          14,900       797,895
The Coca-Cola Co.                         53,200     3,147,844
Wm. Wrigley Jr. Co.                        7,350       422,110
Yum! Brands, Inc.                         36,300     1,240,008
                                                   -----------
                                                     5,607,857
                                                   -----------
HEALTH CARE - 2.6%
Baxter International, Inc.                21,900     1,330,206
DENTSPLY International, Inc.              18,200       751,842
                                                   -----------
                                                     2,082,048
                                                   -----------
HOTELS & LODGING - 1.9%
Las Vegas Sands Corp. (a)                 17,350     1,521,075
                                                   -----------
                                                     1,521,075
                                                   -----------
INDUSTRIAL MANUFACTURING - 0.7%
The Manitowoc Co., Inc.                   15,050       573,706
                                                   -----------
                                                       573,706
                                                   -----------
INSURANCE - 2.8%
AFLAC, Inc.                               35,600     2,183,348
                                                   -----------
                                                     2,183,348
                                                   -----------
INTERNET RELATED - 3.9%
Google, Inc., Class A (a)                  5,500     3,103,650
                                                   -----------
                                                     3,103,650
                                                   -----------
OIL & GAS - 5.4%
National-Oilwell Varco, Inc.
  (a)                                      6,000       361,380
Schlumberger Ltd.                         22,600     1,705,396
Smith International, Inc.                 40,750     2,209,058
                                                   -----------
                                                     4,275,834
                                                   -----------
PHARMACEUTICALS - 8.4%
Abbott Laboratories                       54,700     3,079,610
Alcon, Inc. ADR                            6,950       986,900
Allergan, Inc.                            15,850     1,064,961
Genentech, Inc. (a)                       21,929     1,539,197
                                                   -----------
                                                     6,670,668
                                                   -----------
RETAIL - 2.3%
Kohl's Corp. (a)                          19,400       885,416
Target Corp.                              16,900       939,302
                                                   -----------
                                                     1,824,718
                                                   -----------
TELECOMMUNICATIONS - 7.9%
Cisco Systems, Inc. (a)                  111,700     2,736,650
Nokia Corp. ADR                           71,000     2,623,450
QUALCOMM, Inc.                            20,650       875,973
                                                   -----------
                                                     6,236,073
                                                   -----------

TOTAL COMMON STOCKS
(COST $67,098,175)                                  78,133,239
                                                   -----------
INVESTMENT COMPANY - 3.0%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class,
  3.50%, (b)                         2,371,188       2,371,188
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $2,371,188)                                    2,371,188
                                                   -----------
TOTAL INVESTMENTS (COST $69,469,363) -- 101.6%      80,504,427
                                                   ===========

-------------------------
         Percentages indicated are based on net assets at of $79,202,999.
(a)      Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR      American Depositary Receipt


See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                          SHARES      VALUE($)
COMMON STOCKS - 98.9%
AUSTRALIA - 2.1%
Macquarie Airports                       579,924     2,043,837
National Australia Bank Ltd.             112,465     3,549,836
Zinifex Ltd.                             235,900     2,232,716
                                                   -----------
                                                     7,826,389
                                                   -----------
AUSTRIA - 0.9%
Voestalpine AG                            51,400     3,169,177
                                                   -----------
BELGIUM - 1.1%
Fortis                                   176,832     3,954,667
                                                   -----------
BRAZIL - 2.0%
Banco Do Brasil SA                        60,000       998,294
Gerdau SA ADR                             39,150     1,015,942
Petroleo Brasileiro SA ADR                20,700     1,931,517
Unibanco ADR                               8,100     1,059,480
Usinas Siderurgicas de Minas
  Gerais SA                               45,300     2,125,853
                                                   -----------
                                                     7,131,086
                                                   -----------
CANADA - 3.2%
Canadian Imperial Bank of
  Commerce                                21,000     1,532,427
Gerdau Ameristeel Corp.                  161,000     1,996,862
HudBay Minerals, Inc.                     40,600       747,043
Inmet Mining Corp.                        11,300       830,558
Petro-Canada                              44,600     2,027,394
Royal Bank of Canada                      45,400     2,290,805
Teck Cominco Ltd., B Shares               64,600     2,109,571
                                                   -----------
                                                    11,534,660
                                                   -----------
CHINA - 0.4%
China Petroleum & Chemical
  Corp.                                  592,000       621,364
China Telecom Corp., Ltd.              1,264,000       884,540
                                                   -----------
                                                     1,505,904
                                                   -----------
FINLAND - 2.2%
Nokia Oyj                                129,400     4,764,184
Stora Enso Oyj, R Shares                 236,600     3,289,171
                                                   -----------
                                                     8,053,355
                                                   -----------
FRANCE - 11.7%
Air France-KLM                            28,700       800,563
BNP Paribas SA                            64,580     6,405,115
Compagnie Generale des
  Establissements Michelin, B
  Shares                                  39,700     3,830,837
Credit Agricole SA                       142,779     4,393,200
France Telecom SA                        107,200     3,780,214
Lagardere S.C.A.                          34,800     2,556,394
Renault SA                                51,500     5,877,251
Sanofi-Aventis                            68,900     5,617,912
Societe Generale                          35,385     4,444,207
Total SA                                  72,900     5,304,843
                                                   -----------
                                                    43,010,536
                                                   -----------
GERMANY - 12.5%
Allianz SE                                39,800     7,136,653
BASF AG                                   63,600     8,314,513
Deutsche Bank AG                          43,200     4,883,801
Deutsche Lufthansa AG                    162,600     3,905,118
Deutsche Telekom AG                      220,300     4,518,538
E.ON AG                                   38,500     7,125,805
Muenchener Rueckversicherungs-
  Gesellschaft AG                         27,700     5,002,112
RWE AG                                    41,300     5,096,817
                                                   -----------
                                                    45,983,357
                                                   -----------
HONG KONG - 0.4%
China Netcom Group Corp.,
  Ltd.                                   462,000     1,419,510
                                                   -----------
INDIA - 0.5%
State Bank of India GDR                   17,600     1,980,000
                                                   -----------
ITALY - 3.5%
Buzzi Unicem SpA                          85,600     2,025,236
ENI SpA                                  189,900     6,139,123
Fondiaria-SAI SpA                         60,800     2,505,367
Fondiaria-SAI SpA-RNC                     18,700       525,886
Italcementi SpA                           83,800     1,669,100
                                                   -----------
                                                    12,864,712
                                                   -----------
JAPAN - 23.3%
Alps Electric Co., Ltd.                   55,000       632,357
Canon, Inc.                               32,250     1,367,369
EDION Corp.                               67,800       767,135
FUJITSU Ltd.                             573,000     3,744,690
Hitachi Ltd.                             170,000     1,271,043
Honda Motor Co., Ltd.                     99,000     3,061,881
Isuzu Motors Ltd.                        570,000     2,443,416
JFE Holdings, Inc.                       101,600     4,740,281
Kyushu Electric Power Co.,
  Inc.                                   101,300     2,562,466
Mitsubishi Chemical Holdings
  Corp.                                  303,000     2,206,099
Mitsubishi Corp.                         129,000     3,418,879
Mitsubishi UFJ Financial
  Group, Inc.                            645,000     6,393,796
Mitsui & Co., Ltd.                       209,000     4,258,315
Mitsui Chemicals, Inc.                   417,000     2,790,936
Mitsui O.S.K. Lines Ltd.                 327,000     4,014,847
NAMCO BANDAI  Holdings, Inc.             123,800     1,738,560
Nippon Mining Holdings, Inc.             360,000     2,133,959
Nippon Steel Corp.                       329,000     2,000,263
Nippon Telegraph & Telephone
  Corp.                                      881     4,193,372
Nippon Yusen Kabushiki Kaisha            152,000     1,244,974
Nissan Motor Co., Ltd.                   534,700     4,994,769
ORIX Corp.                                21,300     3,678,755
Sharp Corp.                              261,000     4,546,885
Sony Corp.                                12,510       591,067
Sumitomo Mitsui Financial
  Group, Inc.                                731     5,867,588
The Tokyo Electric Power Co.,
  Inc.                                   165,200     4,285,246
Toshiba Corp.                            543,000     3,711,238
Toyota Motor Corp.                        56,700     3,070,231
                                                   -----------
                                                    85,730,417
                                                   -----------
LUXEMBOURG - 1.5%
ArcelorMittal                             85,252     5,656,799
                                                   -----------
NETHERLANDS - 3.6%
Corporate Express NV                     107,400       623,112
ING Groep NV                             216,068     7,038,981
Koninklijke Ahold NV (a)                 266,720     3,494,837

Wolters Kluwer NV                         70,200     2,011,983
                                                   -----------
                                                    13,168,913
                                                   -----------
NORWAY - 1.0%
StatoilHydro ASA                         132,400     3,487,826
                                                   -----------
SINGAPORE - 0.3%
Neptune Orient Lines Ltd.                427,000       991,530
                                                   -----------
SOUTH AFRICA - 0.5%
Sanlam Ltd.                              554,040     1,463,060
Standard Bank Group Ltd.                  34,900       427,730
                                                   -----------
                                                     1,890,790
                                                   -----------
SOUTH KOREA - 1.7%
Honam Petrochemical Corp. (a)              8,100       765,621
Hynix Semiconductor, Inc. (a)             24,700       691,776
Hyundai Motors Co., Ltd.,
  Second Preferred                        15,950       536,207
Industrial Bank of Korea GDR
  (a)                                     88,300     1,589,400
Kookmin Bank ADR (a)                      14,600       970,900
POSCO ADR                                 11,400     1,545,384
                                                   -----------
                                                     6,099,288
                                                   -----------
SPAIN - 1.0%
Repsol YPF SA                            118,600     3,792,564
                                                   -----------
SWEDEN - 1.4%
Electrolux AB, B Shares                  118,500     1,864,612
Svenska Cellusoa AB (SCA), B
  Shares                                 134,400     2,160,778
Volvo AB, B Shares                        86,500     1,171,281
                                                   -----------
                                                     5,196,671
                                                   -----------
SWITZERLAND - 1.6%
Credit Suisse Group                       81,100     4,618,910
Novartis AG                               24,830     1,258,319
                                                   -----------
                                                     5,877,229
                                                   -----------
TAIWAN - 1.0%
China Steel Corp. GDR                     38,878     1,098,303
Gigabyte Technology Co., Ltd.             11,112         6,063
Siliconware Precision
  Industries Co.                         707,691     1,105,795
Taiwan Semiconductor
  Manufacturing Co., Ltd.                508,398       952,899
United Microelectronics Corp.          1,094,551       590,646
                                                   -----------
                                                     3,753,706
                                                   -----------
THAILAND - 0.3%
PTT Public Co., Ltd.                     121,400     1,217,132
                                                   -----------
UNITED KINGDOM - 21.2%
Associated British Foods plc             199,300     3,456,155
AstraZeneca plc                           44,900     1,885,430
Aviva plc                                352,191     4,417,862
BAE Systems plc                          485,500     4,522,213
Barclays plc                             457,700     4,320,008
BP plc                                   125,000     1,332,090
British American Tobacco plc             111,100     3,979,413
British Energy Group plc                 277,000     2,880,246
GlaxoSmithKline plc                      259,600     6,151,902
HBOS plc                                 373,041     5,197,350
Home Retail Group plc                    358,100     2,029,408
ITV plc                                  879,270     1,268,025
Kazakhmys plc                            143,300     3,493,100
Punch Taverns plc                         91,000     1,274,319
Royal & Sun Alliance
  Insurance Group plc                    776,127     2,105,053
Royal Bank of Scotland Group
  plc                                    635,724     4,900,518
Royal Dutch Shell plc, B
  Shares                                  45,973     1,597,413
Royal Dutch Shell plc, A
  Shares                                 232,387     8,310,491
Taylor Wimpey plc                        468,220     1,692,746
Vodafone Group plc                     2,624,658     9,180,636
Xstrata plc                               51,700     3,980,059
                                                   -----------
                                                    77,974,437
                                                   -----------

TOTAL COMMON STOCKS
(COST $325,721,680)                                363,270,655
                                                   -----------
INVESTMENT COMPANY - 0.4%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class,
  3.50%, (b)                         1,597,008       1,597,008
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $1,597,008)                                    1,597,008
                                                   -----------
TOTAL INVESTMENTS (COST $327,318,688) -- 99.3%     364,867,663
                                                   ===========

----------

         Percentages indicated are based on net assets of $367,327,183.
(a)      Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR      American Depositary Receipt
GDR      Global Depositary Receipt
PLC      Public Limited Co.



See notes to schedules of portfolio investments.

SCHEDULE PORTFOLIO INVESTMENTS - JANUARY 31, 2008

INDUSTRY                                          PERCENT OF NET ASSETS
--------                                          ---------------------

Aerospace & Defense                                        1.2%
Automotive                                                 8.5%
Banking & Financial Services                              20.2%
Broadcasting                                               0.3%
Building & Construction                                    2.1%
Cash & Cash Equivalents                                    0.4%
Chemicals                                                  3.8%
Computer Related                                           0.0%
Distribution/Wholesale                                     0.2%
Drugs - Medical                                            4.1%
Electrical                                                 7.6%
Electronic Components & Semiconductors                     3.3%
Food & Beverage                                            0.9%
Import/Export                                              1.2%
Insurance                                                  6.3%
Manufacturing                                              3.8%
Metals & Mining                                            8.5%
Oil & Gas                                                 10.3%
Paper & Related Products                                   0.9%
Publishing                                                 1.2%
Retail                                                     2.1%
Telecommunications                                         7.8%
Tobacco                                                    1.1%
Transportation Services                                    3.5%
                                                  ---------------------
Total Investments                                         99.3%
                                                  =====================

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                          SHARES     VALUE($)
                                          ------   -----------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 2.3%
Empresa Brasileira de
  Aeronautica S.A. (Embraer)
  ADR                                     57,100     2,478,140
Esterline Technologies Corp.
  (a)                                     38,900     1,812,351
                                                   -----------
                                                     4,290,491
                                                   -----------
BIOTECHNOLOGY - 1.8%
Invitrogen Corp. (a)                      39,600     3,392,532
                                                   -----------
                                                     3,392,532
                                                   -----------
COMPUTER SOFTWARE - 10.9%
ACI Worldwide, Inc. (a)                  158,100     2,355,690
BMC Software, Inc. (a)                   113,500     3,636,540
Brocade Communications
  Systems, Inc. (a)                      390,100     2,687,789
F5 Networks, Inc. (a)                    139,800     3,289,494
Nuance Communications, Inc.
  (a)                                    251,500     3,996,335
Red Hat, Inc. (a)                        136,400     2,547,952
Satyam Computer Services Ltd.
  ADR                                     70,900     1,726,415
                                                   -----------
                                                    20,240,215
                                                   -----------
CONSUMER PRODUCTS - 4.9%
Church & Dwight Co., Inc.                 74,700     3,975,534
Crown Holdings, Inc. (a)                  94,100     2,307,332
Jarden Corp. (a)                         112,800     2,824,512
                                                   -----------
                                                     9,107,378
                                                   -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.1%
Actuant Corp., Class A                   132,900     3,632,157
AMETEK, Inc.                              89,900     3,959,196
                                                   -----------
                                                     7,591,353
                                                   -----------
EDUCATION - 2.0%
Corinthian Colleges, Inc. (a)            117,829       995,655
DeVry, Inc.                               50,300     2,776,057
                                                   -----------
                                                     3,771,712
                                                   -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.9%
Atmel Corp. (a)                          332,200     1,049,752
ATMI, Inc. (a)                            61,000     1,604,300
Silicon Laboratories, Inc. (a)            72,400     2,261,776
Thomas & Betts Corp. (a)                  50,300     2,276,075
                                                   -----------
                                                     7,191,903
                                                   -----------
FINANCIAL SERVICES - 4.3%
Affiliated Managers Group,
  Inc. (a)                                36,600     3,598,146
MF Global Ltd. (a)                       147,100     4,420,355
                                                   -----------
                                                     8,018,501
                                                   -----------
HEALTH CARE - 12.4%
Gen-Probe, Inc. (a)                       67,800     3,874,770
Pediatrix Medical Group, Inc.
  (a)                                     51,100     3,479,399
ResMed, Inc. (a)                          75,400     3,512,132
Respironics, Inc. (a)                    115,800     7,586,058
Ventana Medical Systems, Inc.
  (a)                                     39,600     3,526,380
Volcano Corp. (a)                         97,500     1,067,625
                                                   -----------
                                                    23,046,364
                                                   -----------
INDUSTRIAL MANUFACTURING - 8.3%
Gardner Denver, Inc. (a)                  93,700     3,039,628
IDEX Corp.                               121,200     3,785,076
Manitowoc Co., Inc.                       90,300     3,442,236
Oshkosh Corp.                             43,400     1,985,984
WESCO International, Inc. (a)             74,700     3,155,328
                                                   -----------
                                                    15,408,252
                                                   -----------
MEDIA - 3.2%
DreamWorks Animation SKG,
  Inc. (a)                                89,900     2,198,055
Meredith Corp.                            82,300     3,867,277
                                                   -----------
                                                     6,065,332
                                                   -----------
OIL & GAS - 16.9%
Chesapeake Energy Corp.                   86,900     3,235,287
Consol Energy, Inc.                       64,000     4,672,000
Denbury Resources, Inc. (a)              169,200     4,280,760
Exterran Holdings, Inc. (a)               37,300     2,433,452
Grant Prideco, Inc. (a)                  102,100     5,082,538
Massey Energy Co.                        112,000     4,164,160
Range Resources Corp.                     70,900     3,702,398
Smith International, Inc.                 71,600     3,881,436
                                                   -----------
                                                    31,452,031
                                                   -----------
PHARMACEUTICALS - 13.3%
Alexion Pharmaceuticals, Inc.
  (a)                                     54,650     3,569,738
Elan Corp. plc ADR (a)                   397,800    10,108,098
OSI Pharmaceuticals, Inc. (a)            129,500     5,164,460
Pharmion Corp. (a)                        78,500     5,412,575
Santarus, Inc. (a)                       244,600       545,458
                                                   -----------
                                                    24,800,329
                                                   -----------
RETAIL - 5.6%
Dick's Sporting Goods, Inc.
  (a)                                     68,600     2,232,930
PetSmart, Inc.                           141,700     3,240,679
Rite Aid Corp. (a)                       501,300     1,483,848
Urban Outfitters, Inc. (a)               122,700     3,558,300
                                                   -----------
                                                    10,515,757
                                                   -----------
TELECOMMUNICATIONS - 3.8%
Comverse Technology, Inc. (a)             99,800     1,631,730
NeuStar, Inc. (a)                         83,800     2,489,698
Polycom, Inc. (a)                        120,400     3,040,100
                                                   -----------
                                                     7,161,528
                                                   -----------
TRANSPORTATION - 1.4%
Aircastle Ltd.                           110,500     2,716,090
                                                   -----------
                                                     2,716,090
                                                   -----------

TOTAL COMMON STOCKS
(COST $170,713,684)                                184,769,768
                                                   -----------
INVESTMENT COMPANY - 1.9%
Northern Institutional
  Government Select
  Portfolio, Shares class,
  3.30%, (b)                         3,496,789       3,496,789
                                                   -----------

TOTAL INVESTMENT COMPANY
(COST $3,496,789)                                    3,496,789
                                                   -----------
TOTAL INVESTMENTS (COST $174,210,473) -- 101.0%    188,266,557
                                                   ===========

----------
         Percentages indicated are based on net assets of $186,396,426.
(a)      Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR      American Depositary Receipt
PLC      Public Limited Co.


See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                          SHARES     VALUE($)
                                          ------    ----------
COMMON STOCKS - 93.9%
AEROSPACE & DEFENSE - 4.4%
Lockheed Martin Corp.                     12,500     1,349,000
Raytheon Co.                              28,300     1,843,462
                                                    ----------
                                                     3,192,462
                                                    ----------
BANKING - 4.1%
Bank of America Corp.                     29,100     1,290,585
Wells Fargo & Co.                         50,700     1,724,307
                                                    ----------
                                                     3,014,892
                                                    ----------
BUSINESS SERVICES - 3.6%
Pitney Bowes, Inc.                        71,600     2,627,720
                                                    ----------
                                                     2,627,720
                                                    ----------
COMPUTER SOFTWARE - 7.0%
CA, Inc.                                 135,600     2,987,268
Microsoft Corp.                           64,500     2,102,700
                                                    ----------
                                                     5,089,968
                                                    ----------
CONGLOMERATES - 3.4%
Loews Corp.                               52,600     2,455,894
                                                    ----------
                                                     2,455,894
                                                    ----------
CONSUMER PRODUCTS - 7.4%
Altria Group, Inc.                        30,800     2,335,256
Kimberly-Clark Corp.                      27,500     1,805,375
Kraft Foods, Inc.                         25,069       733,519
Tyson Foods, Inc., Class A                35,600       507,300
                                                    ----------
                                                     5,381,450
                                                    ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 2.8%
Illinois Tool Works, Inc.                 15,700       791,280
Ingersoll-Rand Co., Class A               32,400     1,280,448
                                                    ----------
                                                     2,071,728
                                                    ----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 0.8%
Agilent Technologies, Inc. (a)            17,464       592,204
                                                    ----------
                                                       592,204
                                                    ----------
FINANCIAL SERVICES - 8.1%
Citigroup, Inc.                           44,707     1,261,632
Fannie Mae                                56,000     1,896,160
Freddie Mac                               29,000       881,310
JP Morgan Chase & Co.                     39,950     1,899,622
                                                    ----------
                                                     5,938,724
                                                    ----------
INSURANCE - 11.5%
Aetna, Inc.                               16,700       889,442
Aon Corp.                                 36,800     1,601,536
Genworth Financial, Inc.,
  Class A                                 93,500     2,275,790
MGIC Investment Corp.                     18,400       340,400
Radian Group, Inc.                        32,100       293,394
The Hartford Financial
  Services Group, Inc.                    37,300     3,012,721
                                                    ----------
                                                     8,413,283
                                                    ----------
MEDIA - 9.7%
CBS Corp., Class B                        34,350       865,277
Clear Channel Communications,
  Inc.                                    22,700       697,117
Comcast Corp., Class A (a)                85,850     1,544,441
Liberty Media Corp.
  Interactive, Class A (a)                37,087       590,054
Viacom, Inc., Class B (a)                 87,000     3,372,120
                                                    ----------
                                                     7,069,009
                                                    ----------
METALS & MINING - 5.4%
Barrick Gold Corp.                        63,000     3,243,870
United States Steel Corp.                  7,300       745,403
                                                    ----------
                                                     3,989,273
                                                    ----------
OIL & GAS - 10.6%
Apache Corp.                              31,400     2,996,816
ConocoPhillips                             9,571       768,743
Hess Corp.                                13,600     1,235,288
Noble Energy, Inc.                        38,300     2,779,814
                                                    ----------
                                                     7,780,661
                                                    ----------
PAPER & RELATED PRODUCTS - 1.5%
International Paper Co.                   34,100     1,099,725
                                                    ----------
                                                     1,099,725
                                                    ----------
PHARMACEUTICALS - 4.4%
Amgen, Inc. (a)                           36,100     1,681,899
Sanofi-Aventis ADR                        38,500     1,574,265
                                                    ----------
                                                     3,256,164
                                                    ----------
TELECOMMUNICATIONS - 6.6%
AT&T, Inc.                                51,791     1,993,436
Motorola, Inc.                           202,400     2,333,672
Sprint Nextel Corp.                       45,600       480,168
                                                    ----------
                                                     4,807,276
                                                    ----------
TRANSPORTATION - 2.6%
Union Pacific Corp.                       15,300     1,912,959
                                                    ----------
                                                     1,912,959
                                                    ----------

TOTAL COMMON STOCKS
(COST $63,807,559)                                  68,693,392
                                                    ----------
INVESTMENT COMPANY - 6.2%
Northern Institutional
  Government Select
  Portfolio, Shares class, 3.30%,
  (b)                                4,490,616       4,490,616
                                                    ----------

TOTAL INVESTMENT COMPANY
(COST $4,490,617)                                    4,490,616
                                                    ----------
TOTAL INVESTMENTS (COST $68,298,176) -- 100.1%      73,184,008
                                                    ==========

----------
         Percentages indicated are based on net assets of $73,139,008.
(a)      Represents non-income producing security.
(b) The rate presented represents the annualized one day yield that was in effect on January 31, 2008.
ADR      American Depositary Receipt


See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         JANUARY 31, 2008

     1.   ORGANIZATION:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust contains the following funds, each a diversified series, of the HSBC Investor Family of Funds:

FUND                                                              SHORT NAME
----                                                              ----------
HSBC Investor Core Plus Fixed Income Fund                         Core Plus Fixed Income Fund
HSBC Investor High Yield Fixed Income Fund                        High Yield Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund             Intermediate Duration Fixed Income Fund
HSBC Investor Growth Fund                                         Growth Fund
HSBC Investor Opportunity Fund                                    Opportunity Fund
HSBC Investor Overseas Equity Fund                                Overseas Equity Fund
HSBC Investor Value Fund                                          Value Fund
(Individually a "Feeder Fund", collectively the "Feeder Funds")

HSBC Investor Aggressive Growth Strategy Fund                     Aggressive Growth Fund
HSBC Investor Growth Strategy Fund                                Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund                       Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund                   Conservative Growth Fund
(Individually a "Lifeline Fund", collectively the "Lifeline Funds")

HSBC Investor New York Tax-Free Bond Fund                         New York Tax-Free Bond Fund
HSBC Investor Growth and Income Fund                              Growth and Income Fund
HSBC Investor Mid-Cap Fund                                        Mid-Cap Fund
(Individually a "Variable Direct Fund", collectively the "Variable Direct Funds")

HSBC Investor California Tax-Free Money Market Fund               California Tax-Free Money Market Fund
HSBC Investor Money Market Fund                                   Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund                 N.Y. Tax-Free Money Market Fund
HSBC Investor Tax-Free Money Market Fund                          Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund                   U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund                     U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively the "Money Market Funds")

The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the "Funds."

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio", collectively the "Portfolios"):

PORTFOLIO                                                         SHORT NAME
---------                                                         ----------
HSBC Investor Core Plus Fixed Income Portfolio                    Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio                   High Yield Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed Income Portfolio        Intermediate Duration Fixed Income Portfolio
HSBC Investor Growth Portfolio                                    Growth Portfolio
HSBC Investor International Equity Portfolio                      International Equity Portfolio
HSBC Investor Opportunity Portfolio                               Opportunity Portfolio
HSBC Investor Value Portfolio                                     Value Portfolio

The Feeder Funds utilize the master feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their Respective Portfolios (as defined below):

                                                                                                  PROPORTIONATE
                                                                                                   INTEREST ON
FEEDER FUND                                    RESPECTIVE PORTFOLIO                              JANUARY 31, 2008
-----------                                    --------------------                              ----------------
Core Plus Fixed Income Fund                    Core Plus Fixed Income Portfolio                       14.9%
High Yield Fixed Income Fund                   High Yield Fixed Income Portfolio                      64.9%
Intermediate Duration Fixed Income Fund        Intermediate Duration Fixed Income Portfolio           94.0%
Growth Fund                                    Growth Portfolio                                       67.8%
Opportunity Fund                               Opportunity Portfolio                                   9.0%
Overseas Equity Fund                           International Equity Portfolio                          4.0%
Value Fund                                     Value Portfolio                                        68.5%

The Lifeline Funds utilize a master-feeder fund structure and seek to achieve their investment objectives by investing substantially all their investable assets in their the Portfolios and the Money market Fund (collectively the "Underlying Portfolios") per the following schedule:

                                       LIFELINE FUNDS PORTFOLIO WEIGHTINGS

RESPECTIVE PORTFOLIOS AND MONEY          AGGRESSIVE          GROWTH         MODERATE        CONSERVATIVE
MARKET FUND                              GROWTH FUND     STRATEGY FUND     GROWTH FUND      GROWTH FUND
-------------------------------          -----------     -------------     -----------      ------------
Core Plus Fixed Income Portfolio            None              15%              26%              25%
High Yield Fixed Income Portfolio           None               2%              5%                8%
Intermediate Duration Fixed                 None              None            None               3%
   Income Portfolio
Growth Portfolio                             21%              21%              19%              15%
International Equity Portfolio               23%              20%              15%              10%
Opportunity Portfolio                        34%              20%              11%               4%
Value Portfolio                              21%              21%              18%              14%
Money Market Fund                            1%                1%              6%               21%
                                         -----------     -------------     -----------      ------------
Total                                       100%              100%            100%              100%
                                         ===========     =============     ===========      ============

The Portfolios a are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments ("Schedules") are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the Lifeline Funds.

Under the Trusts' and Portfolio Trust's organizational documents, the Funds' and Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds' and Portfolios. In addition, in the normal course of business, the Funds' and Portfolios' enter into contracts with their service providers, which also provide for indemnifications by the Fund's and Portfolios'. The Funds' and Portfolios' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Funds' and Portfolios'. However, based on experience, the Funds' and Portfolios expect that risk of loss to be remote.


     2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

A.   VARIABLE DIRECT FUNDS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Funds' Board of Trustees. In addition, specific securities may need to be valued by or at the discretion of the Fund's Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B.   FEEDER FUNDS AND LIFELINE FUNDS

The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. The LifeLine Funds record their investments in the Money Market Fund at the respective net asset value reported by the Fund. The underlying securities of the Portfolios' and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C.   PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D.   MONEY MARKET FUNDS

Investments of the Money Market Funds are valued at amortized cost, which approximates fair value, except for securities covered by the Capital Support Agreement as discussed in footnote 3, which are reflected at fair value, and investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

INVESTMENT TRANSACTIONS:

A.   VARIABLE DIRECT FUNDS, PORTFOLIOS AND MONEY MARKET FUNDS

Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis.

B.   FEEDER FUNDS AND LIFELINE FUNDS

The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

FUTURES CONTRACTS:

A.   VARIABLE DIRECT FUNDS AND PORTFOLIOS

The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

OPTIONS:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. For the quarter ended January 31, 2008, the Funds did not write any covered call options.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2008, the Core Plus Fixed Income Portfolio and Money Market Fund held illiquid securities representing 0.03% and 5.09% of net assets, respectively, as follows:

                                                       ACQUISITION    ACQUISITION    PRINCIPAL
              SECURITY NAME                               DATE          COST ($)     AMOUNT ($)      VALUE ($)
              -------------                            -----------    -----------    -----------     ----------

CORE PLUS FIXED INCOME PORTFOLIO
  FHA Weyerhauser, 7.43%, 1/1/24                        3/28/2002        32,060         32,666         32,666
MONEY MARKET FUND
  K2 (USA) LLC, 4.97%, 6/13/08*                         6/12/2007      80,003,760     80,000,000     79,562,400
  K2 (USA) LLC, 4.91%, 6/20/08*                         5/22/2007      50,005,000     50,000,000     49,716,000
  Link Finance LLC, 4.89%, 6/20/08*                     6/7/2007       99,990,000    100,000,000     99,482,000
  Stanfield Victoria Funding LLC, 0.00%, 1/25/08*       1/25/2007      21,000,000     21,000,000     20,712,300
  Stanfield Victoria Funding LLC, 0.00%,  3/3/08*       2/26/2007      74,988,750     40,000,000     39,452,000
  Stanfield Victoria Funding LLC, 0.00%, 7/15/08*       7/11/2007      99,980,000     42,000,000     41,424,600
  Whistlejacket Capital LLC, 3.06%,  5/15/08*           4/11/2007      49,989,500     50,000,000     49,697,500
  Whistlejacket Capital LLC, 3.07%,  6/23/08*           6/20/2007      74,985,000     75,000,000     74,374,500

----------

(*)   These holdings represent investments in structured investment vehicles
      (SIVs). The value of SIVs may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs. The Money Market Fund's holdings in SIVs were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions. Management has considered these conditions in connection with the Money Market Fund's ongoing compliance with Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS:

The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' or the Portfolios' custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

FEDERAL INCOME TAX INFORMATION:

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                    NET UNREALIZED
                                                                TAX UNREALIZED    TAX UNREALIZED      APPRECIATION
FUND NAME                                         TAX COST       APPRECIATION      DEPRECIATION      (DEPRECIATION)
---------                                         --------      --------------    --------------    ---------------
New York Tax-Free Bond                        $    58,089,276   $    2,655,056    $     (133,566)   $    2,521,490
Growth and Income Fund                             31,398,034        9,676,626        (1,387,609)        8,289,017
Mid-Cap Fund                                       20,812,324        6,964,258        (1,268,005)        5,696,253
California Tax-Free Money Market Fund             262,555,111                -                  -                -
Money Market Fund                               8,991,767,170                -        (3,564,778)      (3,564,778)
New York Tax-Free Money Market Fund             1,119,785,824                -                  -                -
Tax-Free Money Market Fund                        116,805,821                -                  -                -
U.S. Government Money Market Fund              12,261,396,334                -                  -                -
U.S. Treasury Money Market Fund                 1,753,688,070                -           (24,274)         (24,274)
Core Plus Fixed Income Portfolio                  128,378,067        1,602,252        (2,990,941)      (1,388,689)
High Yield Fixed Income Portfolio                  14,275,475           84,925        (1,153,762)      (1,068,837)
Intermediate Duration Fixed Income Portfolio       17,348,087          175,231          (464,860)        (289,629)
Growth Portfolio                                   69,582,743       13,219,558        (2,297,874)       10,921,684
International Equity Portfolio                    327,606,191       62,659,700       (25,398,228)       37,261,472
Opportunity Portfolio                             174,713,518       28,160,868       (14,607,829)       13,553,039
Value Portfolio                                    68,175,423       13,352,595        (8,344,010)        5,008,585

3. CAPITAL SUPPORT AGREEMENT

The HSBC Investor Money Market Fund (the "Fund") holds notes (the "Notes") issued by certain structured investment vehicles ("SIVs"). In order to mitigate the negative impact of holding these SIVs in light of the ongoing credit conditions in the market, including the downgrade in credit rating for one of the holdings, on January 9, 2008, the Trust, on behalf of the Fund, entered into a Letter of Indemnity (as amended effective January 23, 2008, the "Agreement") with HSBC Group Investment Businesses Limited ("HGIB"), an affiliate to the Fund's investment adviser, HSBC Investments (USA) Inc., pursuant to which HGIB agreed to provide capital support to the Fund under certain circumstances.

The Agreement requires HGIB to contribute capital to the Fund, subject to an aggregate limit of $33 million, if as a result of realized losses on the Notes the Fund's mark-to-market net asset value would drop below $0.9975. In such event, HGIB would pay to the Fund the lesser of the following amounts: (i) the amount of the loss realized on the Notes; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9975, or (iii) the remaining amount of the aggregate limit under the Agreement, taking into account all prior contributions by HGIB.

The Board of Trustees has determined that HGIB's commitment under the Agreement is of comparable quality to a First Tier Security as defined in Rule 2a-7.

The termination date of the Agreement is the earlier of: (i) the full payment in cash of all amounts due by the issuers of the Notes; (ii) the payment in cash by HGIB of all amounts due under the provisions of the Agreement; (iii) the determination that HGIB's commitment under the Agreement no longer qualifies as a First Tier Security; or (iv) June 24, 2008. If the Fund continues to hold Notes on the June 24, 2008 termination date of the Agreement, the Fund will sell such Notes on the termination date if a sale would trigger a required capital payment from HGIB to the Fund under the provisions of the Agreement. Additionally, in the event that the Agreement terminates based on a determination by the Board that HGIB's commitment under the Agreement no longer qualifies as a First Tier Security, the Fund will sell the Notes and HGIB will pay any amounts owed under the provisions of the Agreement.

The following table summarizes the Notes and their amortized cost value, fair value, and unrealized depreciation as of January 31, 2008:


------------------------------------------------------------------------------------------------------------------------------------
                                                        Principal            Amortized           Fair              Unrealized
Description                                             Amount($)             Cost($)            Value($)          Depreciation($)
------------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.91%, 6/20/08                           50,000,000           50,001,816         49,716,000            (285,816)
K2 (USA) LLC, 4.97%, 6/13/08                           80,000,000           80,001,394         79,562,400            (438,994)
Links Finance LLC, 4.89%, 6/20/08                     100,000,000           99,996,118         99,482,000            (514,118)
Stanfield Victoria Funding LLC, 0.00%, 7/15/08         42,000,000           41,996,066         41,424,600            (571,466)
Stanfield Victoria Funding LLC, 0.00%, 3/3/08          40,000,000           39,999,426         39,452,000            (547,426)
Stanfield Victoria Funding LLC, 0.00%, 1/25/08         21,000,000           21,000,000         20,712,300            (287,700)
Whistlejacket Capital LLC, 3.06%, 5/15/08              50,000,000           49,997,188         49,697,500            (299,688)
Whistlejacket Capital LLC, 3.07%, 6/23/08              75,000,000           74,994,070         74,374,500            (619,570)

In addition, the fair value of the Agreement was $0 as of January 31, 2008 given the Fund's mark-to-market net asset value per share was in excess of $0.9975 on that date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC INVESTOR FUNDS
            --------------------------------------------------------------------


By (Signature and Title)*     /s/ Richard A. Fabietti
                         -------------------------------------------------------
                              Richard A. Fabietti, President

Date   March 25, 2008
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Richard A. Fabietti
                         -------------------------------------------------------
                              Richard A. Fabietti, President

Date   March 25, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)*     /s/ Troy A. Sheets
                         -------------------------------------------------------
                              Troy A. Sheets, Treasurer

Date   March 25, 2008
    ----------------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.